UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of September 30, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Capital Growth Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.2%
	Common Stocks — 98.2%
	Aerospace & Defense — 1.6%
106	Precision Castparts Corp.	6,720
116	Rockwell Collins, Inc.	6,386

		13,106

	Airlines — 0.9%
300	Skywest, Inc.	7,349

	Biotechnology — 2.2%
84	Amylin Pharmaceuticals, Inc. (a)	3,684
230	Celgene Corp. (a)	9,977
135	Vertex Pharmaceuticals, Inc. (a)	4,546

		18,207

	Capital Markets — 5.0%
76	Affiliated Managers Group, Inc. (a)	7,608
341	E*Trade Financial Corp. (a)	8,164
223	Investment Technology Group, Inc. (a)	9,997
197	Lazard Ltd., Class A (Bermuda)	7,857
172	T. Rowe Price Group, Inc.	8,235

		41,861

	Chemicals — 0.7%
311	Rockwood Holdings, Inc. ADR (a)	6,214

	Commercial Banks — 0.8%
89	Zions Bancorp	7,063

	Commercial Services & Supplies — 6.3%
247	Brady Corp., Class A	8,670
73	Corporate Executive Board Co.	6,519
173	Corrections Corp. of America (a)	7,502
444	Steelcase, Inc.	6,960
135	Stericycle, Inc. (a)	9,415
294	West Corp. (a)	14,202

		53,268

	Communications Equipment — 0.8%
158	Harris Corp.	7,029

	Computers & Peripherals — 3.9%
286	NCR Corp. (a)	11,276
229	Network Appliance, Inc. (a)	8,464
297	Seagate Technology (Cayman Islands) (a)	6,855
1,301	Sun Microsystems, Inc. (a)	6,467

		33,062

	Diversified Consumer Services — 1.6%
100	ITT Educational Services, Inc. (a)	6,617
157	Weight Watchers International, Inc.	6,979

		13,596

	Diversified Financial Services — 1.6%
138	CIT Group, Inc.	6,711
93	NYSE Group, Inc. (a)	6,974

		13,685

	Diversified Telecommunication Services — 1.2%
537	Time Warner Telecom, Inc., Class A (a)	10,216

	Electrical Equipment — 2.5%
271	General Cable Corp. (a)	10,359
235	Roper Industries, Inc.	10,491

		20,850

	Electronic Equipment & Instruments — 4.2%
397	Amphenol Corp., Class A	24,593
199	Ingram Micro, Inc., Class A (a)	3,822
240	Jabil Circuit, Inc.	6,868

		35,283

	Energy Equipment & Services — 2.5%
168	BJ Services Co.	5,074
127	ENSCO International, Inc.	5,566
94	FMC Technologies, Inc. (a)	5,053
86	National Oilwell Varco, Inc. (a)	5,059

		20,752

	Food & Staples Retailing — 0.8%
216	Safeway, Inc.	6,547

	Gas Utilities — 0.7%
73	Questar Corp.	5,928

	Health Care Equipment & Supplies — 2.3%
141	Advanced Medical Optics, Inc. (a)	5,588
103	Hologic, Inc. (a)	4,470
180	Mentor Corp.	9,085

		19,143

JPMorgan Capital Growth Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Health Care Providers & Services — 7.3%
158	Caremark Rx, Inc.	8,954
179	Coventry Health Care, Inc. (a)	9,225
349	DaVita, Inc. (a)	20,191
174	Lincare Holdings, Inc. (a)	6,020
115	Medco Health Solutions, Inc. (a)	6,889
141	Omnicare, Inc.	6,054
90	Triad Hospitals, Inc. (a)	3,970

		61,303

	Health Care Technology — 1.4%
112	Cerner Corp. (a)	5,089
282	Per-Se Technologies, Inc. (a)	6,433

		11,522

	Hotels, Restaurants & Leisure — 3.9%
191	Four Seasons Hotels, Inc. (Canada)	12,189
195	International Game Technology	8,109
241	Scientific Games Corp., Class A (a)	7,670
75	Wynn Resorts Ltd. (a)	5,128

		33,096

	Insurance — 2.9%
76	Everest Re Group Ltd. (Barbados)	7,441
221	Hanover Insurance Group, Inc. (The)	9,877
295	Security Capital Assurance Ltd. (Bermuda)	7,063

		24,381

	Internet & Catalog Retail — 0.7%
215	Coldwater Creek, Inc. (a)	6,175

	IT Services — 4.3%
415	Alliance Data Systems Corp. (a)	22,926
121	CheckFree Corp. (a)	5,006
300	VeriFone Holdings, Inc. (a)	8,562

		36,494

	Leisure Equipment & Products — 0.9%
199	Pool Corp.	7,669

	Life Sciences Tools & Services — 1.3%
157	Covance, Inc. (a)	10,442

	Machinery — 1.6%
161	Oshkosh Truck Corp.	8,110
68	Parker-Hannifin Corp.	5,317

		13,427

	Marine — 1.0%
146	American Commercial Lines, Inc. (a)	8,674

	Oil, Gas & Consumable Fuels — 3.1%
104	Apache Corp.	6,541
160	Newfield Exploration Co. (a)	6,147
224	Southwestern Energy Co. (a)	6,682
157	XTO Energy, Inc.	6,615

		25,985

	Pharmaceuticals — 2.0%
222	Adams Respiratory Therapeutics, Inc. (a)	8,119
77	Allergan, Inc.	8,705

		16,824

	Semiconductors & Semiconductor Equipment — 5.7%
174	Broadcom Corp., Class A (a)	5,290
151	Freescale Semiconductor, Inc., Class A (a)	5,761
655	Integrated Device Technology, Inc. (a)	10,522
168	KLA-Tencor Corp.	7,453
129	MEMC Electronic Materials, Inc. (a)	4,733
186	Microchip Technology, Inc.	6,038
286	NVIDIA Corp. (a)	8,451

		48,248

	Software — 7.1%
212	Adobe Systems, Inc. (a)	7,939
299	Amdocs Ltd. (United Kingdom) (a)	11,852
795	BEA Systems, Inc. (a)	12,078
269	Citrix Systems, Inc. (a)	9,737
178	Electronic Arts, Inc. (a)	9,900
164	Red Hat, Inc. (a)	3,461
122	Salesforce.com, Inc. (a)	4,392

		59,359

	Specialty Retail — 8.9%
252	AnnTaylor Stores Corp. (a)	10,536
315	Circuit City Stores, Inc.	7,920
325	GameStop Corp., Class A (a)	15,046
182	Office Depot, Inc.	7,209
362	Petsmart, Inc.	10,040
260	Tiffany & Co.	8,632
367	TJX Cos., Inc.	10,281
201	United Auto Group, Inc.	4,696

		74,360

JPMorgan Capital Growth Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Textiles, Apparel & Luxury Goods — 1.6%
168	Coach, Inc. (a)	5,765
118	Polo Ralph Lauren Corp.	7,627

		13,392

	Trading Companies & Distributors — 0.8%
163	GATX Corp.	6,760

	Wireless Telecommunication Services — 4.1%
187	American Tower Corp., Class A (a)	6,829
258	NII Holdings, Inc. (a)	16,025
209	Rogers Communications, Inc., Class B (Cananda)	11,468

		34,322

	Total Common Stocks (Cost $695,670)	825,592

	Short-Term Investment — 2.1%
	Investment Company — 2.1%
17,415	JPMorgan Prime Money Market Fund (b) (m) (Cost $17,415)	17,415

Principal Amount ($)

	Investments of Cash Collateral for Securities Loaned — 12.3%
	Certificates of Deposit — 5.0%
5,000	ABN Amro Bank, Chicago, FRN, 5.32%, 12/26/06	5,000
4,000	Barclays, New York, FRN, 5.33%, 06/06/07	4,000
5,000	Calyon, New York, FRN, 5.32%, 12/12/06	5,000
5,000	Canadian Imperial Bank, New York, FRN, 5.32%, 11/27/06	5,000
5,400	Credit Suisse First Boston, FRN, 5.40%, 10/17/06	5,400
5,000	KBC, New York, FRN, 5.32%, 12/12/06	5,000
3,500	Nordea Bank, New York, FRN, 5.32%, 01/03/07	3,500
5,000	Norinchukin Bank, New York, 5.32%, 10/24/06	5,000
3,250	Royal Bank of Canada, FRN, 5.30%, 11/13/06	3,250

		41,150

	Commercial Paper — 0.6%
5,000	Morgan Stanley, FRN, 5.44%, 02/20/07	5,000

	Corporate Notes — 5.5%
1,000	Alliance and Leister plc, FRN, 5.32%, 10/29/07	1,000
2,000	Allstate Life Global Funding, FRN, 5.32%, 10/29/07	2,000
4,000	American Express Credit Corp., FRN, 5.33%, 06/12/07	4,000
4,800	Bank of America, FRN, 5.31%, 11/07/06	4,800
6,000	Banque Federative Du Credit Mutuel, FRN, 5.33%, 07/13/07	6,000
900	Citigroup Global Markets Inc., FRN, 5.45%, 10/06/06	900
6,500	Dorada Finance, Inc., FRN, 5.37%, 01/14/08	6,500
2,500	Landsbanki Islands HF, FRN, 5.41%, 03/16/07	2,500
1,000	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 10/24/06	1,000
3,400	Links Finance LLC, FRN, 5.37%, 10/15/07	3,400
5,999	Macquarie Bank Ltd., FRN, 5.35%, 10/29/07	5,999
5,052	National City Bank Cleveland, FRN, 5.27%, 10/04/07	5,052
3,499	Sigma Finance, Inc., FRN, 5.37%, 10/24/07	3,499

		46,650

	Time Deposit — 0.7%
6,000	Deutsche Bank, FRN, 5.34%, 02/20/07	6,000

	Repurchase Agreements — 0.5%
4,587	Bank of America Securities LLC, 5.39%, dated 9/29/06, due 10/02/06, repurchase price $4,589, collateralized by U.S. Government Agency Mortgages	4,587

	Total Investments of Cash Collateral for Securities Loaned (Cost $103,387)	103,387

	Total Investments — 112.6% (Cost $816,472)	946,394
	Liabilities in Excess of Other Assets — (12.6)%	(105,607)

	NET ASSETS — 100.0%	$840,787

Percentages indicated are based on net assets.

Abbreviation:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P.Morgan Investment Management Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depository Receipt
FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.

JPMorgan Capital Growth Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$140,833
Aggregate gross unrealized depreciation	(10,911)

Net unrealized appreciation/depreciation	$129,922

Federal income tax cost of investments	$816,472

JPMorgan Disciplined Equity Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments 100.1%
	Common Stocks — 100.1%
	Aerospace & Defense — 3.0%
58	Goodrich Corp.	2,330
119	Honeywell International, Inc.	4,863
1	Lockheed Martin Corp.	43
72	Northrop Grumman Corp.	4,887
5	Raytheon Co.	255
102	United Technologies Corp.	6,481

		18,859

	Air Freight & Logistics — 0.0% (g)
1	FedEx Corp.	152

	Auto Components — 0.7%
60	Johnson Controls, Inc.	4,269

	Beverages — 1.5%
143	Coca-Cola Co. (The)	6,380
129	Coca-Cola Enterprises, Inc.	2,677
4	PepsiCo, Inc.	254

		9,311

	Biotechnology — 2.0%
152	Amgen, Inc. (a)	10,858
32	MedImmune, Inc. (a)	941
3	OSI Pharmaceuticals, Inc. (a)	128
15	Vertex Pharmaceuticals, Inc. (a)	511

		12,438

	Capital Markets — 3.5%
8	Bank of New York Co., Inc. (The)	296
21	Franklin Resources, Inc.	2,263
30	Goldman Sachs Group, Inc.	5,143
1	Mellon Financial Corp.	43
3	Merrill Lynch & Co., Inc.	251
145	Morgan Stanley	10,579
58	State Street Corp.	3,594
4	TD Ameritrade Holding Corp.	66

		22,235

	Chemicals — 2.0%
24	Air Products & Chemicals, Inc.	1,573
125	Dow Chemical Co. (The)	4,869
83	Praxair, Inc.	4,898
35	Rohm & Haas Co.	1,634

		12,974

	Commercial Banks — 4.0%
20	Associated Banc-Corp.	634
1	BB&T Corp.	35
77	Comerica, Inc.	4,371
14	First Horizon National Corp.	517
58	Marshall & Ilsley Corp.	2,775
68	TCF Financial Corp.	1,777
204	U.S. Bancorp	6,784
244	Wells Fargo & Co.	8,842

		25,735

	Communications Equipment — 4.9%
388	Cisco Systems, Inc. (a)	8,926
293	Corning, Inc. (a)	7,145
58	Juniper Networks, Inc. (a)	1,007
177	Motorola, Inc.	4,415
248	QUALCOMM, Inc.	8,997
63	Tellabs, Inc. (a)	694

		31,184

	Computers & Peripherals — 2.9%
14	Apple Computer, Inc. (a)	1,048
46	EMC Corp. (a)	546
166	Hewlett-Packard Co.	6,090
103	International Business Machines Corp.	8,407
16	NCR Corp. (a)	632

JPMorgan Disciplined Equity Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

322	Sun Microsystems, Inc. (a)	1,602

		18,325

	Consumer Finance — 1.0%
105	American Express Co.	5,866
10	Capital One Financial Corp.	802

		6,668

	Diversified Financial Services — 6.8%
356	Bank of America Corp.	19,092
124	CIT Group, Inc.	6,016
366	Citigroup, Inc.	18,174

		43,282

	Diversified Telecommunication Services — 2.8%
249	AT&T, Inc.	8,117
258	Verizon Communications, Inc.	9,561

		17,678

	Electric Utilities — 2.1%
65	American Electric Power Co., Inc.	2,368
136	Edison International	5,642
4	FPL Group, Inc.	175
97	Northeast Utilities	2,255
21	Pinnacle West Capital Corp.	955
124	Sierra Pacific Resources (a)	1,784

		13,179

	Electrical Equipment — 0.1%
10	Rockwell Automation, Inc.	587

	Energy Equipment & Services — 1.6%
7	Baker Hughes, Inc.	443
15	BJ Services Co.	449
103	Halliburton Co.	2,930
1	Noble Corp.	90
68	Schlumberger Ltd. (Neth. Antilles)	4,237
51	Weatherford International Ltd. (Bermuda) (a)	2,119

		10,268

	Food & Staples Retailing — 1.8%
102	CVS Corp.	3,267
86	Safeway, Inc.	2,616
11	Supervalu, Inc.	323
67	Sysco Corp.	2,224
57	Wal-Mart Stores, Inc.	2,826

		11,256

	Food Products — 0.6%
13	Kellogg Co.	644
96	Kraft Foods, Inc.	3,434

		4,078

	Health Care Equipment & Supplies — 1.1%
148	Baxter International, Inc.	6,746
25	Boston Scientific Corp. (a)	367
4	Medtronic, Inc.	172
- (h)	Zimmer Holdings, Inc. (a)	20

		7,305

	Health Care Providers & Services — 2.8%
52	Aetna, Inc.	2,068
11	Cigna Corp.	1,233
41	McKesson Corp.	2,135
35	Medco Health Solutions, Inc. (a)	2,122
44	UnitedHealth Group, Inc.	2,170
106	WellPoint, Inc. (a)	8,137

		17,865

	Hotels, Restaurants & Leisure — 1.2%
63	Carnival Corp.	2,977
23	Hilton Hotels Corp.	640
2	Marriott International, Inc., Class A	85
25	McDonald’s Corp.	990
47	Starwood Hotels & Resorts Worldwide, Inc.	2,694

		7,386

	Household Durables — 0.7%
25	Centex Corp.	1,300
2	D.R. Horton, Inc.	50
2	Fortune Brands, Inc.	113
13	Lennar Corp., Class A	602
6	Mohawk Industries, Inc. (a)	462

JPMorgan Disciplined Equity Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

73	Toll Brothers, Inc. (a)	2,041

		4,568

	Household Products — 2.6%
271	Procter & Gamble Co.	16,790

	Independent Power Producers & Energy Traders — 0.1%
7	TXU Corp.	413

	Industrial Conglomerates — 4.2%
668	General Electric Co.	23,577
10	Textron, Inc.	858
79	Tyco International Ltd. (Bermuda)	2,208

		26,643

	Insurance — 4.7%
24	Allstate Corp. (The)	1,505
77	AMBAC Financial Group, Inc.	6,372
37	American International Group, Inc.	2,452
22	Assurant, Inc.	1,175
1	Chubb Corp.	67
117	Genworth Financial, Inc.	4,100
73	Hartford Financial Services Group, Inc.	6,315
- (h)	Lincoln National Corp.	6
95	MBIA, Inc.	5,831
26	Protective Life Corp.	1,176
9	Prudential Financial, Inc.	648

		29,647

	Internet Software & Services — 1.2%
117	eBay, Inc. (a)	3,310
8	Google, Inc., Class A (a)	3,296
30	Yahoo!, Inc. (a)	763

		7,369

	Machinery — 1.6%
29	Danaher Corp.	1,964
20	Deere & Co.	1,678
35	Eaton Corp.	2,382
39	Illinois Tool Works, Inc.	1,760
59	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	2,241

		10,025

	Media — 3.9%
117	CBS Corp., Class B	3,296
7	Clear Channel Communications, Inc.	214
17	Comcast Corp., Class A (a)	641
73	E.W. Scripps Co., Class A	3,499
3	EchoStar Communications Corp., Class A (a)	108
114	Gannett Co., Inc.	6,496
8	New York Times Co., Class A	179
214	News Corp., Class A	4,195
162	Viacom, Inc., Class B (a)	6,023

		24,651

	Metals & Mining — 0.8%
92	Alcoa, Inc.	2,580
45	United States Steel Corp.	2,618

		5,198

	Multi-Utilities — 1.6%
94	CMS Energy Corp. (a)	1,356
148	Duke Energy Corp.	4,473
18	SCANA Corp.	725
9	Wisconsin Energy Corp.	384
159	Xcel Energy, Inc.	3,279

		10,217

	Multiline Retail — 2.4%
- (h)	Family Dollar Stores, Inc.	9
45	Federated Department Stores, Inc.	1,957
57	J.C. Penney Co., Inc.	3,885
68	Kohl’s Corp. (a)	4,427
86	Target Corp.	4,724

		15,002

	Oil, Gas & Consumable Fuels — 7.4%
44	Anadarko Petroleum Corp.	1,942
29	Chesapeake Energy Corp.	835
117	Chevron Corp.	7,615
155	ConocoPhillips	9,203
39	Devon Energy Corp.	2,450

JPMorgan Disciplined Equity Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

19	EOG Resources, Inc.	1,255
265	Exxon Mobil Corp.	17,808
38	Marathon Oil Corp.	2,930
23	Occidental Petroleum Corp.	1,116
12	Valero Energy Corp.	618
26	XTO Energy, Inc.	1,087

		46,859

	Paper & Forest Products — 0.3%
30	Weyerhaeuser Co.	1,840

	Pharmaceuticals — 6.9%
192	Abbott Laboratories	9,319
7	Bristol-Myers Squibb Co.	167
28	Eli Lilly & Co.	1,567
55	Johnson & Johnson	3,565
155	Merck & Co., Inc.	6,503
161	Pfizer, Inc.	4,577
340	Schering-Plough Corp.	7,515
46	Sepracor, Inc. (a)	2,204
165	Wyeth	8,394

		43,811

	Real Estate Investment Trusts (REITs) — 1.2%
44	Apartment Investment & Management Co.	2,367
23	Hospitality Properties Trust	1,104
107	Host Hotels & Resorts, Inc.	2,454
5	ProLogis	302
25	Taubman Centers, Inc.	1,124

		7,351

	Road & Rail — 2.0%
22	Burlington Northern Santa Fe Corp.	1,638
153	CSX Corp.	5,023
136	Norfolk Southern Corp.	5,986

		12,647

	Semiconductors & Semiconductor Equipment — 1.9%
71	Altera Corp. (a)	1,303
83	Broadcom Corp., Class A (a)	2,512
40	Intel Corp.	821
24	Intersil Corp., Class A	596
6	KLA-Tencor Corp.	267
53	Linear Technology Corp.	1,662
7	Maxim Integrated Products, Inc.	188
34	PMC-Sierra, Inc. (a)	200
9	Texas Instruments, Inc.	309
193	Xilinx, Inc.	4,228

		12,086

	Software — 3.7%
558	Microsoft Corp.	15,237
449	Oracle Corp. (a)	7,967

		23,204

	Specialty Retail — 1.7%
28	Abercrombie & Fitch Co.	1,932
12	Advance Auto Parts, Inc.	392
48	Best Buy Co., Inc.	2,555
18	Home Depot, Inc.	646
82	Lowe’s Cos., Inc.	2,292
136	Staples, Inc.	3,311

		11,128

	Textiles, Apparel & Luxury Goods — 0.6%
76	Coach, Inc. (a)	2,618
11	Nike, Inc., Class B	929

		3,547

	Thrifts & Mortgage Finance — 1.3%
76	Countrywide Financial Corp.	2,663
3	Fannie Mae	184
38	Freddie Mac	2,501
13	MGIC Investment Corp.	750
32	New York Community Bancorp, Inc.	529
35	Washington Mutual, Inc.	1,534

		8,161

	Tobacco — 2.3%
190	Altria Group, Inc.	14,567

JPMorgan Disciplined Equity Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Wireless Telecommunication Services — 0.6%
236	Sprint Nextel Corp.	4,047

	Total Common Stocks (Cost $493,689)	634,805

	Short-Term Investments — 0.6%
	Investment Company — 0.5%
3,172	JPMorgan Prime Money Market Fund (b) (m) (Cost $3,172)	3,172

Principal Amount ($)

	U.S. Treasury Obligations — 0.1%
885	U.S. Treasury Notes, 3.63%, 06/30/07 (Cost $874)	876

	Total Short-Term Investments (Cost $4,046)	4,048

	Investments of Cash Collateral for Securities Loaned — 5.6%
	Certificates of Deposit — 1.1%
1,750	Deutsche Bank, New York, FRN, 5.47%, 01/22/08	1,750
2,000	Mizuho Corporate Bank Ltd., New York, 5.30%, 10/26/06	2,000
2,000	Norinchukin Bank, New York, 5.32%, 10/24/06	2,000
1,400	Royal Bank of Canada, New York, FRN, 5.30%, 11/13/06	1,400

		7,150

	Commercial Paper — 0.6%
1,991	Concord Minutemen, C.C. LLC, Series A, 5.29%, 10/20/06	1,991
1,990	Fenway Funding LLC, 5.33%, 10/23/06	1,990

		3,981

	Corporate Notes — 2.3%
1,000	Alliance and Leister plc, FRN, 5.32%, 10/29/07	1,000
1,700	American Express Credit Corp., FRN, 5.33%, 06/12/07	1,700
1,000	Bank of America, FRN, 5.31%, 11/07/06	1,000
1,000	Banque Federative Du Credit Mutuel, FRN, 5.33%, 07/13/07	1,000
200	Beta Finance, Inc., FRN, 5.37%, 01/15/08	200
1,750	CDC Financial Products, Inc., FRN, 5.43%, 10/30/06	1,750
2,000	Citigroup Global Markets Holding, Inc., FRN, 5.45%, 10/06/06	2,000
1,000	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 10/24/06	1,000
1,000	Links Finance LLC, FRN, 5.42%, 10/06/06	1,000
1,000	Macquarie Bank Ltd., FRN, 5.35%, 10/29/07	1,000
1,000	Morgan Stanley, FRN, 5.56%, 10/29/07	1,000
1,600	Sigma Finance, Inc., FRN, 5.37%, 10/24/07	1,600

		14,250

	Repurchase Agreements — 1.6%
314	Banc of America Securities LLC, 5.39%, dated 9/29/06, due 10/02/06, repurchase price $314 collateralized by U.S. Government Agency Mortgages	314
5,000	Lehman Brothers, Inc., 5.38%, dated 9/29/06, due 10/02/06, repurchase price $5,002 collateralized by U.S. Government Agency Mortgages	5,000
5,000	UBS Securities LLC, 5.39%, dated 9/29/06, due 10/02/06, repurchase price $5,002 collateralized by U.S. Government Agency Mortgages	5,000

		10,314

	Total Investments of Cash Collateral for Securities Loaned (Cost $35,695)	35,695

	Total Investments — 106.3% (Cost $533,430)	674,548
	Liabilities in Excess of Other Assets — (6.3)%	(40,100)

	NET ASSETS — 100.0%	$634,448

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

JPMorgan Disciplined Equity Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Aggregate gross unrealized appreciation	$146,087
Aggregate gross unrealized depreciation	(4,969)

Net unrealized appreciation/depreciation	$141,118

Federal income tax cost of investments	$533,430

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

	Long-Term Investments — 105.2%
	Common Stocks — 62.1%
	Aerospace & Defense — 1.3%
-(h)	AAR Corp. (a) (m)	10
1	BE Aerospace, Inc. (a) (m)	27
1	Ceradyne, Inc. (a) (m)	25
1	Curtiss-Wright Corp. (m)	18
2	Esterline Technologies Corp. (a) (m)	68
13	General Dynamics Corp. (m)	914
3	Goodrich Corp. (m)	126
1	Heico Corp. (m)	27
18	Honeywell International, Inc. (m)	744
1	K&F Industries Holdings, Inc. (a) (m)	17
16	Lockheed Martin Corp. (m)	1,334
4	Moog, Inc., Class A (a) (m)	152
20	Northrop Grumman Corp. (m)	1,382
1	Orbital Sciences Corp. (a) (m)	11
27	Raytheon Co. (m)	1,279
-(h)	Triumph Group, Inc. (m)	10
-(h)	United Industrial Corp. (m)	16
21	United Technologies Corp. (m)	1,323

		7,483

	Air Freight & Logistics — 0.2%
-(h)	FedEx Corp. (m)	11
1	Hub Group, Inc., Class A (a) (m)	30
29	TNT N.V. (Netherlands)	1,105

		1,146

	Airlines — 0.2%
1	Alaska Air Group, Inc. (a) (m)	23
16	Continental Airlines, Inc., Class B (a) (m)	464
4	ExpressJet Holdings, Inc. (a) (m)	29
4	Mesa Air Group, Inc. (a) (m)	28
1	Republic Airways Holdings, Inc. (a) (m)	17
3	Skywest, Inc. (m)	64
9	UAL Corp. (a) (m)	244

		869

	Auto Components — 0.8%
1	Aftermarket Technology Corp. (a) (m)	25
1	ArvinMeritor, Inc. (m)	20
5	Autoliv, Inc. (Sweden) (m)	287
20	Compagnie Generale des Etablissements Michelin, Class B (France)	1,453
33	Johnson Controls, Inc. (m)	2,382
-(h)	Sauer-Danfoss, Inc. (m)	2
1	Shiloh Industries, Inc. (a) (m)	7
3	Tenneco, Inc. (a) (m)	77
38	TI Automotive Ltd., Class A (United Kingdom) (a)	-(h)

		4,253

	Automobiles — 0.5%
14	Bayerische Motoren Werke AG (Germany)	761
1	Fleetwood Enterprises, Inc. (a) (m)	7
9	Harley-Davidson, Inc. (m)	581
22	Toyota Motor Corp. (Japan)	1,208

		2,557

	Beverages — 0.6%
26	Coca-Cola Co. (The) (m)	1,143
6	Coca-Cola Enterprises, Inc. (m)	119
1	National Beverage Corp. (m)	13
11	PepsiCo, Inc. (m)	724
123	Scottish & Newcastle plc (United Kingdom)	1,309

		3,308

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

	Biotechnology — 0.9%
1	Alexion Pharmaceuticals, Inc. (a) (m)	27
1	Alkermes, Inc. (a) (m)	22
46	Amgen, Inc. (a) (m)	3,324
1	Amylin Pharmaceuticals, Inc. (a) (m)	26
1	BioMarin Pharmaceuticals, Inc. (a) (m)	19
1	Cell Genesys, Inc. (a) (m)	5
5	Cephalon, Inc. (a) (m)	337
2	Cubist Pharmaceuticals, Inc. (a) (m)	53
1	GTx, Inc. (a) (m)	8
1	ICOS Corp. (a) (m)	13
11	ImClone Systems, Inc. (a) (m)	303
2	Incyte Corp. (a) (m)	7
1	Martek Biosciences Corp. (a) (m)	13
2	Medarex, Inc. (a) (m)	19
14	MedImmune, Inc. (a) (m)	421
1	Myogen, Inc. (a) (m)	35
2	Myriad Genetics, Inc. (a) (m)	42
-(h)	OSI Pharmaceuticals, Inc. (a) (m)	8
1	Progenics Pharmaceuticals, Inc. (a) (m)	16
3	Renovis, Inc. (a) (m)	44
1	Theravance, Inc. (a) (m)	22
1	United Therapeutics Corp. (a) (m)	42
1	Vertex Pharmaceuticals, Inc. (a) (m)	27

		4,833

	Building Products — 0.0% (g)
-(h)	Ameron International Corp. (m)	27
1	ElkCorp. (m)	16
-(h)	Griffon Corp. (a) (m)	7
-(h)	Insteel Industries, Inc. (m)	4
1	NCI Building Systems, Inc. (a) (m)	58
3	Universal Forest Products, Inc. (m)	138

		250

	Capital Markets — 2.5%
16	Bank of New York Co., Inc. (The) (m)	557
9	Bear Stearns Cos., Inc. (The) (m)	1,219
-(h)	Calamos Asset Management, Inc., Class A (m)	12
90	Daiwa Securities Group, Inc. (Japan)	1,053
11	Deutsche Bank AG (Registered) (Germany)	1,278
13	E*Trade Financial Corp. (a) (m)	304
1	Franklin Resources, Inc. (m)	106
12	Goldman Sachs Group, Inc. (m)	1,946
3	Knight Capital Group, Inc., Class A (a) (m)	47
1	LaBranche & Co., Inc. (a) (m)	8
5	Lazard Ltd., Class A (Bermuda) (m)	216
1	Legg Mason, Inc. (m)	111
19	Lehman Brothers Holdings, Inc. (m)	1,407
49	Man Group plc (United Kingdom)	411
54	Morgan Stanley (m)	3,924
-(h)	optionsXpress Holdings, Inc. (m)	11
-(h)	Piper Jaffray Cos. (a) (m)	12
19	State Street Corp. (m)	1,179
-(h)	TD Ameritrade Holding Corp. (m)	2
3	Technology Investment Capital Corp. (m)	41
1	TradeStation Group, Inc. (a) (m)	9
1	Waddell & Reed Financial, Inc. (m)	17

		13,870

	Chemicals — 1.5%
1	Air Products & Chemicals, Inc. (m)	53
28	Arkema (France) (a)	1,325
-(h)	Balchem Corp. (m)	6
19	Bayer AG (Germany)	963
6	Dow Chemical Co. (The) (m)	238
1	Georgia Gulf Corp. (m)	19

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

2	H.B. Fuller Co. (m)	44
3	Hercules, Inc. (a) (m)	44
-(h)	Kronos Worldwide, Inc. (m)	3
31	Lanxess AG (Germany) (a)	1,338
100	Makhteshim-Agan Industries Ltd. (Israel)	493
5	Monsanto Co. (m)	226
1	NewMarket Corp. (m)	35
1	Pioneer Cos., Inc. (a) (m)	17
3	PolyOne Corp. (a) (m)	27
3	Potash Corp. of Saskatchewan (Canada) (m)	344
30	Praxair, Inc. (m)	1,782
14	Rohm & Haas Co. (m)	653
1	Schulman (A.), Inc. (m)	12
1	Spartech Corp. (m)	37
3	W.R. Grace & Co. (a) (m)	37
74	Zeon Corp. (Japan)	750

		8,446

	Commercial Banks — 4.2%
50	77 Bank Ltd. (The) (Japan)	347
1	Amcore Financial, Inc. (m)	24
1	Ameris Bancorp (m)	15
1	Associated Banc-Corp. (m)	40
-(h)	BancFirst Corp. (m)	9
32	Banche Popolari Unite Scpa (Italy)	864
1	Bank of Granite Corp. (m)	13
131	Barclays plc (United Kingdom)	1,656
	BB&T Corp. (m)	4
15	BNP Paribas (France)	1,580
-(h)	Capital Corp. of the West (m)	6
-(h)	Capitol Bancorp Ltd. (m)	18
-(h)	Cardinal Financial Corp. (m)	3
1	Center Financial Corp. (m)	14
1	Central Pacific Financial Corp. (m)	33
-(h)	Chemical Financial Corp. (m)	9
1	City Holding Co. (m)	20
1	Columbia Banking System, Inc. (m)	29
4	Comerica, Inc. (m)	211
1	Community Bank System, Inc. (m)	29
-(h)	Community Trust Bancorp, Inc. (m)	16
-(h)	Enterprise Financial Services Corp. (m)	3
3	First Bancorp (m)	28
1	First Horizon National Corp. (m)	27
1	First Regional Bancorp (a) (m)	20
1	First Republic Bank (m)	23
2	First State Bancorp, Inc. (m)	40
-(h)	FNB Corp. (m)	11
-(h)	Glacier Bancorp, Inc. (m)	15
-(h)	Great Southern Bancorp, Inc. (m)	8
1	Greater Bay Bancorp (m)	23
4	Hanmi Financial Corp. (m)	78
25	HBOS plc (United Kingdom)	493
-(h)	Heritage Commerce Corp. (m)	7
-(h)	Horizon Financial Corp. (m)	6
2	Iberiabank Corp. (m)	99
1	Independent Bank Corp. (m)	35
1	International Bancshares Corp. (m)	24
1	Intervest Bancshares Corp. (a) (m)	26
7	Keycorp (m)	270
1	Lakeland Financial Corp. (m)	16
-(h)	Macatawa Bank Corp. (m)	4
11	Marshall & Ilsley Corp. (m)	535
-(h)	MB Financial, Inc. (m)	11
1	Mercantile Bank Corp. (m)	21
-(h)	Mitsubishi Tokyo UFJ Financial Group, Inc. (Japan)	695
3	Nara Bancorp, Inc. (m)	62

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

7	North Fork Bancorp, Inc. (m)	203
1	Oriental Financial Group (m)	13
1	Pacific Capital Bancorp (m)	19
1	Peoples Bancorp, Inc. (m)	15
17	PNC Financial Services Group, Inc. (m)	1,231
-(h)	Premierwest Bancorp (m)	3
2	PrivateBancorp, Inc. (m)	73
3	R&G Financial Corp., Class B (m)	26
12	Regions Financial Corp. (m)	436
1	Republic Bancorp, Inc. (m)	19
-(h)	Republic Bancorp, Inc., Class A (m)	5
56	Royal Bank of Scotland Group plc (United Kingdom)	1,920
45	Sanpaslo IMI S.p.A. (Italy)	957
-(h)	Santander Bancorp (m)	2
-(h)	Sierra Bancorp (m)	3
-(h)	Simmons First National Corp., Class A (m)	9
1	Southwest Bancorp, Inc. (m)	28
3	Sterling Bancshares, Inc. (m)	65
1	Sterling Financial Corp. (m)	37
-(h)	Sumitomo Mitsui Financial Group, Inc. (Japan)	1,565
1	Summit Bancshares, Inc. (m)	39
1	Taylor Capital Group, Inc. (m)	15
4	TCF Financial Corp. (m)	100
-(h)	TriCo Bancshares (m)	7
73	U.S. Bancorp (m)	2,417
1	Umpqua Holdings Corp. (m)	16
10	Unibanco Uniao de Bancos Brasileiros S.A. ADR (Brazil)	721
104	UniCredito Italiano S.p.A. (Italy)	863
-(h)	Virginia Commerce Bancorp (a) (m)	2
34	Wachovia Corp. (m)	1,908
77	Wells Fargo & Co. (m)	2,797
1	West Coast Bancorp (m)	36
1	Westamerica Bancorp (m)	66
1	Wilshire Bancorp, Inc. (m)	25

		23,161

	Commercial Services & Supplies — 0.5%
1	American Ecology Corp. (m)	12
-(h)	Banta Corp. (m)	14
65	Brambles Industries Ltd. (Australia)	616
-(h)	Clean Harbors, Inc. (a) (m)	4
-(h)	Coinstar, Inc. (a) (m)	9
1	Consolidated Graphics, Inc. (a) (m)	60
-(h)	CRA International, Inc. (a) (m)	5
1	Deluxe Corp. (m)	19
2	First Consulting Group, Inc. (a) (m)	16
1	Geo Group, Inc. (The) (a) (m)	34
1	Heidrick & Struggles International, Inc. (a) (m)	32
2	Herman Miller, Inc. (m)	58
1	Hudson Highland Group, Inc. (a) (m)	6
7	IKON Office Solutions, Inc. (m)	91
1	John H. Harland Co. (m)	40
4	Kforce, Inc. (a) (m)	45
-(h)	Korn/Ferry International (a) (m)	8
2	Labor Ready, Inc. (a) (m)	33
1	Navigant Consulting, Inc. (a) (m)	28
1	Spherion Corp. (a) (m)	7
3	TeleTech Holdings, Inc. (a) (m)	50
-(h)	Tetra Tech, Inc. (a) (m)	7
1	United Stationers, Inc. (a) (m)	28
8	USG People N.V. (Netherlands) (a)	557
-(h)	Volt Information Sciences, Inc. (a) (m)	14
27	Waste Management, Inc. (m)	998

		2,791

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

	Communications Equipment — 2.1%
4	3Com Corp. (a) (m)	17
73	Alcatel S.A. (France)	890
3	Arris Group, Inc. (a) (m)	32
1	Avocent Corp. (a) (m)	30
-(h)	Bel Fuse, Inc., Class B (m)	10
1	Black Box Corp. (m)	27
1	C-COR, Inc. (a) (m)	6
146	Cisco Systems, Inc. (a) (m)	3,367
1	CommScope, Inc. (a) (m)	39
76	Corning, Inc. (a) (m)	1,865
-(h)	Digi International, Inc. (a) (m)	5
1	Ditech Networks, Inc. (a) (m)	4
2	Extreme Networks, Inc. (a) (m)	8
3	Finisar Corp. (a) (m)	11
1	Foundry Networks, Inc. (a) (m)	17
1	Harmonic, Inc. (a) (m)	7
4	Inter-Tel, Inc. (m)	84
1	Interdigital Communications Corp. (a) (m)	38
22	Juniper Networks, Inc. (a) (m)	382
-(h)	Mastec, Inc. (a) (m)	4
94	Motorola, Inc. (m)	2,360
2	MRV Communications, Inc. (a) (m)	6
1	Netgear, Inc. (a) (m)	16
27	Nokia OYJ (Finland)	524
1	Packeteer, Inc. (a) (m)	11
2	Plantronics, Inc. (m)	30
1	Polycom, Inc. (a) (m)	15
2	Powerwave Technologies, Inc. (a) (m)	13
42	QUALCOMM, Inc. (m)	1,509
-(h)	Radyne Corp. (a) (m)	4
1	Redback Networks, Inc. (a) (m)	8
-(h)	SafeNet, Inc. (a) (m)	5
1	Sonus Networks, Inc. (a) (m)	4
1	Spirent plc (United Kingdom) (a)	1
2	Symmetricom, Inc. (a) (m)	17
1	Tekelec (a) (m)	13
4	Tellabs, Inc. (a) (m)	38
1	Utstarcom, Inc. (a) (m)	12

		11,429

	Computers & Peripherals — 1.7%
2	Adaptec, Inc. (a) (m)	7
8	Apple Computer, Inc. (a) (m)	639
6	Brocade Communications Systems, Inc. (a) (m)	41
20	Dell, Inc. (a) (m)	457
-(h)	Electronics for Imaging, Inc. (a) (m)	8
1	EMC Corp. (a) (m)	6
2	Gateway, Inc. (a) (m)	4
93	Hewlett-Packard Co. (m)	3,409
2	Hypercom Corp. (a) (m)	12
1	Imation Corp. (m)	40
44	International Business Machines Corp. (m)	3,645
1	Komag, Inc. (a) (m)	38
6	Lexmark International, Inc., Class A (a) (m)	355
4	McData Corp., Class A (a) (m)	22
1	NCR Corp. (a) (m)	32
1	Palm, Inc. (a) (m)	19
3	Quantum Corp. (a) (m)	5
93	Sun Microsystems, Inc. (a) (m)	461
	Synaptics, Inc. (a) (m)	10

		9,210

	Construction & Engineering — 0.0% (g)
-(h)	Washington Group International, Inc. (m)	24

	Construction Materials — 0.1%
21	CRH plc (Ireland)	710
1	Headwaters, Inc. (a) (m)	14
2	U.S. Concrete, Inc. (a) (m)	11

		735

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

	Consumer Finance — 0.3%
-(h)	ACE Cash Express, Inc. (a) (m)	12
2	Advance America Cash Advance Centers, Inc. (m)	23
1	Advanta Corp., Class B (m)	22
26	American Express Co. (m)	1,441
-(h)	Asta Funding, Inc. (m)	15
1	Capital One Financial Corp. (m)	39
4	Cash America International, Inc. (m)	172
1	CompuCredit Corp. (a) (m)	24
1	Dollar Financial Corp. (a) (m)	20
1	Ezcorp, Inc., Class A (a) (m)	20
1	First Cash Financial Services, Inc. (a) (m)	10
-(h)	United PanAm Financial Corp. (a) (m)	5
1	World Acceptance Corp. (a) (m)	44

		1,847

	Containers & Packaging — 0.0% (g)
-(h)	AEP Industries, Inc. (a) (m)	17
-(h)	Greif, Inc., Class A (m)	24
3	Myers Industries, Inc. (m)	51
1	Rock-Tenn Co., Class A (m)	10
1	Silgan Holdings, Inc. (m)	41

		143

	Distributors — 0.0% (g)
1	Building Materials Holding Corp. (m)	23

	Diversified Consumer Services — 0.0% (g)
1	Alderwoods Group, Inc. (a) (m)	20
1	Vertrue, Inc. (a) (m)	35

		55

	Diversified Financial Services — 2.8%
137	Bank of America Corp. (m)	7,350
16	CIT Group, Inc. (m)	792
115	Citigroup, Inc. (m)	5,730
37	ING Groep N.V. CVA (Netherlands)	1,612
-(h)	Marlin Business Services, Inc. (a) (m)	8
1	Medallion Financial Corp. (m)	14

		15,506

	Diversified Telecommunication Services — 2.4%
107	AT&T, Inc. (m)	3,476
32	BellSouth Corp. (m)	1,362
1	Broadwing Corp. (a) (m)	17
187	BT Group plc (United Kingdom)	937
8	CenturyTel, Inc. (m)	309
22	Cincinnati Bell, Inc. (a) (m)	104
1	CT Communications, Inc. (m)	28
16	Embarq Corp. (m)	764
1	Golden Telecom, Inc. (Russia) (m)	18
10	Premiere Global Services, Inc. (a) (m)	90
76	Royal KPN N.V. (Netherlands)	963
605	Singapore Telecommunications Ltd. (Singapore)	928
1	Talk America Holdings, Inc. (a) (m)	6
76	Telefonica S.A. (Spain)	1,308
52	Telenor ASA (Norway)	675
3	Time Warner Telecom, Inc., Class A (a) (m)	61
64	Verizon Communications, Inc. (m)	2,382
3	Windstream Corp. (m)	45

		13,473

	Electric Utilities — 0.8%
2	American Electric Power Co., Inc. (m)	87
37	Edison International (m)	1,541
3	El Paso Electric Co. (a) (m)	62
22	FirstEnergy Corp. (m)	1,223
-(h)	Idacorp, Inc. (m)	15
48	Northeast Utilities (m)	1,115
2	Pinnacle West Capital Corp. (m)	68

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

7	Sierra Pacific Resources (a) (m)	105
-(h)	UIL Holdings Corp. (m)	6
2	Unisource Energy Corp. (m)	50
2	Westar Energy, Inc. (m)	47

		4,319

	Electrical Equipment — 0.2%
1	A.O. Smith Corp. (m)	20
1	Acuity Brands, Inc. (m)	41
1	Encore Wire Corp. (a) (m)	23
1	Evergreen Solar, Inc. (a) (m)	9
1	General Cable Corp. (a) (m)	53
1	Power-One, Inc. (a) (m)	4
3	Regal-Beloit Corp. (m)	109
-(h)	Rockwell Automation, Inc. (m)	6
7	Schneider Electric S.A. (France)	744

		1,009

	Electronic Equipment & Instruments — 0.6%
1	Aeroflex, Inc. (a) (m)	13
2	Agilysis, Inc. (m)	32
2	Anixter International, Inc. (a) (m)	119
2	Benchmark Electronics, Inc. (a) (m)	40
1	Brightpoint, Inc. (a) (m)	17
-(h)	CalAmp Corp. (a) (m)	1
1	Checkpoint Systems, Inc. (a) (m)	11
1	CTS Corp. (m)	14
1	Echelon Corp. (a) (m)	6
4	Global Imaging Systems, Inc. (a) (m)	86
43	Hon Hai Precision Industry Co., Ltd. GDR (Registered) (Taiwan)	529
24	Hoya Corp. (Japan)	894
1	Insight Enterprises, Inc. (a) (m)	16
1	Itron, Inc. (a) (m)	45
1	KEMET Corp. (a) (m)	6
40	LG Philips LCD Co. Ltd. ADR (South Korea) (a)	660
-(h)	MTS Systems Corp. (m)	10
10	Plexus Corp. (a) (m)	189
1	Radisys Corp. (a) (m)	13
-(h)	Rofin-Sinar Technologies, Inc. (a) (m)	12
-(h)	Sunpower Corp., Class A (a) (m)	5
26	Taiyo Yuden Co., Ltd. (Japan)	391
1	Technitrol, Inc. (m)	30
3	TTM Technologies, Inc. (a) (m)	29

		3,168

	Energy Equipment & Services — 0.5%
-(h)	Baker Hughes, Inc. (m)	21
1	Basic Energy Services, Inc. (a) (m)	12
2	BJ Services Co. (m)	45
5	Grey Wolf, Inc. (a) (m)	31
1	Gulfmark Offshore, Inc. (a) (m)	16
5	Halliburton Co. (m)	142
1	Hanover Compressor Co. (a) (m)	25
1	Hercules Offshore, Inc. (a) (m)	16
1	Hydril (a) (m)	28
1	Input/Output, Inc. (a) (m)	13
1	Lone Star Technologies, Inc. (a) (m)	44
-(h)	Lufkin Industries, Inc. (m)	21
1	Newpark Resources (a) (m)	3
-(h)	Noble Corp. (m)	6
1	NS Group, Inc. (a) (m)	32
1	Oil States International, Inc. (a) (m)	25
3	Parker Drilling Co. (a) (m)	21
1	RPC, Inc. (m)	15
30	Schlumberger Ltd. (Netherlands) (m)	1,855
1	T-3 Energy Services, Inc. (a) (m)	12
3	Trico Marine Services, Inc. (a) (m)	88
1	Union Drilling, Inc. (a) (m)	10

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

1	Veritas DGC, Inc. (a) (m)	59
2	Weatherford International Ltd. (Bermuda) (a) (m)	83

		2,623

	Food & Staples Retailing — 1.3%
20	CVS Corp. (m)	636
53	Kroger Co. (The) (m)	1,223
-(h)	Nash Finch Co. (m)	9
1	Pantry, Inc. (The) (a) (m)	79
24	Safeway, Inc. (m)	727
2	Spartan Stores, Inc. (m)	25
47	SUPERVALU, Inc. (m)	1,403
51	Sysco Corp. (m)	1,706
201	Tesco plc (United Kingdom)	1,353
3	Wal-Mart Stores, Inc. (m)	168

		7,329

	Food Products — 1.0%
34	Archer-Daniels-Midland Co. (m)	1,292
92	Cadbury Schweppes plc (United Kingdom)	978
2	Chiquita Brands International, Inc. (m)	30
-(h)	Flowers Foods, Inc. (m)	8
7	Groupe Danone (France)	1,025
1	J & J Snack Foods Corp. (m)	28
14	Kellogg Co. (m)	693
4	Kraft Foods, Inc. (m)	157
-(h)	Pilgrim’s Pride Corp. (m)	11
13	Royal Numico N.V. (Netherlands)	566
34	Yakult Honsha Co., Ltd. (Japan)	1,005

		5,793

	Gas Utilities — 0.2%
8	Energen Corp. (m)	329
1	New Jersey Resources Corp. (m)	44
1	Nicor, Inc. (m)	43
1	Northwest Natural Gas Co. (m)	24
8	ONEOK, Inc. (m)	319
1	South Jersey Industries, Inc. (m)	18
2	Southwest Gas Corp. (m)	50
1	WGL Holdings, Inc. (m)	28

		855

	Health Care Equipment & Supplies — 0.2%
-(h)	Arrow International, Inc. (m)	13
1	Arthrocare Corp. (a) (m)	38
-(h)	Aspect Medical Systems, Inc. (a) (m)	5
7	Baxter International, Inc. (m)	309
-(h)	Becton, Dickinson & Co. (m)	14
-(h)	Biosite, Inc. (a) (m)	14
1	Boston Scientific Corp. (a) (m)	16
-(h)	Conmed Corp. (a) (m)	4
4	Encore Medical Corp. (a) (m)	26
1	Haemonetics Corp. (a) (m)	28
1	Hologic, Inc. (a) (m)	44
2	Immucor, Inc. (a) (m)	40
1	Integra LifeSciences Holdings Corp. (a) (m)	22
1	Inverness Medical Innovations, Inc. (a) (m)	24
-(h)	Kyphon, Inc. (a) (m)	17
2	Lifecell Corp. (a) (m)	48
11	Medtronic, Inc. (m)	506
1	Mentor Corp. (m)	25
1	Neurometrix, Inc. (a) (m)	19
-(h)	Palomar Medical Technologies, Inc. (a) (m)	13
1	PolyMedica Corp. (m)	30
1	Stereotaxis, Inc. (a) (m)	9
3	Steris Corp. (m)	63
-(h)	SurModics, Inc. (a) (m)	11
2	Thoratec Corp. (a) (m)	31
2	Viasys Healthcare, Inc. (a) (m)	44

		1,413

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

	Health Care Providers & Services — 1.3%
14	Aetna, Inc. (m)	534
-(h)	Air Methods Corp. (a) (m)	9
3	Alliance Imaging, Inc. (a) (m)	26
6	AmerisourceBergen Corp. (m)	289
1	Apria Healthcare Group, Inc. (a) (m)	20
2	Centene Corp. (a) (m)	28
1	Cigna Corp. (m)	70
6	Coventry Health Care, Inc. (a) (m)	283
3	Five Star Quality Care, Inc. (a) (m)	34
-(h)	Genesis HealthCare Corp. (a) (m)	19
5	Humana, Inc. (a) (m)	324
2	inVentiv Health, Inc. (a) (m)	48
1	Kindred Healthcare, Inc. (a) (m)	27
5	Laboratory Corp. of America Holdings (a) (m)	318
1	LCA Vision, Inc. (m)	45
1	Magellan Health Services, Inc. (a) (m)	34
26	McKesson Corp. (m)	1,347
5	Medco Health Solutions, Inc. (a) (m)	301
-(h)	Molina Healthcare, Inc. (a) (m)	7
2	Owens & Minor, Inc. (m)	66
3	PSS World Medical, Inc. (a) (m)	64
1	Res-Care, Inc. (a) (m)	24
8	Sierra Health Services, Inc. (a) (m)	308
1	Symbion, Inc. (a) (m)	15
1	United Surgical Partners International, Inc. (a) (m)	25
8	UnitedHealth Group, Inc. (m)	399
6	WellCare Health Plans, Inc. (a) (m)	343
30	WellPoint, Inc. (a) (m)	2,312

		7,319

	Health Care Technology — 0.1%
-(h)	Allscripts Healthcare Solutions, Inc. (a) (m)	2
1	Computer Programs & Systems, Inc. (m)	21
1	Eclipsys Corp. (a) (m)	20
25	Emdeon Corp. (a) (m)	292
1	Merge Technologies, Inc. (a) (m)	8
1	Omnicell, Inc. (a) (m)	25
3	Per-Se Technologies, Inc. (a) (m)	73
3	Trizetto Group (a) (m)	49

		490

	Hotels, Restaurants & Leisure — 0.9%
1	Bob Evans Farms, Inc. (m)	15
3	Carnival Corp. (m)	150
1	CBRL Group, Inc. (m)	44
91	Compass Group plc (United Kingdom)	460
7	Darden Restaurants, Inc. (m)	312
4	Domino’s Pizza, Inc. (m)	95
-(h)	Dover Downs Gaming & Entertainment, Inc. (m)	5
18	Hilton Hotels Corp. (m)	498
40	Intercontinental Hotels Group plc (United Kingdom)	701
1	Jack in the Box, Inc. (a) (m)	37
1	Marriott International, Inc., Class A (m)	31
41	McDonald’s Corp. (m)	1,584
1	Monarch Casino & Resort, Inc. (a) (m)	10
1	Multimedia Games, Inc. (a) (m)	11
-(h)	Rare Hospitality International, Inc. (a) (m)	12
2	Ruby Tuesday, Inc. (m)	65
2	Ryan’s Restaurant Group, Inc. (a) (m)	24
2	Six Flags, Inc. (a) (m)	9
16	Starwood Hotels & Resorts Worldwide, Inc. (m)	915

		4,978

	Household Durables — 0.7%
1	Centex Corp. (m)	26
2	Champion Enterprises, Inc. (a) (m)	16

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

-(h)	CSS Industries, Inc. (m)	-(h)
1	D.R. Horton, Inc. (m)	12
1	Directed Electronics, Inc. (a) (m)	14
-(h)	Ethan Allen Interiors, Inc. (m)	10
-(h)	Fortune Brands, Inc. (m)	15
1	Furniture Brands International, Inc. (m)	25
1	Kimball International, Inc., Class B (m)	17
37	Koninklijke Philips Electronics N.V. (Netherlands)	1,282
-(h)	Lennar Corp., Class A (m)	14
1	Meritage Homes Corp. (a) (m)	21
1	Mohawk Industries, Inc. (a) (m)	37
11	Newell Rubbermaid, Inc. (m)	324
16	Sony Corp. (Japan)	662
1	Stanley Furniture Co., Inc. (m)	17
6	Stanley Works (The) (m)	307
1	Tempur-Pedic International, Inc. (a) (m)	14
14	Toll Brothers, Inc. (a) (m)	393
7	Tupperware Brands Corp. (m)	134
4	Whirlpool Corp. (m)	320

		3,660

	Household Products — 1.0%
11	Clorox Co. (m)	661
19	Colgate-Palmolive Co. (m)	1,171
6	Energizer Holdings, Inc. (a) (m)	407
5	Kimberly-Clark Corp. (m)	346
50	Procter & Gamble Co. (m)	3,127
1	Spectrum Brands, Inc. (a) (m)	8

		5,720

	Independent Power Producers & Energy Traders — 0.4%
-(h)	Black Hills Corp. (m)	14
109	International Power plc (United Kingdom)	641
21	TXU Corp. (m)	1,319

		1,974

	Industrial Conglomerates — 1.5%
7	3M Co. (m)	499
185	General Electric Co. (m)	6,529
22	Orkla ASA (Norway)	1,054
-(h)	Textron, Inc. (m)	9
20	Tyco International Ltd. (Bermuda) (m)	554

		8,645

	Insurance — 2.7%
16	ACE Ltd. (Bermuda) (m)	889
1	Allstate Corp. (The) (m)	31
12	AMBAC Financial Group, Inc. (m)	982
7	American Financial Group, Inc. (m)	347
19	American International Group, Inc. (m)	1,252
-(h)	American Physicians Capital, Inc. (a) (m)	15
1	Argonaut Group, Inc. (a) (m)	26
2	Assurant, Inc. (m)	102
65	Aviva plc (United Kingdom)	958
34	AXA S.A. (France)	1,235
-(h)	Berkshire Hathaway, Inc., Class B (a) (m)	524
26	Chubb Corp. (m)	1,346
1	Commerce Group, Inc. (m)	33
3	Delphi Financial Group, Inc. (m)	100
1	Direct General Corp. (m)	11
11	Endurance Specialty Holdings Ltd. (Bermuda) (m)	370
18	Genworth Financial, Inc. (m)	620
14	Hartford Financial Services Group, Inc. (m)	1,197
1	LandAmerica Financial Group, Inc. (m)	40
-(h)	Lincoln National Corp. (m)	19
29	Loews Corp. (m)	1,112
5	MBIA, Inc. (m)	295
1	Meadowbrook Insurance Group, Inc. (a) (m)	16
-(h)	National Financial Partners Corp. (m)	16

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

1	Odyssey Re Holdings, Corp. (m)	20
5	PMA Capital Corp., Class A (a) (m)	48
2	Protective Life Corp. (m)	69
1	Prudential Financial, Inc. (m)	38
28	RenaissanceRe Holdings Ltd. (Bermuda) (m)	1,540
1	Safety Insurance Group, Inc. (m)	63
1	Selective Insurance Group (m)	37
21	St. Paul Travelers Cos., Inc. (The) (m)	996
9	W.R. Berkley Corp. (m)	320
8	Willis Group Holdings Ltd. (United Kingdom) (m)	312
2	Zenith National Insurance Corp. (m)	94

		15,073

	Internet & Catalog Retail — 0.0% (g)
1	NetFlix, Inc. (a) (m)	11

	Internet Software & Services — 0.4%
2	Ariba, Inc. (a) (m)	15
1	Art Technology Group, Inc. (a) (m)	2
-(h)	Click Commerce, Inc. (a) (m)	5
8	CMGI, Inc. (a) (m)	9
4	CNET Networks, Inc. (a) (m)	36
-(h)	Digital Insight Corp. (a) (m)	9
1	Digital River, Inc. (a) (m)	31
5	Digitas, Inc. (a) (m)	44
-(h)	EarthLink, Inc. (a) (m)	3
12	eBay, Inc. (a) (m)	333
2	Google, Inc., Class A (a) (m)	884
1	Interwoven, Inc. (a) (m)	12
1	Ipass, Inc. (a) (m)	6
1	j2 Global Communications, Inc. (a) (m)	33
2	Openwave Systems, Inc. (a) (m)	18
1	RealNetworks, Inc. (a) (m)	8
5	United Online, Inc. (m)	61
1	ValueClick, Inc. (a) (m)	26
1	WebEx Communications, Inc. (a) (m)	35
1	webMethods, Inc. (a) (m)	8
1	Websense, Inc. (a) (m)	17
21	Yahoo!, Inc. (a) (m)	526

		2,121

	IT Services — 0.5%
13	Acxiom Corp. (m)	323
6	Alliance Data Systems Corp. (a) (m)	342
8	BearingPoint, Inc. (a) (m)	62
2	BISYS Group, Inc. (The) (a) (m)	16
1	CACI International, Inc., Class A (a) (m)	49
12	Ceridian Corp. (a) (m)	264
3	Ciber, Inc. (a) (m)	19
7	Computer Sciences Corp. (a) (m)	336
16	Convergys Corp. (a) (m)	340
1	Covansys Corp. (a) (m)	9
1	CSG Systems International, Inc. (a) (m)	21
1	Gartner, Inc. (a) (m)	14
-(h)	Gevity HR, Inc. (m)	4
7	Global Payments, Inc. (m)	319
1	infoUSA, Inc. (m)	7
2	Keane, Inc. (a) (m)	22
2	Lightbridge, Inc. (a) (m)	22
1	Lionbridge Technologies (a) (m)	5
1	Mantech International Corp., Class A (a) (m)	33
11	MoneyGram International, Inc. (m)	323
2	Perot Systems Corp., Class A (a) (m)	29
14	Sabre Holdings Corp., Class A (m)	322
-(h)	Startek, Inc. (m)	2
1	SYKES Enterprises, Inc. (a) (m)	28
1	Talx Corp. (m)	15
1	Tyler Technologies, Inc. (a) (m)	8

		2,934

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

	Leisure Equipment & Products — 0.0% (g)
1	JAKKS Pacific, Inc. (a) (m)	20
1	K2, Inc. (a) (m)	15
1	MarineMax, Inc. (a) (m)	20
1	RC2 Corp. (a) (m)	40
1	Steinway Musical Instruments, Inc. (a) (m)	17

		112

	Life Sciences Tools & Services — 0.0% (g)
-(h)	Bio-Rad Laboratories, Inc., Class A (a) (m)	14
1	Diversa Corp. (a) (m)	5
-(h)	Exelixis, Inc. (a) (m)	3
1	Illumina, Inc. (a) (m)	30
-(h)	Kendle International, Inc. (a) (m)	13
-(h)	Molecular Devices Corp. (a) (m)	6
3	Nektar Therapeutics (a) (m)	43

		114

	Machinery — 1.6%
1	Accuride Corp. (a) (m)	12
89	Amada Co., Ltd. (Japan)	895
1	Astec Industries, Inc. (a) (m)	23
2	Barnes Group, Inc. (m)	37
1	Briggs & Stratton Corp. (m)	30
1	Cascade Corp. (m)	27
22	Caterpillar, Inc. (m)	1,448
1	CIRCOR International, Inc. (m)	18
3	Cummins, Inc. (m)	340
6	Danaher Corp. (m)	440
13	Deere & Co. (m)	1,124
2	Eaton Corp. (m)	165
-(h)	EnPro Industries, Inc. (a) (m)	9
-(h)	Freightcar America, Inc. (m)	16
-(h)	Greenbrier Cos., Inc. (m)	12
29	Illinois Tool Works, Inc. (m)	1,282
3	Ingersoll-Rand Co., Ltd., Class A (Bermuda) (m)	110
107	Kubota Corp. (Japan)	879
8	Manitowoc Co., Inc. (The) (m)	356
15	Metso OYJ (Finland)	556
-(h)	Middleby Corp. (a) (m)	16
1	Miller Industries, Inc. (a) (m)	9
1	Mueller Industries, Inc. (m)	28
-(h)	NACCO Industries, Inc., Class A (m)	54
1	Navistar International Corp. (a) (m)	28
4	Parker-Hannifin Corp. (m)	323
7	Terex Corp. (a) (m)	337
-(h)	Valmont Industries, Inc. (m)	21
1	Wabash National Corp. (m)	11
3	Wabtec Corp. (m)	90
11	Wartsila OYJ, Class B (Finland)	435
1	Watts Water Technologies, Inc., Class A (m)	22

		9,153

	Marine — 0.1%
100	Kawasaki Kisen Kaisha Ltd. (Japan)	632

	Media — 1.6%
-(h)	Advo, Inc. (m)	11
1	Belo Corp., Class A (m)	13
1	Catalina Marketing Corp. (m)	16
27	CBS Corp., Class B (m)	761
19	Charter Communications, Inc., Class A (a) (m)	28
19	Comcast Corp., Class A (a) (m)	689
61	DIRECTV Group, Inc. (The) (a) (m)	1,193
4	E.W. Scripps Co., Class A (m)	172
4	Entravision Communications Corp., Class A (a) (m)	26
16	Gannett Co., Inc. (m)	935
1	Gray Television, Inc. (m)	7

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

2	Harris Interactive, Inc. (a) (m)	10
1	Lee Enterprises, Inc. (m)	33
4	Lodgenet Entertainment Corp. (a) (m)	72
13	McGraw-Hill Cos., Inc. (The) (m)	757
1	Media General, Inc., Class A (m)	23
29	News Corp., Class A (m)	578
9	Omnicom Group, Inc. (m)	819
1	Playboy Enterprises, Inc., Class B (a) (m)	12
1	ProQuest Co. (a) (m)	13
1	Scholastic Corp. (a) (m)	28
2	Sinclair Broadcast Group, Inc., Class A (m)	19
17	Time Warner, Inc. (m)	317
1	Valassis Communications, Inc. (a) (m)	11
26	Viacom, Inc., Class B (a) (m)	971
45	Walt Disney Co. (m)	1,389
1	World Wrestling Entertainment, Inc. (m)	23

		8,926

	Metals & Mining — 1.1%
-(h)	AK Steel Holding Corp. (a) (m)	5
5	Alcoa, Inc. (m)	137
-(h)	Aleris International, Inc. (a) (m)	10
1	Century Aluminum Co. (a) (m)	20
1	Chaparral Stell Co. (a) (m)	27
1	Cleveland-Cliffs, Inc. (m)	30
6	Freeport-McMoRan Copper & Gold, Inc., Class B (m)	335
1	Gibraltar Industries, Inc. (m)	17
2	Metal Management, Inc. (m)	42
21	Mittal Steel Co. NV (Netherlands)	743
113	Nisshin Steel Co., Ltd. (Japan)	335
-(h)	NN, Inc. (m)	5
23	Nucor Corp. (m)	1,141
2	Olympic Steel, Inc. (m)	42
-(h)	Oregon Steel Mills, Inc. (a) (m)	15
15	Phelps Dodge Corp. (m)	1,237
2	Quanex Corp. (m)	71
7	Reliance Steel & Aluminum Co. (m)	233
3	Ryerson, Inc. (m)	63
-(h)	Schnitzer Steel Industries, Inc. (m)	3
4	Southern Copper Corp. (m)	338
7	Steel Dynamics, Inc. (m)	338
12	United States Steel Corp. (m)	704

		5,891

	Multi-Utilities — 1.3%
1	Avista Corp. (m)	26
5	CMS Energy Corp. (a) (m)	78
74	Duke Energy Corp. (m)	2,229
57	National Grid plc (United Kingdom)	715
1	NorthWestern Corp. (m)	25
3	PNM Resources, Inc. (m)	72
17	RWE AG (Germany)	1,559
1	SCANA Corp. (m)	36
6	Sempra Energy (m)	324
30	Suez S.A. (France)	1,299
35	Xcel Energy, Inc. (m)	727

		7,090

	Multiline Retail — 0.9%
1	Bon-Ton Stores, Inc. (The) (m)	21
-(h)	Family Dollar Stores, Inc. (m)	9
1	Federated Department Stores, Inc. (m)	26
22	J.C. Penney Co., Inc. (m)	1,501
16	Kohl’s Corp. (a) (m)	1,030
2	Lotte Shopping Co., Ltd. (South Korea)	568
4	Lotte Shopping Co., Ltd. GDR (South Korea) (a) (e)	78
8	Sears Holdings Corp. (a) (m)	1,297
5	Target Corp. (m)	276

		4,806

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

	Office Electronics — 0.2%
72	Konica Minolta Holdings, Inc. (Japan) (a)	959
15	Xerox Corp. (a) (m)	236

		1,195

	Oil, Gas & Consumable Fuels — 4.6%
1	Alon USA Energy, Inc. (m)	15
1	Anadarko Petroleum Corp. (m)	57
6	Apache Corp. (m)	401
-(h)	ATP Oil & Gas Corp. (a) (m)	11
29	Bergesen Worldwide Gas ASA (Norway)	381
177	BP plc (United Kingdom)	1,932
1	Callon Petroleum Co. (a) (m)	7
2	Chesapeake Energy Corp. (m)	46
33	Chevron Corp. (m)	2,142
41	ConocoPhillips (m)	2,464
11	Devon Energy Corp. (m)	688
1	Energy Partners Ltd. (a) (m)	22
10	EOG Resources, Inc. (m)	631
124	Exxon Mobil Corp. (m)	8,327
-(h)	Giant Industries, Inc. (a) (m)	33
2	Harvest Natural Resources, Inc. (a) (m)	16
-(h)	Helix Energy Solutions Group, Inc. (a) (m)	6
3	Houston Exploration Co. (a) (m)	166
21	Marathon Oil Corp. (m)	1,642
41	Occidental Petroleum Corp. (m)	1,987
-(h)	Penn Virginia Corp. (m)	19
1	PetroHawk Energy Corp. (a) (m)	13
77	PTT PCL (Thailand)	441
1	Stone Energy Corp. (a) (m)	33
1	Swift Energy Co. (a) (m)	29
36	Total S.A. (France)	2,364
2	USEC, Inc. (m)	18
2	Vaalco Energy, Inc. (a) (m)	14
30	Valero Energy Corp. (m)	1,518
-(h)	World Fuel Services Corp. (m)	12
2	XTO Energy, Inc. (m)	84

		25,519

	Paper & Forest Products — 0.0% (g)
2	Weyerhaeuser Co. (m)	92

	Personal Products — 0.1%
1	Elizabeth Arden, Inc. (a) (m)	14
-(h)	Mannatech, Inc. (m)	7
15	NBTY, Inc. (a) (m)	429
2	Parlux Fragrances, Inc. (a) (m)	10

		460

	Pharmaceuticals — 4.1%
60	Abbott Laboratories (m)	2,892
1	Adams Respiratory Therapeutics, Inc. (a) (m)	37
2	Adolor Corp. (a) (m)	27
1	Alpharma, Inc., Class A (m)	16
2	Andrx Corp. (a) (m)	42
1	AtheroGenics, Inc. (a) (m)	14
3	AVANIR Pharmaceuticals, Class A (a) (m)	24
-(h)	Bentley Pharmaceuticals, Inc. (a) (m)	5
17	Bristol-Myers Squibb Co. (m)	429
1	Cardiome Pharma Corp. (Canada) (a) (m)	13
18	Chugai Pharmaceutical Co., Ltd. (Japan)	381
5	Cypress Bioscience, Inc. (a) (m)	40
1	Durect, Corp. (a) (m)	5
11	Eli Lilly & Co. (m)	644
58	GlaxoSmithKline plc (United Kingdom)	1,548
13	Johnson & Johnson (m)	823
20	King Pharmaceuticals, Inc. (a) (m)	335
2	Medicis Pharmaceutical Corp., Class A (m)	49

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

72	Merck & Co., Inc. (m)	3,025
16	Mylan Laboratories, Inc. (m)	318
20	Novartis AG (Registered) (Switzerland)	1,147
-(h)	Par Pharmaceutical Cos., Inc. (a) (m)	4
144	Pfizer, Inc. (m)	4,087
11	Roche Holding AG (Switzerland)	1,857
-(h)	Salix Pharmaceuticals Ltd. (a) (m)	5
68	Schering-Plough Corp. (m)	1,507
1	Sciele Pharma, Inc. (a) (m)	15
12	Sepracor, Inc. (a) (m)	559
1	Valeant Pharmaceuticals International (m)	28
1	Viropharma, Inc. (a) (m)	12
60	Wyeth (m)	3,050

		22,938

	Real Estate Investment Trusts (REITs) — 0.8%
2	American Home Mortgage Investment Corp. (m)	80
2	Anthracite Capital, Inc. (m)	31
14	Apartment Investment & Management Co. (m)	735
2	Ashford Hospitality Trust, Inc. (m)	20
-(h)	BioMed Realty Trust, Inc. (m)	12
15	CapitalSource, Inc. (m)	376
309	CapitaMall Trust (Singapore)	493
2	Crescent Real Estate Equities Co. (m)	46
1	Entertainment Properties Trust (m)	44
2	Equity Inns, Inc. (m)	32
8	FelCor Lodging Trust, Inc. (a) (m)	168
2	First Potomac Realty Trust (m)	48
2	Friedman Billings Ramsey Group, Inc., Class A (m)	14
1	Glimcher Realty Trust (m)	22
1	Hospitality Properties Trust (m)	43
40	Host Hotels & Resorts, Inc. (m)	922
1	Impac Mortgage Holdings, Inc. (m)	10
4	Innkeepers USA Trust (m)	72
1	KKR Financial Corp. (m)	32
-(h)	LaSalle Hotel Properties (m)	17
2	Lexington Corporate Properties Trust (m)	51
3	LTC Properties, Inc. (m)	73
2	MFA Mortgage Investments, Inc. (m)	16
-(h)	Mid-America Apartment Communities, Inc. (m)	18
-(h)	Mills Corp. (The) (m)	3
4	Nationwide Health Properties, Inc. (m)	115
8	New Century Financial Corp. (m)	301
2	Pennsylvania (m)	89
2	Post Properties, Inc. (m)	105
-(h)	ProLogis (m)	11
-(h)	PS Business Parks, Inc., Class A (m)	18
1	RAIT Investment Trust (m)	26
1	Saul Centers, Inc. (m)	63
3	Sunstone Hotel Investors, Inc. (m)	101
2	Taubman Centers, Inc. (m)	67
9	Ventas, Inc. (m)	355

		4,629

	Real Estate Management & Development — 0.4%
16	CB Richard Ellis Group, Inc., Class A (a) (m)	392
91	Henderson Land Development Co., Ltd. (Hong Kong)	511
4	Jones Lang LaSalle, Inc. (m)	372
114	Swire Pacific Ltd., Class A (Hong Kong)	1,185

		2,460

	Road & Rail — 1.1%
-(h)	Amerco, Inc. (a) (m)	29
-(h)	Arkansas Best Corp. (m)	17
8	Burlington Northern Santa Fe Corp. (m)	613
23	CSX Corp. (m)	752
1	Dollar Thrifty Automotive Group, Inc. (a) (m)	27
3	Genesee & Wyoming, Inc., Class A (a) (m)	71

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

-(h)	Marten Transport Ltd. (a) (m)	3
83	Norfolk Southern Corp. (m)	3,643
1	Old Dominion Freight Line (a) (m)	18
-(h)	PAM Transportation Services, Inc. (a) (m)	3
-(h)	Quality Distribution, Inc. (a) (m)	4
2	RailAmerica, Inc. (a) (m)	23
3	Saia, Inc. (a) (m)	88
1	U.S. Xpress Enterprises, Inc., Class A (a) (m)	23
-(h)	West Japan Railway Co. (Japan)	769

		6,083

	Semiconductors & Semiconductor Equipment — 1.4%
-(h)	Actel Corp. (a) (m)	2
1	ADE Corp. (a) (m)	19
1	Advanced Energy Industries, Inc. (a) (m)	24
4	Altera Corp. (a) (m)	74
3	AMIS Holdings, Inc. (a) (m)	25
4	Amkor Technology, Inc. (a) (m)	19
3	Applied Micro Circuits Corp. (a) (m)	8
2	Asyst Technologies, Inc. (a) (m)	15
61	Atmel Corp. (a) (m)	368
1	Axcelis Technologies, Inc. (a) (m)	10
4	Broadcom Corp., Class A (a) (m)	133
1	Brooks Automation, Inc. (a) (m)	13
1	Cabot Microelectronics Corp. (a) (m)	23
3	Cirrus Logic, Inc. (a) (m)	19
1	Cohu, Inc. (m)	14
9	Conexant Systems, Inc. (a) (m)	18
1	Credence Systems Corp. (a) (m)	3
1	Cymer, Inc. (a) (m)	35
1	Diodes, Inc. (a) (m)	26
-(h)	DSP Group, Inc. (a) (m)	9
19	Elpida Memory, Inc. (Japan) (a)	877
2	Entegris, Inc. (a) (m)	18
11	Freescale Semiconductor, Inc., Class B (a) (m)	407
3	Intel Corp. (m)	64
1	Intersil Corp., Class A (m)	32
1	Intevac, Inc. (a) (m)	12
1	IXYS Corp. (a) (m)	12
6	KLA-Tencor Corp. (m)	262
-(h)	Kopin Corp. (a) (m)	1
2	Kulicke & Soffa Industries, Inc. (a) (m)	13
8	Lam Research Corp. (a) (m)	363
1	Lattice Semiconductor Corp. (a) (m)	7
41	Linear Technology Corp. (m)	1,263
2	LTX Corp. (a) (m)	12
8	Marvell Technology Group Ltd. (Bermuda) (a) (m)	163
2	Mattson Technology, Inc. (a) (m)	17
10	MEMC Electronic Materials, Inc. (a) (m)	350
2	Micrel, Inc. (a) (m)	21
-(h)	Micron Technology, Inc. (a) (m)	5
1	Microsemi Corp. (a) (m)	24
2	MIPS Technologies, Inc. (a) (m)	13
1	MKS Instruments, Inc. (a) (m)	18
13	Novellus Systems, Inc. (a) (m)	351
10	Nvidia Corp. (a) (m)	309
2	Omnivision Technologies, Inc. (a) (m)	21
61	ON Semiconductor Corp. (a) (m)	358
1	Photronics, Inc. (a) (m)	18
2	PMC-Sierra, Inc. (a) (m)	10
4	RF Micro Devices, Inc. (a) (m)	33
1	Rudolph Technologies, Inc. (a) (m)	12
1	Samsung Electronics Co., Ltd. (South Korea)	536
-(h)	Semitool, Inc. (a) (m)	2
1	Semtech Corp. (a) (m)	13
2	Silicon Image, Inc. (a) (m)	28

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

1	Silicon Storage Technology, Inc. (a) (m)	6
3	Skyworks Solutions, Inc. (a) (m)	18
-(h)	Standard Microsystems Corp. (a) (m)	11
-(h)	Supertex, Inc. (a) (m)	12
-(h)	Tessera Technologies, Inc. (a) (m)	7
-(h)	Texas Instruments, Inc. (m)	7
9	Varian Semiconductor Equipment Associates, Inc. (a) (m)	345
28	Xilinx, Inc. (m)	623
1	Zoran Corp. (a) (m)	19

		7,550

	Software — 1.6%
3	Actuate Corp. (a) (m)	14
-(h)	Ansoft Corp. (a) (m)	5
-(h)	Ansys, Inc. (a) (m)	18
4	Aspen Technology, Inc. (a) (m)	44
26	BEA Systems, Inc. (a) (m)	389
13	BMC Software, Inc. (a) (m)	365
19	Cadence Design Systems, Inc. (a) (m)	322
1	Epicor Software Corp. (a) (m)	8
1	EPIQ Systems, Inc. (a) (m)	7
1	eSpeed, Inc., Class A (a) (m)	5
-(h)	Filenet Corp. (a) (m)	14
2	Hyperion Solutions Corp. (a) (m)	66
2	Informatica Corp. (a) (m)	26
1	Intergraph Corp. (a) (m)	34
1	Internet Security Systems (a) (m)	25
-(h)	InterVoice, Inc. (a) (m)	2
10	Intuit, Inc. (a) (m)	335
1	JDA Software Group, Inc. (a) (m)	15
-(h)	Macrovision Corp. (a) (m)	7
1	Magma Design Automation, Inc. (a) (m)	8
-(h)	Manhattan Associates, Inc. (a) (m)	7
1	Mapinfo Corp. (a) (m)	9
1	Mentor Graphics Corp. (a) (m)	15
108	Microsoft Corp. (m)	2,955
1	MicroStrategy, Inc. (a) (m)	51
1	MRO Software, Inc. (a) (m)	13
193	Oracle Corp. (a) (m)	3,428
3	Parametric Technology Corp. (a) (m)	47
-(h)	Pegasystems, Inc. (m)	2
2	Progress Software Corp. (a) (m)	53
-(h)	Quality Systems, Inc. (m)	16
2	Quest Software, Inc. (a) (m)	23
3	Secure Computing Corp. (a) (m)	16
-(h)	SPSS, Inc. (a) (m)	2
14	Sybase, Inc. (a) (m)	339
1	TIBCO Software, Inc. (a) (m)	7
1	Transaction Systems Architechs, Inc. (a) (m)	21
1	Wind River Systems, Inc. (a) (m)	12

		8,725

	Specialty Retail — 1.1%
3	Aaron Rents, Inc. (m)	76
2	Abercrombie & Fitch Co. (m)	104
1	Advance Auto Parts, Inc. (m)	20
9	American Eagle Outfitters, Inc. (m)	395
9	AnnTaylor Stores Corp. (a) (m)	366
3	Asbury Automotive Group, Inc. (a) (m)	56
2	Best Buy Co., Inc. (m)	113
-(h)	Build-A-Bear Workshop, Inc. (a) (m)	9
9	Charming Shoppes, Inc. (a) (m)	127
1	Children’s Place Retail Stores, Inc. (The) (a) (m)	45
3	CSK Auto Corp. (a) (m)	45
2	Dress Barn, Inc. (a) (m)	48
1	Genesco, Inc. (a) (m)	34
1	Group 1 Automotive, Inc. (m)	30

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

2	Guess?, Inc. (a) (m)	102
1	Home Depot, Inc. (m)	29
1	Lithia Motors, Inc., Class A (m)	26
3	Lowe’s Cos., Inc. (m)	95
3	Men’s Wearhouse, Inc. (m)	119
7	Office Depot, Inc. (a) (m)	296
8	OfficeMax, Inc. (m)	322
2	Pacific Sunwear of California, Inc. (a) (m)	36
2	Payless Shoesource, Inc. (a) (m)	37
1	Petco Animal Supplies, Inc. (a) (m)	37
4	Rent-A-Center, Inc. (a) (m)	111
2	Select Comfort Corp. (a) (m)	33
6	Sherwin-Williams Co. (The) (m)	346
-(h)	Shoe Carnival, Inc. (a) (m)	10
-(h)	Sonic Automotive, Inc. (m)	9
1	Stage Stores, Inc. (m)	28
104	Staples, Inc. (m)	2,536
23	TJX Cos., Inc. (m)	656
2	Tween Brands, Inc. (a) (m)	87

		6,383

	Textiles, Apparel & Luxury Goods — 0.2%
2	Brown Shoe Co., Inc. (m)	74
4	Coach, Inc. (a) (m)	141
1	Columbia Sportswear Co. (a) (m)	28
1	Deckers Outdoor Corp. (a) (m)	28
3	Maidenform Brands Inc. (a) (m)	56
1	Movado Group, Inc. (m)	28
2	Nike, Inc., Class B (m)	131
-(h)	Oxford Industries, Inc. (m)	9
9	Phillips-Van Heusen (m)	384
2	Skechers U.S.A., Inc., Class A (a) (m)	38
1	Steven Madden Ltd. (m)	39
1	Timberland Co., Class A (a) (m)	40
1	Unifirst Corp. (m)	25

		1,021

	Thrifts & Mortgage Finance — 0.8%
1	Accredited Home Lenders Holding Co. (a) (m)	30
1	City Bank (m)	23
-(h)	Commercial Capital Bancorp, Inc. (m)	5
5	Corus Bankshares, Inc. (m)	101
16	Countrywide Financial Corp. (m)	569
-(h)	Downey Financial Corp. (m)	27
-(h)	Fannie Mae (m)	6
-(h)	Federal Agricultural Mortgage Corp., Class C (m)	11
3	First Niagara Financial Group, Inc. (m)	37
-(h)	First Place Financial Corp. (m)	7
-(h)	FirstFed Financial Corp. (a) (m)	23
1	Flagstar Bancorp, Inc. (m)	9
17	Freddie Mac (m)	1,137
-(h)	ITLA Capital Corp. (m)	16
-(h)	MGIC Investment Corp. (m)	18
1	New York Community Bancorp, Inc. (m)	23
5	Radian Group, Inc. (m)	303
1	TierOne Corp. (m)	24
1	United Community Financial Corp. (m)	16
6	W Holding Co., Inc. (m)	38
44	Washington Mutual, Inc. (m)	1,930
1	WSFS Financial Corp. (m)	37

		4,390

	Tobacco — 1.4%
4	Alliance One International, Inc. (a) (m)	16
74	Altria Group, Inc. (m)	5,650
-(h)	Japan Tobacco, Inc. (Japan)	712
6	Loews Corp. - Carolina Group (m)	335
19	Reynolds American, Inc. (m)	1,174
-(h)	Vector Group Ltd. (m)	4

		7,891

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

	Trading Companies & Distributors — 0.6%
8	Applied Industrial Technologies, Inc. (m)	196
2	BlueLinx Holdings, Inc. (m)	14
119	Hagemeyer N.V. (Netherlands) (a)	580
1	Kaman Corp. (m)	18
77	Mitsui & Co., Ltd. (Japan)	981
6	WESCO International, Inc. (a) (m)	319
57	Wolseley plc (United Kingdom)	1,200

		3,308

	Transportation Infrastructure — 0.1%
239	Macquarie Infrastructure Group (Australia)	570

	Wireless Telecommunication Services — 0.1%
1	Centennial Communications Corp. (m)	7
8	Dobson Communications Corp. (a) (m)	55
1	InPhonic, Inc. (a) (m)	5
42	Sprint Nextel Corp. (m)	727
1	Syniverse Holdings, Inc. (a) (m)	8

		802

	Total Common Stocks (Cost $266,826)	345,586

Principal Amount ($)

	Asset Backed Securities — 3.2%
	American Express Credit Account Master Trust,
600	Series 2002-1, Class A, FRN, 5.44%, 09/15/09 (m)	600
450	Series 2004-3, Class A, 4.35%, 12/15/11	443
530	Series 2004-C, Class C, FRN, 5.83%, 02/15/12 (e) (m)	531
1,075	AmeriCredit Automobile Receivables Trust,
	Series 2004-BM, Class A4, 2.67%, 03/07/11 (m)	1,055
901	Asset Backed Funding Certificates,
	Series 2005-WF1, Class A2B, FRN, 5.51%, 01/25/35 (m)	902
450	Bank of America Credit Card Trust,
	Series 2006-C4, Class C4, FRN, 5.56%, 11/15/11 (m)	450
	Capital One Auto Finance Trust,
504	Series 2002-C, Class A4, 3.44%, 06/15/09	501
192	Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	189
935	Capital One Master Trust,
	Series 2001-8A, Class A, 4.60%, 08/17/09 (m)	935
	Capital One Multi-Asset Execution Trust,
1,500	Series 2003-A, FRN, 6.58%, 12/15/10 (i) (m)	1,523
1,145	Series 2003-A4, Class A4, 3.65%, 07/15/11 (m)	1,116
200	Series 2005-A2, Class A2, 4.05%, 02/15/11	197
	Carmax Auto Owner Trust,
425	Series 2003-2, Class A4, 3.07%, 10/15/10 (m)	420
162	Series 2004-2, Class A3, 3.00%, 09/15/08	161
300	Series 2005-1, Class A3, 4.13%, 05/15/09	298
	CNH Equipment Trust,
200	Series 2003-B, Class A4B, 3.38%, 02/15/11	197
310	Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	306
325	Countrywide Asset-Backed Certificates,
	Series 2003-5, Class MF1, 5.41%, 01/25/34 (m)	322
308	Countrywide Home Equity Loan Trust,
	Series 2004-I, Class A, FRN, 5.62%, 02/15/34 (m)	309
89	CS First Boston Mortgage Securities Corp.,
	Series 2002-HE4, Class AF, 5.51%, 08/25/32	88
175	First Franklin Mortgage Loan Asset Backed Certificates,
	Series 2005-FF2, Class M3, FRN, 5.81%, 03/25/35 (m)	176
250	Ford Credit Auto Owner Trust,
	Series 2004-A, Class A4, 3.54%, 11/15/08	246
315	GE Equipment Small Ticket LLC,
	Series 2005-1A, Class A3, 4.38%, 07/22/09 (e) (m)	312
550	Gracechurch Card Funding plc (United Kingdom),
	Series 7A, FRN, 5.35%, 11/16/09 (m)	550

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

113	GSAMP Trust, Series 2004-OPT, Class A1, FRN, 5.67%, 11/25/34 (m)	113
55	Honda Auto Receivables Owner Trust, Series 2003-2, Class A4, 2.16%, 10/21/08	55
300	Household Automotive Trust, Series 2005-1 Class A4, 4.35%, 06/18/12	295
	MASTR Asset Backed Securities Trust,
185	Series 2005-NC1, Class A4, FRN, 5.56%, 12/25/34 (m)	185
500	Series 2005-OPT1, Class A4, FRN, 5.51%, 03/25/35 (m)	500
250	Series 2005-OPT1, Class M1, FRN, 5.73%, 03/25/35 (m)	251
200	MBNA Master Credit Card Trust USA, Series 2000-L, Class A, 6.50%, 04/15/10	203
	New Century Home Equity Loan Trust,
225	Series 2005-1, Class A2B, FRN, 5.55%, 03/25/35 (m)	225
250	Series 2005-1, Class M1, FRN, 5.78%, 03/25/35 (m)	251
265	Series 2005-2, Class A2B, FRN, 5.51%, 06/25/35 (m)	265
76	Nissan Auto Receivables Owner Trust, Series 2003-B, Class A4, 2.05%, 03/16/09	75
	Onyx Acceptance Grantor Trust,
227	Series 2003-D, Series A4, 3.20%, 03/15/10 (m)	224
83	Series 2004-B, Class A3, 3.09%, 09/15/08	83
83	Option One Mortgage Loan Trust, Series 2003-1, Class A2, FRN, 5.75%, 02/25/33 (m)	83
	Residential Asset Securities Corp.,
48	Series 2002-KS4, Class AIIB, FRN, 5.58%, 07/25/32 (m)	48
90	Series 2003-KS5, Class AIIB, FRN, 5.62%, 07/25/33 (m)	90
102	Series 2003-KS9, Class A2B, FRN, 5.65%, 11/25/33 (m)	102
500	Specialty Underwriting & Residential Finance, Series 2006-BC3, Class M2, FRN, 5.62%, 06/25/37 (m)	500
452	Triad Auto Receivables Owner Trust, Series 2003-B, Class A4, 3.20%, 12/13/10 (m)	444
592	Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.94%, 03/22/10 (m)	583
	Wachovia Asset Securitization, Inc.,
133	Series 2002-HE2, Class A, FRN, 5.76%, 12/25/32 (m)	133
230	Series 2003-HE2, Class AII1, FRN, 5.59%, 06/25/33 (m)	231
500	Wachovia Mortgage Loan Trust LLC, Series WMC1, Class A2, FRN, 5.51%, 10/25/35 (m)	501
	WFS Financial Owner Trust,
318	Series 2003-2, Class A4, 2.41%, 12/20/10	314
209	Series 2003-4, Class A4, 3.15%, 05/20/11	206
37	Series 2004-2, Class A3, 2.85%, 09/22/08	37
286	World Omni Auto Receivables Trust, Series 2003-B, Class A4, 2.87%, 11/15/10	282

	Total Asset Backed Securities (Cost $18,246)	18,106

	Collateralized Mortgage Obligations — 10.9%
	Agency CMO — 6.9%
	Federal Home Loan Mortgage Corp.,
53	Series 50, Class I, 8.00%, 06/15/20	55
21	Series 1087, Class I, 8.50%, 06/15/21	22
20	Series 1136, Class H, 6.00%, 09/15/21	20
90	Series 1254, Class N, 8.00%, 04/15/22	90
500	Series 1617, Class PM, 6.50%, 11/15/23	516
215	Series 1708, Class E, 6.00%, 03/15/09	215
366	Series 1710, Class GH, 8.00%, 04/15/24	387
265	Series 1732, Class K, 6.50%, 05/15/24	273
378	Series 1843, Class Z, 7.00%, 04/15/26	391
455	Series 2033, Class K, 6.05%, 08/15/23	462
1,592	Series 2097, Class PD, 8.00%, 11/15/28	1,774
59	Series 2097, Class PX, 6.00%, 10/15/27	59
506	Series 2115, Class PE, 6.00%, 01/15/14	513
90	Series 2136, Class PE, 6.00%, 01/15/28	90
46	Series 2368, Class OE, 5.50%, 03/15/15	46

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

432	Series 2388, Class VD, 6.00%, 08/15/19	433
326	Series 2391, Class QR, 5.50%, 12/15/16	328
735	Series 2394, Class MC, 6.00%, 12/15/16	746
868	Series 2405, Class JF, 6.00%, 01/15/17	881
470	Series 2425, Class OB, 6.00%, 03/15/17	478
500	Series 2455, Class GK, 6.50%, 05/15/32	516
300	Series 2457, Class PE, 6.50%, 06/15/32	306
731	Series 2473, Class JZ, 6.50%, 07/15/32	753
28	Series 2501, Class AG, 5.00%, 01/15/16	28
800	Series 2515, Class DE, 4.00%, 03/15/32	743
500	Series 2527, Class BP, 5.00%, 11/15/17	491
270	Series 2531, Class HN, 5.00%, 12/15/17	265
454	Series 2557, Class WJ, 5.00%, 07/15/14	452
300	Series 2614, Class TD, 3.50%, 05/15/16	285
400	Series 2617, Class TJ, 4.50%, 08/15/16	387
243	Series 2628, Class AD, 4.00%, 06/15/18	223
926	Series 2636, Class Z, 4.50%, 06/15/18	871
46	Series 2643, Class KG, 4.00%, 05/15/18	46
576	Series 2651, Class VZ, 4.50%, 07/15/18	542
575	Series 2695, Class DE, 4.00%, 01/15/17	545
500	Series 2701, Class OD, 5.00%, 09/15/18	496
400	Series 2715, Class NG, 4.50%, 12/15/18	380
250	Series 2717, Class GR, 4.50%, 01/15/27	244
500	Series 2733, Class PC, 4.50%, 06/15/28	481
345	Series 2748, Class LE, 4.50%, 12/15/17	333
804	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	39
277	Series 2756, Class NA, 5.00%, 02/15/24	271
278	Series 2760, Class GI, IO, 4.50%, 02/15/11 (m)	5
500	Series 2763, Class PD, 4.50%, 12/15/17	482
400	Series 2764, Class UC, 5.00%, 05/15/27	396
145	Series 2778, Class TD, 4.25%, 06/15/33	140
1,375	Series 2779, Class SM, IF, IO, 1.82%, 10/15/18 (m)	81
500	Series 2780, Class MD, 5.00%, 09/15/31	476
325	Series 2780, Class TH, 5.00%, 09/15/29	319
690	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	39
179	Series 2783, Class AT, 4.00%, 04/15/19	161
695	Series 2783, Class PD, 5.00%, 01/15/33	668
300	Series 2809, Class UB, 4.00%, 09/15/17	284
100	Series 2809, Class UC, 4.00%, 06/15/19	91
4,004	Series 2813, Class SB, IF, IO, 1.72%, 02/15/34 (m)	240
511	Series 2857, Class NI, IO, 5.00%, 04/15/17 (m)	10
3,794	Series 2861, Class GS, IF, IO, 1.87%, 01/15/21 (m)	111
189	Series 2922, Class GA, 5.50%, 05/15/34	190
338	Series 2931, Class AM, 4.50%, 07/15/19	329
520	Series 2931, Class DC, 4.00%, 06/15/18	491
215	Series 2949, Class PA, 5.50%, 03/15/34	216
168	Series 2958, Class KB, 5.50%, 04/15/35	168
385	Series 2984, Class NC, 5.50%, 09/15/31	382
200	Series 3007, Class LB, 4.50%, 04/15/25	196
290	Series 3031, Class AG, 5.00%, 02/15/34	280
330	Series 3098, Class PE, 5.00%, 06/15/34	314
665	Series 3101, Class PD, 5.50%, 05/15/34	650
395	Series 3106, Class PD, 5.50%, 06/15/34	386
335	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.50%, 02/25/43	339
426	Federal Home Loan Mortgage Corp.-Government National Mortgage Association, Series 31, Class Z, 8.00%, 04/25/24	458
	Federal National Mortgage Association,
31	Series 1990-7, Class B, 8.50%, 01/25/20	33
17	Series 1990-35, Class E, 9.50%, 04/25/20	18
36	Series 1990-76, Class G, 7.00%, 07/25/20	37
99	Series 1990-106, Class J, 8.50%, 09/25/20	105
20	Series 1991-73, Class A, 8.00%, 07/25/21	21
305	Series 1992-112, Class GB, 7.00%, 07/25/22	317
115	Series 1992-195, Class C, 7.50%, 10/25/22	119

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

61	Series 1993-135, Class PG, 6.25%, 07/25/08	61
92	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	94
1,103	Series 1997-42, Class PG, 7.00%, 07/18/12	1,131
181	Series 1998-66, Class B, 6.50%, 12/25/28	185
165	Series 2002-7, Class QM, 6.00%, 02/25/20	164
500	Series 2002-18, Class PC, 5.50%, 04/25/17	505
265	Series 2002-19, Class PE, 6.00%, 04/25/17	268
500	Series 2002-24, Class AJ, 6.00%, 04/25/17	511
400	Series 2002-63, Class LB, 5.50%, 10/25/17	402
364	Series 2003-33, Class AC, 4.25%, 03/25/33	349
500	Series 2003-39, Class PG, 5.50%, 05/25/23	490
650	Series 2003-47, Class PE, 5.75%, 06/25/33	640
218	Series 2003-53, Class JL, 5.00%, 12/25/31	210
410	Series 2003-55, Class CD, 5.00%, 06/25/23	394
275	Series 2003-58, Class AD, 3.25%, 07/25/33	251
221	Series 2003-63, Class PE, 3.50%, 07/25/33	201
500	Series 2003-81, Class LC, 4.50%, 09/25/18	475
550	Series 2003-83, Class PG, 5.00%, 06/25/23	535
300	Series 2003-86, Class PX, 4.50%, 02/25/17	292
477	Series 2003-110, Class WA, 4.00%, 08/25/33	448
500	Series 2004-36, Class PC, 5.50%, 02/25/34	495
1,330	Series 2004-61, Class TS, IF, IO, 1.77%, 10/25/31 (m)	57
1,058	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	116
400	Series 2005-13, Class PC, 5.00%, 03/25/31	392
180	Series 2005-23, Class TG, 5.00%, 04/25/35	178
383	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	387
574	Series 2006-43, Class LB, 5.50%, 04/25/35	564
495	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	504
1,285	Series 2006-59, Class DC, 6.50%, 12/25/33 (m)	1,308
529	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	536
500	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	507
460	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	468
161	Series G92-35, Class E, 7.50%, 07/25/22	169
	Government National Mortgage Association,
413	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	15
794	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	50
217	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	6

		38,386

	Non-Agency CMO — 4.0%
	Adjustable Rate Mortgage Trust,
370	Series 2005-5, Class 6A21, FRN, 5.56%, 09/25/35 (m)	370
143	Series 2005-6A, Class 2A1, FRN, 5.64%, 11/25/35 (m)	143
989	American Home Mortgage Assets, Series 2006-2, Class 2A1, FRN, 5.52%, 09/25/46 (m)	990
154	Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.25%, 10/25/33	150
	Countrywide Alternative Loan Trust,
298	Series 2004-16CB, Class 2A2, 5.00%, 08/25/19	294
1,142	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	1,139
634	Series 2006-12CB, Class A6, 6.00%, 05/25/36 (m)	633
705	Series 2006-23CB, Class 2A1, 6.50%, 08/25/36 (m)	710
250	Series 2006-31CB, Class A15, 6.00%, 11/25/36 (m)	248
954	Series 2006-J5, Class 1A1, 6.50%, 09/25/36 (m)	964
1,886	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	1,879
523	CS First Boston Mortgage Securities Corp., Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	523
859	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005- AR6, Class 2A1A, FRN, 5.62%, 10/19/45 (m)	863
112	First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	111
315	Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, FRN, 5.64%, 10/25/45 (m)	317
924	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, FRN, 5.68%, 01/25/35 (e) (m)	927

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

	Harborview Mortgage Loan Trust,
993	Series 2005-3, Class 2A1A, FRN, 5.57%, 06/19/35 (m)	996
814	Series 2005-8, Class 1A2A, FRN, 5.66%, 09/19/35 (m)	817
977	Series 2006-5, Class 2A1A, FRN, 5.51%, 07/19/46 (m)	976
	Indymac Index Mortgage Loan Trust,
500	Series 2004-AR7, Class A1, FRN, 5.77%, 09/25/34 (m)	505
759	Series 2005-AR14, Class 2A1A, FRN, 5.63%, 08/25/35 (m)	762
117	MASTR Asset Securitization Trust, Series 2003-4, Class 2A2, 5.00%, 05/25/18	116
312	Medallion Trust (Australia), Series 2005-2G, Class A, FRN, 5.44%, 08/22/36 (m)	312
450	Permanent Financing plc (United Kingdom), Series 2, Class 4A, FRN, 5.61%, 12/10/09 (m)	451
	RESI Finance LP (Cayman Islands),
765	Series 2003-C, Class B3, FRN, 6.73%, 09/10/35 (e) (m)	778
191	Series 2003-C, Class B4, FRN, 6.93%, 09/10/35 (e) (m)	198
347	Series 2005-A, Class B3, FRN, 5.91%, 03/10/37 (e) (m)	350
117	Series 2005-A, Class B4, FRN, 6.01%, 03/10/37 (e) (m)	118
246	Series 2005-D, Class B4, FRN, 6.03%, 12/15/37 (e) (m)	247
	Residential Accredit Loans, Inc.,
175	Series 2004-QS8, Class A12, 5.00%, 06/25/34	173
475	Series 2006-QS6, Class 1A2, 6.00%, 06/25/36 (m)	474
820	Series 2006-QS11, Class 1A1, 6.50%, 08/25/36 (m)	826
499	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 05/25/36 (m)	498
377	SACO I, Inc., Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (i) (m)	373
472	Structured Asset Mortgage Investments, Inc., Series 2005-AK2, Class 2A1, FRN, 5.56%, 05/25/45 (m)	473
	Washington Mutual Mortgage Securities Corp.,
247	Series 2005-AR2, Class 2A21, FRN, 5.66%, 01/25/45 (m)	248
599	Series 2005-AR9, Class A1A, FRN, 5.65%, 07/25/45 (m)	601
445	Series 2005-AR15, Class A1A1, FRN, 5.59%, 11/25/45 (m)	447
478	Wamu Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 2CB1, 6.00%, 07/25/36 (m)	477
	Wells Fargo Mortgage Backed Securities Trust,
229	Series 2004-7, Class 2A2, 5.00%, 07/25/19	224
221	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	217
350	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	338

		22,256

	Total Collateralized Mortgage Obligations (Cost $60,684)	60,642

	Commercial Mortgage Backed Securities — 0.6%
400	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	398
345	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3, VAR, 5.91%, 03/15/49 (m)	356
299	CR, Series 2000-ZC2, Class A4A, 6.70%, 08/10/14 (e) (m)	304
520	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, VAR, 6.02%, 06/15/38 (m)	541
245	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, VAR, 6.10%, 06/15/38 (m)	256
155	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.84%, 05/12/39 (m)	160
1,250	Morgan Stanley Capital I, Series 2006-IQ11, Class A2, VAR, 5.69%, 10/15/42 (m)	1,274
340	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3, VAR, 6.01%, 06/15/45 (m)	356

	Total Commercial Mortgage Backed Securities (Cost $3,584)	3,645

	Corporate Bonds — 8.7%
	Aerospace & Defense — 0.0% (g)
50	L-3 Communications Corp., 5.88%, 01/15/15 (m)	47

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

	Airlines — 0.0% (g)
130	Continental Airlines, Inc., Series 1999-2, Class A2, 7.06%, 09/15/09	134

	Auto Components — 0.0% (g)
30	TRW Automotive, Inc., 9.38%, 02/15/13 (m)	32

	Automobiles — 0.3%
	DaimlerChrysler NA Holding Corp.,
820	5.88%, 03/15/11 (m)	821
200	7.20%, 09/01/09	208
400	Series E, FRN, 6.02%, 10/31/08 (m)	402

		1,431

	Capital Markets — 1.0%
50	Arch Western Finance LLC, 6.75%, 07/01/13 (m)	48
	Bear Stearns Cos., Inc. (The),
200	4.50%, 10/28/10	195
150	5.70%, 11/15/14	152
240	FRN, 5.64%, 04/29/08 (m)	241
	Credit Suisse First Boston USA, Inc.,
500	6.50%, 01/15/12	527
315	FRN, 5.50%, 06/02/08 (m)	315
100	Goldman Sachs Group LP, 7.20%, 03/01/07 (e)	101
	Goldman Sachs Group, Inc.,
375	4.75%, 07/15/13	360
325	6.45%, 05/01/36 (m)	332
250	FRN, 5.48%, 06/23/09 (m)	250
	Kaupthing Bank HF (Iceland),
335	5.75%, 10/04/11 (e)	333
175	7.13%, 05/19/16 (e) (m)	184
450	Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	477
	Merrill Lynch & Co., Inc.,
275	6.22%, 09/15/26 (m)	280
350	Series C, 4.13%, 01/15/09	342
250	Series C, FRN, 5.58%, 10/27/08 (m)	250
	Morgan Stanley
145	3.63%, 04/01/08 (m)	142
500	6.75%, 04/15/11	528
250	FRN, 5.57%, 11/09/07 (m)	250

		5,307

	Chemicals — 0.1%
250	Dow Capital BV (Netherlands), 8.50%, 06/08/10	275
70	Huntsman LLC, 11.50%, 07/15/12 (m)	80
25	Nalco Co., 7.75%, 11/15/11 (m)	25
35	PolyOne Corp., 10.63%, 05/15/10 (m)	38

		418

	Commercial Banks — 1.2%
455	Barclays Bank plc (United Kingdom), VAR, 5.93%, 12/31/49 (e) (m)	455
150	Branch Banking & Trust Co., 4.88%, 01/15/13	146
295	Commonwealth Bank of Australia (Australia), VAR, 6.02%, 12/31/49 (e) (m)	295
275	Deutsche Bank Capital Funding Trust VII, VAR, 5.63%, 12/31/49 (e) (m)	268
440	FleetBoston Financial Corp., 7.38%, 12/01/09	468

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

175	Glitnir Banki HF (Iceland), FRN, 5.67%, 10/15/08 (e) (m)	174
500	HBOS plc (United Kingdom), VAR, 5.92%, 12/31/49 (e) (m)	484
290	Industrial Bank of Korea (South Korea), VAR, 4.00%, 05/19/14 (e) (m)	278
300	Keycorp, Series G, 4.70%, 05/21/09	296
220	Landsbanki Islands HF (Iceland), 6.10%, 08/25/11 (e) (m)	222
340	Marshall & Ilsley Corp., 4.38%, 08/01/09	334
250	National City Corp., 4.90%, 01/15/15	240
100	Popular North America, Inc., 4.25%, 04/01/08	98
100	Royal Bank of Canada (Canada), 3.88%, 05/04/09	97
440	Sberbank of Russia (Russia), FRN, 7.24%, 10/24/06	441
110	Shinsei Finance II (Cayman Islands), VAR, 7.16%, 12/31/49 (e) (m)	110
260	Standard Chartered First Bank Korea Ltd. (South Korea), VAR, 7.27%, 03/03/34 (e) (m)	280
300	SunTrust Banks, Inc., 5.00%, 09/01/15	291
50	UnionBanCal Corp., 5.25%, 12/16/13	49
370	United Overseas Bank Ltd. (Singapore), VAR, 5.38%, 09/03/19 (e) (m)	363
290	VTB Capital S.A. for Vneshtorgbank (Luxembourg), FRN, 6.14%, 09/21/07 (e) (m)	290
350	Wachovia Corp., 3.63%, 02/17/09	338
300	Wells Fargo & Co., 6.38%, 08/01/11	315
245	Woori Bank (South Korea), VAR, 5.75%, 03/13/14 (e) (m)	246

		6,578

	Commercial Services & Supplies — 0.0% (g)
55	ACCO Brands Corp., 7.63%, 08/15/15 (m)	53
20	Corrections Corp. of America, 6.25%, 03/15/13 (m)	20
150	Pitney Bowes, Inc., 3.88%, 06/15/13	138

		211

	Communications Equipment — 0.1%
360	Cisco Systems, Inc., 5.25%, 02/22/11 (m)	362

	Computers & Peripherals — 0.1%
250	Hewlett-Packard Co., FRN, 5.52%, 05/22/09 (m)	250
170	International Business Machines Corp., 4.38%, 06/01/09	167

		417

	Construction Materials — 0.0% (g)
120	Hanson Australia Funding Ltd. (Australia), 5.25%, 03/15/13	116

	Consumer Finance — 0.7%
250	American Express Credit Corp., 3.00%, 05/16/08	242
	American General Finance Corp.,
240	Series H, 4.00%, 03/15/11	227
315	Series H, 4.50%, 11/15/07 (m)	312
130	Series I, 4.63%, 05/15/09	128

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

300	Series I, FRN, 5.50%, 06/27/08 (m)	301
	Ford Motor Credit Co.,
55	7.25%, 10/25/11 (m)	52
150	7.38%, 02/01/11	144
225	FRN, 6.34%, 03/21/07 (m)	224
25	FRN, 7.08%, 01/15/10 (m)	24
70	General Motors Acceptance Corp., 6.88%, 08/28/12 (m)	69
	HSBC Finance Corp.,
600	8.00%, 07/15/10	655
500	Series 1, FRN, 5.58%, 05/09/08 (m)	501
	International Lease Finance Corp.,
195	4.88%, 09/01/10 (m)	193
100	5.00%, 04/15/10	99
275	FRN, 5.62%, 05/24/10 (m)	276
300	John Deere Capital Corp., Series D, 3.63%, 05/25/07	297
320	SLM Corp., Series A, FRN, 5.56%, 01/25/08 (m)	320

		4,064

	Containers & Packaging — 0.0% (g)
60	Owens-Brockway Glass Container, Inc., 8.25%, 05/15/13 (m)	61

	Diversified Consumer Services — 0.0% (g)
75	Service Corp. International, 7.38%, 10/01/14 (e)	75

	Diversified Financial Services — 0.9%
200	Bank of America Corp., 7.80%, 02/15/10	216
300	Caterpillar Financial Services Corp., Series F, 4.50%, 09/01/08	296
405	CIT Group Holdings, Inc., FRN, 5.64%, 01/30/09 (m)	406
	Citigroup, Inc.,
644	5.00%, 09/15/14	627
55	6.63%, 06/15/32 (m)	60
	General Electric Capital Corp.,
100	Series A, 3.13%, 04/01/09	96
550	Series A, 5.88%, 02/15/12	568
76	Mizuho Capital Investment 1 Ltd. (Cayman Islands), VAR, 6.69%, 12/31/49 (e) (m)	77
355	Mizuho JGB Investment LLC, VAR, 9.87%, 12/31/49 (e) (m)	380
495	Mizuho Preferred Capital Co. LLC, VAR, 8.79%, 12/31/49 (e) (m)	521
260	MUFG Capital Finance 1 Ltd. (Cayman Islands), VAR, 6.35%, 12/31/49 (m)	262
250	Pemex Finance Ltd. (Cayman Islands), 7.31%, 10/15/09 (m)	258
150	Principal Life, Income Funding Trusts, 3.20%, 04/01/09	143
385	Resona Preferred Global Securities Cayman Ltd. (Cayman Islands), VAR, 7.19%, 12/31/49 (e) (m)	399
400	Textron Financial Corp., 4.60%, 05/03/10	391
200	TRAINS, Series HY1-2006, 17.55%, 05/01/16 (e) (m)	200
95	Visant Corp., 7.63%, 10/01/12 (m)	96

		4,996

	Diversified Telecommunication Services — 0.8%
	AT&T, Inc.,
250	5.88%, 02/01/12	254
275	6.80%, 05/15/36 (m)	289
265	FRN, 5.61%, 11/14/08 (m)	266

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

250	BellSouth Corp., 6.00%, 10/15/11	256
180	British Telecommunications plc (United Kingdom), 8.37%, 12/15/10	202
25	Consolidated Communications Holdings, Inc., 9.75%, 04/01/12 (m)	26
140	Deutsche Telekom International Finance BV (Netherlands), 8.00%, 06/15/10	153
	Embarq Corp.,
300	7.08%, 06/01/16 (m)	306
95	8.00%, 06/01/36 (m)	100
60	France Telecom S.A. (France), 7.75%, 03/01/11	66
600	Nynex Capital Funding Co., Series B, 8.23%, 10/15/09	642
40	Qwest Communications International, Inc., FRN, 8.90%, 02/15/09 (m)	41
15	Qwest Corp., 8.87%, 03/15/12 (e) (m)	16
	Sprint Capital Corp.,
350	6.00%, 01/15/07	350
150	6.90%, 05/01/19 (m)	156
175	7.63%, 01/30/11	188
40	8.75%, 03/15/32 (m)	49
190	Telecom Italia Capital S.A. (Luxembourg), 7.20%, 07/18/36 (m)	195
500	Telefonica Emisones SAU (Spain), FRN, 5.69%, 06/19/09 (m)	500
	Verizon Communications, Inc.,
280	5.35%, 02/15/11 (m)	281
155	5.85%, 09/15/35 (m)	146

		4,482

	Electric Utilities — 0.3%
135	Appalachian Power Co. , Series L, 5.80%, 10/01/35 (m)	128
100	Carolina Power & Light Co., 5.13%, 09/15/13	98
90	CenterPoint Energy Houston Electric LLC, Series M2, 5.75%, 01/15/14	91
55	Consolidated Edison Co. of New York, 4.70%, 06/15/09	54
300	Exelon Corp., 6.75%, 05/01/11	315
75	FPL Group Capital, Inc., VAR, 6.35%, 10/01/66 (m)	76
270	Nisource Finance Corp., 5.45%, 09/15/20 (m)	251
120	Ohio Power Co., Series K, 6.00%, 06/01/16 (m)	123
285	Pacificorp, 4.30%, 09/15/08 (m)	281
235	PSEG Power LLC, 7.75%, 04/15/11	255
130	Puget Sound Energy, Inc., 6.27%, 03/15/37 (m)	132

		1,804

	Food & Staples Retailing — 0.1%
250	Kroger Co. (The), 8.05%, 02/01/10	269
200	Wal-Mart Stores, Inc., 4.13%, 02/15/11	193

		462

	Gas Utilities — 0.0% (g)
115	Duke Capital LLC, 6.75%, 02/15/32 (m)	122

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

40	Sonat, Inc., 7.63%, 07/15/11 (m)	41

		163

	Health Care Equipment & Supplies — 0.0% (g)
50	Fresenius Medical Care Capital Trust II, 7.88%, 02/01/08 (m)	51

	Health Care Providers & Services — 0.0% (g)
	HCA, Inc.,
25	6.50%, 02/15/16 (m)	20
15	6.95%, 05/01/12 (m)	13

		33

	Hotels, Restaurants & Leisure — 0.0% (g)
65	MGM Mirage, Inc., 5.88%, 02/27/14 (m)	60
20	Starwood Hotels & Resorts Worldwide, Inc., 7.38%, 11/15/15 (m)	21
40	Vail Resorts, Inc., 6.75%, 02/15/14 (m)	39

		120

	Household Durables — 0.0% (g)
30	Beazer Homes USA, Inc., 6.88%, 07/15/15 (m)	27
30	Jarden Corp., 9.75%, 05/01/12 (m)	32
50	Sealy Mattress Co., 8.25%, 06/15/14 (m)	51

		110

	Household Products — 0.0% (g)
35	Spectrum Brands, Inc., 7.38%, 02/01/15 (m)	28

	Independent Power Producers & Energy Traders — 0.0% (g)
200	Constellation Energy Group, Inc., 6.35%, 04/01/07	201

	Industrial Conglomerates — 0.1%
245	Hutchison Whampoa International Ltd. (Cayman Islands), 7.45%, 11/24/33 (e) (m)	278

	Insurance — 0.3%
100	Ace INA Holdings, Inc., 5.88%, 06/15/14	101
350	Allstate Corp. (The), 6.13%, 02/15/12	363
150	American International Group, Inc., 2.88%, 05/15/08	145
125	Lincoln National Corp., VAR, 7.00%, 05/17/66 (m)	131
	Protective Life Secured Trust,
60	4.00%, 10/07/09	58
150	4.00%, 04/01/11	142
270	Reinsurance Group of America, Inc., VAR, 6.75%, 12/15/65 (m)	263
240	Stingray Pass-Through, 5.90%, 01/12/15 (e) (m)	221

		1,424

	IT Services — 0.0% (g)
	Iron Mountain, Inc.,
20	6.63%, 01/01/16 (m)	19
25	7.75%, 01/15/15 (m)	25

		44

	Media — 0.6%
35	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 04/30/12 (e) (m)	35
	Comcast Cable Communications Holdings, Inc.,
225	6.88%, 06/15/09	234
300	8.38%, 05/01/07	305
100	8.38%, 03/15/13	114

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

475	Comcast Corp., FRN, 5.80%, 07/14/09 (m)	476
100	COX Communications, Inc., 7.75%, 11/01/10	108
55	DIRECTV Holdings LLC, 6.38%, 06/15/15 (m)	52
30	Echostar DBS Corp., 7.13%, 02/01/16 (e) (m)	29
250	Historic TW, Inc., 9.13%, 01/15/13	291
	News America, Inc.,
40	6.20%, 12/15/34 (m)	38
250	6.75%, 01/09/38	259
115	7.75%, 12/01/45 (m)	128
190	TCI Communications, Inc., 7.88%, 02/15/26 (m)	214
100	Thomson Corp. (The) (Canada), 4.25%, 08/15/09	97
	Viacom, Inc.,
490	6.25%, 04/30/16 (e) (m)	486
500	FRN, 5.74%, 06/16/09 (e) (m)	500
20	WMG Holdings Corp., SUB, 0.00%, 12/15/14 (m)	15

		3,381

	Metals & Mining — 0.0% (g)
165	Newmont Mining Corp., 5.88%, 04/01/35 (m)	155

	Multi-Utilities — 0.6%
	Dominion Resources, Inc.,
110	6.30%, 03/15/33 (m)	111
770	Series A, 8.13%, 06/15/10 (m)	838
350	Series B, 6.25%, 06/30/12	361
300	Series D, FRN, 5.66%, 09/28/07 (m)	300
150	VAR, 6.30%, 09/30/66 (m)	150
400	DTE Energy Co.,
	Series A, 6.65%, 04/15/09	412
500	Duke Energy Corp., 6.25%, 01/15/12	520
235	Midamerican Energy Holdings Co., 6.13%, 04/01/36 (e) (m)	238
325	Public Service Enterprise Group, Inc., FRN, 5.77%, 09/21/08 (m)	325
105	Xcel Energy, Inc., 6.50%, 07/01/36 (m)	111

		3,366

	Oil, Gas & Consumable Fuels — 0.4%
205	Anadarko Petroleum Corp., 5.95%, 09/15/16 (m)	207
50	Chesapeake Energy Corp., 6.50%, 08/15/17 (m)	47
300	Conoco Funding Co. (Canada), 6.35%, 10/15/11	316
101	Deutsche Bank AG for Gazstream S.A. (Germany), 5.63%, 07/22/13 (e) (m)	101
195	Enterprise Products Operating LP, Series B, 6.65%, 10/15/34 (m)	195
305	Gazprom International S.A. (Luxembourg), 7.20%, 02/01/20 (m)	320
175	OAO Gazprom (Germany), 9.13%, 04/25/07 (m)	178
300	Occidental Petroleum Corp., 9.25%, 08/01/19	398
255	Ras Laffan Liquefied Natural Gas Co. Ltd III (Quatar), 5.83%, 09/30/16 (e) (m)	257

		2,019

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

	Paper & Forest Products — 0.0% (g)
45	Georgia Pacific Corp., 7.70%, 06/15/15 (m)	45

	Pharmaceuticals — 0.0% (g)
110	Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36 (m)	106

	Real Estate Investment Trusts (REITs) — 0.2%
650	iStar Financial, Inc., 5.95%, 10/15/13 (e) (m)	653
275	Westfield Group (Australia), 5.70%, 10/01/16 (e) (m)	274

		927

	Road & Rail — 0.2%
100	BNSF Funding Trust I, VAR, 6.61%, 12/15/55 (m)	100
200	Burlington Northern Santa Fe Corp., 6.13%, 03/15/09	204
300	CSX Corp., 7.45%, 05/01/07	303
350	Norfolk Southern Corp., 7.05%, 05/01/37	408
250	Union Pacific Corp., 6.65%, 01/15/11	263

		1,278

	Software — 0.1%
325	Oracle Corp., FRN, 5.73%, 01/13/09 (m)	325
35	UGS Corp., 10.00%, 06/01/12 (m)	38

		363

	Thrifts & Mortgage Finance — 0.6%
300	Bancaja US Debt S.A. (Spain), FRN, 5.66%, 07/10/09 (e) (m)	300
225	Countrywide Financial Corp., FRN, 5.61%, 03/24/09 (m)	225
300	Countrywide Home Loans, Inc., Series L, 4.00%, 03/22/11	283
	Residential Capital Corp.,
400	6.13%, 11/21/08 (m)	402
530	6.38%, 06/30/10 (m)	536
325	FRN, 6.69%, 11/21/08 (m)	329
500	FRN, 7.34%, 04/17/09 (e) (m)	502
350	Sovereign Bancorp, Inc., FRN, 5.68%, 03/01/09 (e) (m)	351
	Washington Mutual, Inc.,
100	4.20%, 01/15/10	97
250	4.63%, 04/01/14	233

		3,258

	Wireless Telecommunication Services — 0.0% (g)
	New Cingular Wireless Services, Inc.,
150	7.88%, 03/01/11	164
10	8.13%, 05/01/12 (m)	11
60	Rogers Wireless, Inc. (Canada), 6.38%, 03/01/14 (m)	60

		235

	Total Corporate Bonds (Cost $48,210)	48,582

	Foreign Government Securities — 0.6%
245	Brazilian Government International Bond (Brazil), 12.25%, 03/06/30 (m)	395
630	Government of Argentina (Argentina), FRN, 5.59%, 08/03/12 (m)	440
62	Government of Venezuela (Venezuela), 13.63%, 08/15/18 (m)	92
	Mexico Government International Bond (Mexico),

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

90	6.38%, 01/16/13	95
255	Series A, 8.00%, 09/24/22 (m)	305
150	Peru Government International Bond (Peru), 7.35%, 07/21/25 (m)	160
325	Russia Government International Bond (Russia), 12.75%, 06/24/28 (m)	583
500	United Mexican States (Mexico), FRN, 6.20%, 01/13/09 (m)	505
	Venezuela Government International Bond (Venezuela),
308	5.75%, 02/26/16 (m)	281
30	7.00%, 12/01/18 (m)	30
230	9.38%, 01/13/34 (m)	284

	Total Foreign Government Securities (Cost $3,068)	3,170

	Mortgage Pass-Through Securities — 10.8%
	Federal Home Loan Mortgage Corp. Gold Pools,
918	4.00%, 05/01/14 - 08/01/18	875
370	6.00%, 04/01/14 - 02/01/35	373
317	6.50%, 03/01/13 - 02/01/26	324
251	7.00%, 01/01/12 - 02/01/26	257
46	7.50%, 05/01/26 - 08/01/27	48
105	8.00%, 03/01/08 - 05/01/25	109
22	8.50%, 07/01/26	24
11,930	TBA, 6.00%, 11/15/36	11,982
9	Federal Home Loan Mortgage Corp. Pool, 9.00%, 08/01/09	9
	Federal National Mortgage Association Various Pools,
398	5.50%, 12/01/33	393
596	6.00%, 01/01/14 - 08/01/33	602
211	6.50%, 05/01/11 - 04/01/13	216
489	6.79%, 11/01/07	490
5,927	7.00%, 09/01/07 - 09/01/36	6,089
126	7.50%, 08/01/09 - 11/01/26	130
136	8.00%, 11/01/22 - 06/01/24	144
81	8.50%, 11/01/18	86
43	9.00%, 08/01/24	47
8,750	TBA, 5.00%, 11/25/36	8,403
8,102	TBA, 5.50%, 10/25/36	8,044
14,570	TBA, 6.50%, 11/25/36	14,825
1,650	TBA, 4.50%, 10/25/21	1,592
	Government National Mortgage Association Various Pools,
59	5.50%, 04/20/11	59
548	6.50%, 07/15/08 - 03/15/28	560
364	7.00%, 07/15/08 - 08/15/25	375
53	7.50%, 08/15/07 - 05/15/26	55
92	8.00%, 04/15/24 - 07/20/28	97
272	8.50%, 06/15/22 - 09/20/25	292
6	10.00%, 07/15/18	7
3	13.50%, 05/15/11	3
2,715	TBA, 6.00%, 10/15/36	2,747
900	TBA, 6.50%, 10/15/35	923

	Total Mortgage Pass-Through Securities (Cost $59,998)	60,180

	U.S. Government Agency Securities — 0.4%
	Federal National Mortgage Association,
1,350	5.38%, 11/15/11	1,379
500	7.13%, 01/15/30 (m)	632

	Total U.S. Government Agency Securities (Cost $1,971)	2,011

	U.S. Treasury Obligations — 7.9%
	U.S. Treasury Bonds,
2,275	4.50%, 02/15/36 (m)	2,180
265	5.38%, 02/15/31 (m)	286
5,000	7.88%, 02/15/21	6,571
2,000	8.50%, 02/15/20	2,726

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

3,000	10.38%, 11/15/12	3,177
	U.S. Treasury Bonds Coupon STRIPS,
7,500	02/15/12	5,887
2,100	11/15/14	1,443
1,905	02/15/15	1,293
1,150	08/15/15	762
	U.S. Treasury Inflation Indexed Notes,
16	1.63%, 01/15/15 (m)	15
248	3.88%, 01/15/09	255
	U.S. Treasury Notes,
2,500	2.63%, 11/15/06	2,493
1,030	2.88%, 11/30/06 (m)	1,027
20	3.63%, 06/30/07 (m)	20
205	3.88%, 07/31/07 (m)	203
170	4.25%, 11/15/13 (m)	166
303	4.25%, 11/15/14 (m)	296
1,115	4.63%, 02/29/08 (m)	1,112
505	4.75%, 03/31/11 (m)	508
5,000	4.88%, 04/30/08	5,007
3,000	4.88%, 05/15/09	3,017
3,265	4.88%, 04/30/11 (m)	3,301
2,065	5.13%, 06/30/08 (m)	2,078

	Total U.S. Treasury Obligations (Cost $43,710)	43,823

	Total Long-Term Investments (Cost $506,297)	585,745

	Options Purchased — 0.2%
	Call Options Purchased — 0.1%

Notional Amount ($)

2,450	Expiring 11/06/06. Call Option on U.S. Treasury Note Expiring 08/15/16 @ $100.57, American Style	37
	Receiver Swaption on Interest Rate
1,500	Expiring 12/14/15. If exercised the Fund receives 5.38% and pays floating 3 month LIBOR expiring 12/17/35, European Style.	96
	Receiver/Payer Straddle on Interest Rate
975	Expiring 10/23/06. If exercised the Fund receives 5.17% and pays floating 3 month LIBOR expiring 10/25/16, European Style.	10
975	Expiring 10/25/06. If exercised the Fund receives 5.08% and pays floating 3 month LIBOR expiring 10/27/16, European Style.	12
2,350	Expiring 09/22/09. If exercised the Fund receives 5.30% and pays floating 3 month LIBOR expiring 09/24/19, European Style.	185
2,388	Expiring 10/25/06. If exercised the Fund receives 5.64% and pays floating 3 month LIBOR expiring 10/27/16, European Style.	87
4,612	Expiring 08/04/08. If exercised the Fund receives 5.49% and pays floating 3 month LIBOR expiring 08/06/13, European Style.	185

		612

	Put Options Purchased — 0.1%

Contracts

25	Put Option on 30 Days Federal Fund Future Expiring 12/29/06 @ $94.75, American Style	1
25	Put Option on 90 Days Eurodollar Future Expiring 12/18/06 @ $94.63, American Style	2

Notional Amount ($)

	Payer Swaption on Interest Rate
6,500	Expiring 05/19/08. If exercised the Fund pays 5.76% and receives floating 3 month LIBOR expiring 05/21/38, European Style.	182
6,250	Expiring 05/19/08. If exercised the Fund pays 5.76% and receives floating 3 month LIBOR expiring 05/21/38, European Style.	86
1,500	Expiring 12/14/15. If exercised the Fund pays 5.38% and receives floating 3 month LIBOR expiring 12/17/35, European Style.	101

		372

	Total Options Purchased (Cost $1,216)	984

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)

	Short-Term Investments — 2.9%
	Commercial Paper — 1.8%
1,750	Banque Generale du Luxembourg, 5.29%, 11/09/06 (m) (n)	1,740
1,500	Danske Corp., 5.31%, 10/17/06 (m) (n)	1,496
2,000	Fairway Finance Corp., 5.28%, 10/20/06 (m) (n)	1,994
1,500	Mane Funding Corp., 5.28%, 10/10/06 (m) (n)	1,498
1,750	UBS Americas, Inc., 6.65%, 10/16/06 (m) (n)	1,746
1,500	Yorktown Capital LLC, 5.28%, 10/25/06 (m) (n)	1,495

	Total Commercial Paper (Cost $9,970)	9,969

Shares

	Investment Companies — 1.1%
772	JPMorgan Liquid Assets Money Market Fund (b)	772
5,293	JPMorgan Prime Money Market Fund (b) (m)	5,293

	Total Investment Companies (Cost $6,065)	6,065

Principal Amount ($)

	U.S. Treasury Obligation — 0.0% (g)
29	U.S. Treasury Bills, 6.08%, 03/08/07 (k) (n) (Cost $29)	29

	Total Short-Term Investments (Cost $16,064)	16,063

	Investments of Cash Collateral for Securities on Loan — 0.5%
	Certificates of Deposit — 0.1%
300	Credit Suisse First Boston, FRN, 5.40%, 10/17/06	300
100	Mizuho Corporate Bank Ltd., 5.30%, 10/26/06	100
100	Norinchukin Bank, 5.32%, 10/24/06	100

		500

	Commercial Paper — 0.0% (g)
100	Concord Minutemen C.C., LLC, 5.29%, 10/20/06	100
99	Fenway Funding LLC, 5.33%, 10/23/06	99

		199

	Corporate Notes — 0.1%
100	Banque Federative Du Credit, FRN, 5.33%, 07/13/07	100
100	CDC Financial Products, Inc., FRN, 5.43%, 10/30/06	100
250	Citigroup Global Markets, Inc., FRN, 5.45%, 10/06/06	250
100	Macquarie Bank Ltd., FRN, 5.35%, 10/29/07	100

		550

	Repurchase Agreements — 0.3%
447	Bank of America Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $448, collateralized by by U.S. Government Agency Mortgages	447
475	Lehman Brothers, Inc., 5.38%, dated 09/29/06, due 10/02/06, repurchase price $476, collateralized by U.S. Government Agency Mortgages	475
475	UBS Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $476, collateralized by U.S. Government Agency Mortgages	475

		1,397

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)

	Time Deposit — 0.0% (g)
100	American Express Bank, 5.29%, 10/16/06	100

	Total Investments of Cash Collateral for Securities Loaned (Cost $2,746)	2,746

	Total Investments — 108.8% (Cost $526,323)	605,538
	Liabilities in Excess of Other Assets — (8.8)%	(49,213)

	NET ASSETS — 100.0%	$556,325

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
ADR	American Depositary Receipt
BPS	Basis Points
CMO	Collateralized Mortgage Obligation
CVA	Dutch Certification
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.
GDR	Global Depositary Receipt
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The rate shown is the rate in effect as of September 30, 2006.
TBA	To Be Announced
TRAINS	Targeted Return Index
VAR	Variable. The interest rate shown is the rate in effect at September 30, 2006.

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

CURRENCIES:
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar.

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/06 (USD)	UNREALIZED APPRECIATION (DEPRECIATION) (USD)

	Long Futures Outstanding
11	2 Year U.S. Treasury Notes	December, 2006	2,250	6
59	5 Year U.S. Treasury Notes	December, 2006	6,225	47
44	10 Year U.S. Treasury Notes	December, 2006	4,755	52
70	Dow Jones Euro Stoxx 50	December, 2006	3,473	144
2	Russell 200 Index	December, 2006	732	14
3	S & P 500 Index	December, 2006	740	17
2	Topix Index	December, 2006	273	3
1	Treasury Bonds	December, 2006	112	-(h)

			$18,560	$283

	Short Futures Outstanding
(1)	5 Year U.S. Treasury Notes	December, 2006	(106)	(1)
(16)	Eurodollar	December, 2006	(3,787)	61
(51)	FTSE 100 Index	December, 2006	(5,716)	(104)

			$(9,609)	$(44)

(h)	Amount rounds to less than one thousand.

Forward Foreign Currency Exchange Contracts
(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE (USD)	VALUE AT 09/30/06 (USD)	NET UNREALIZED APPRECIATION (DEPRECIATION) (USD)

3,703,093	AUD	11/28/06	$2,829	$2,757	$(72)
2,584,742	CHF	11/28/06	2,128	2,079	(49)
1,089,245	EUR	11/28/06	1,401	1,385	(16)
217,997	GBP	11/28/06	414	408	(6)
298,011,969	JPY	11/28/06	2,596	2,543	(53)
11,570,789	SEK	11/28/06	1,621	1,586	(35)

			$10,989	$10,758	$(231)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE (USD)	VALUE AT 09/30/06 (USD)	NET UNREALIZED APPRECIATION (DEPRECIATION) (USD)

5,480,708	EUR	11/28/06	$7,068	$6,972	$96
211,438	GBP	11/28/06	399	396	3
4,420,604	HKD	11/28/06	570	568	2
102,144,669	JPY	11/28/06	880	872	8
8,583,006	NOK	11/28/06	1,375	1,319	56
1,325,339	SGD	11/28/06	845	837	8

			$11,137	$10,964	$173

Short Positions
(Amounts in thousands)

Principal Amount	Security Description	Value (USD)

$(1,503)	Federal Home Loan Mortgage Corp. Gold Pool, 5.50%, 11/25/36, TBA	$(1,481)
(5,205)	Federal National Mortgage Association Pool, 6.00%, 11/25/36, TBA	(5,221)

	Total Short Positions	$(6,702)

	(Proceeds Received $6,691)

OPTIONS WRITTEN
(Amounts in thousands, except for number of contracts)
Options Written

Call Options Written

NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM (USD)	VALUE (USD)

10 Year U.S. Treasury Note Future, American Style	$107.00	02/23/07	6	$(8)	$(11)
10 Year U.S. Treasury Note Future, American Style	111.00	02/23/07	23	(6)	(6)

				$(14)	$(17)

NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL VALUE (USD)	PREMIUM (USD)	VALUE (USD)

FNMA, 30 Year Fixed, 6.00% TBA, European Style	$100.00	11/06/06	$5,000	$(18)	(26)

Call Options Written on Interest Rate Swaps

COUNTERPARTY	EXERCISE RATE *	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL VALUE (USD)	PREMIUM (USD)	VALUE (USD)

Merrill Lynch Capital Sevices	5.42% semi-annually	03/22/16	03/24/26	$2,380	$(107)	$(107)

Receiver/Payer Straddle on Interest Rate Swap

COUNTERPARTY	EXERCISE RATE **	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL VALUE (USD)	PREMIUM (USD)	VALUE (USD)

Credit Suisse International	5.61% semi-annually	08/04/08	08/06/18	$2,626	$(171)	$(177)
Credit Suisse International	5.52% semi-annually	08/17/09	08/19/19	940	(71)	(74)
Credit Suisse International	5.49% semi-annually	08/18/09	08/20/19	1,410	(106)	(111)

					$(348)	$(362)

Put Options Written

NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM (USD)	VALUE (USD)

10 Year U.S. Treasury Note Future, American Style	$107.00	02/23/07	6	$(6)	$(4)
10 Year U.S. Treasury Note Future, American Style	106.00	02/23/07	23	(9)	(9)

				$(15)	$(13)

Put Options Written on Interest Rate Swaps

COUNTERPARTY	EXERCISE RATE ***	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL VALUE (USD)	PREMIUM (USD)	VALUE (USD)

Merrill Lynch Capital Sevices	5.42% semi-annually	03/22/16	03/24/26	$2,380	$(107)	$(114)
Deutsche Bank AG, New York	5.58% semi-annually	05/19/08	05/21/13	21,450	(422)	(209)
Deutsche Bank AG, New York	5.58% semi-annually	05/19/08	05/21/13	20,625	(205)	(99)

					$(734)	$(422)

*	The Fund will pay a floating rate based on 3-month USD LIBOR, if exercised.
**	The Fund will pay or receive a floating rate based on 3-month USD LIBOR, if exercised.
***	The Fund will receive a floating rate based on 3-month USD LIBOR, if exercised.

Interest Rate Swaps
(Amounts in thousands)

	RATE TYPE (r)

SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT (USD)	VALUE (USD)

Citibank, N.A.	5.14% semi-annually	3 month LIBOR quarterly	09/26/16	$1,000	$3
Citibank, N.A.	5.15% semi-annually	3 month LIBOR quarterly	09/26/16	1,000	—
Citibank, N.A.	5.63% semi-annually	3 month LIBOR quarterly	07/13/11	2,415	(56)
Citibank, N.A.	3 month LIBOR quarterly	5.16% semi-annually	10/02/16	250	-(h)
Citibank, N.A.	3 month LIBOR quarterly	5.63% semi-annually	07/13/08	5,550	45
Credit Suisse International	5.12% semi-annually	3 month LIBOR quarterly	09/28/16	267	1
Credit Suisse International	3 month LIBOR quarterly	4.97% semi-annually	02/06/09	841	(1)
Credit Suisse International	3 month LIBOR quarterly	5.01% semi-annually	02/06/09	1,315	-(h)
Deutsche Bank AG, New York	4.98% semi-annually	3 month LIBOR quarterly	02/06/09	6,877	4
Deutsche Bank AG, New York	5.00% semi-annually	3 month LIBOR quarterly	09/28/11	12,285	41
Deutsche Bank AG, New York	5.03% semi-annually	3 month LIBOR quarterly	11/15/10	1,490	(16)
Deutsche Bank AG, New York	5.29% semi-annually	3 month LIBOR quarterly	09/05/16	535	(5)
Deutsche Bank AG, New York	5.56% semi-annually	3 month LIBOR quarterly	08/19/11	1,050	(22)
Deutsche Bank AG, New York	5.58% semi-annually	3 month LIBOR quarterly	05/21/13	10,238	(203)
Deutsche Bank AG, New York	5.58% semi-annually	3 month LIBOR quarterly	05/21/13	202	(4)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.05% semi-annually	09/28/08	14,275	(17)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.08% semi-annually	03/05/09	1,262	2
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.10% semi-annually	09/28/16	3,450	(20)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.11% semi-annually	02/06/09	1,578	3
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.23% semi-annually	02/20/09	1,315	6
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.23% semi-annually	09/21/08	657	1
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.37% semi-annually	09/05/18	588	6
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.76% semi-annually	05/21/38	2,573	160
Goldman Sachs Capital Markets LP	5.30% semi-annually	3 month LIBOR quarterly	08/18/11	3,900	(36)
Goldman Sachs Capital Markets LP	5.53% semi-annually	3 month LIBOR quarterly	07/24/11	2,320	(44)
Goldman Sachs Capital Markets LP	3 month LIBOR quarterly	5.32% semi-annually	08/18/08	9,605	29
Goldman Sachs Capital Markets LP	3 month LIBOR quarterly	5.51% semi-annually	07/24/08	5,345	32
Lehman Brothers Special Financing	5.09% semi-annually	3 month LIBOR quarterly	09/27/16	6,945	46
Lehman Brothers Special Financing	5.42% semi-annually	3 month LIBOR quarterly	05/21/09	2,160	(46)
Lehman Brothers Special Financing	5.64% semi-annually	3 month LIBOR quarterly	08/30/16	1,390	(50)
Lehman Brothers Special Financing	5.79% semi-annually	3 month LIBOR quarterly	06/27/16	960	(59)
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.05% semi-annually	09/27/08	14,295	(17)
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.18% semi-annually	10/03/16	250	—
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.21% semi-annually	09/27/36	1,795	(23)
Merrill Lynch Capital Services	5.38% semi-annually	3 month LIBOR quarterly	12/17/35	500	2
Merrill Lynch Capital Services	5.54% semi-annually	3 month LIBOR quarterly	07/24/11	3,090	(60)
Merrill Lynch Capital Services	3 month LIBOR quarterly	5.42% semi-annually	03/24/26	643	(2)
Merrill Lynch Capital Services	3 month LIBOR quarterly	5.53% semi-annually	07/24/08	7,125	45

					$(255)

Rates shown are per annum and payments are as described.

Credit Default Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT (USD)	VALUE (USD)

Bank of America	Sara Lee Corp., 6.13%, 11/01/32	Buy	49 BPS quarterly	09/20/11	$350	$(1)
Barclays Capital	Valero Energy Corp., 6.88%, 04/15/12	Buy	39 BPS quarterly	12/20/11	350	(1)
Bear Stearns Credit Products	XL Capital, 5.25%, 09/15/14	Buy	43 BPS quarterly	09/20/11	350	(2)
Citibank, N.A.	Government of Argentina, 8.28%, 12/31/33	Buy	114 BPS semi-annually	10/20/07	500	(5)
Citibank, N.A.	Pemex, 9.50%, 09/15/27	Sell	116.50 BPS semi-annually	05/20/10	2,000	(48)
Citibank, N.A.	Pemex, 9.50%, 09/15/27	Sell	125 BPS semi-annually	06/20/10	2,000	(52)
Citibank, N.A.	Government of Phillipines, 10.63%, 03/16/25	Buy	199 BPS quarterly	06/20/11	315	(8)
Citibank, N.A.	Government of Argentina, 8.28%, 12/31/33	Sell	296.5 BPS semi-annually	10/20/10	500	21
Citibank, N.A.	Government of Indonesia, 6.75%, 03/10/14	Sell	185 BPS quarterly	06/20/11	315	7
Citibank, N.A.	United Mexican States, 8.30%, 08/15/31	Buy	100 BPS semi-annually	05/20/10	2,000	46
Citibank, N.A.	United Mexican States, 8.30%, 08/15/31	Buy	105 BPS semi-annually	06/20/10	2,000	48
Credit Suisse International	Republic of Venezuela, 9.25%, 09/15/27	Sell	64 BPS semi-annually	06/20/08	195	(1)
Credit Suisse International	Republic of Venezuela, 9.25%, 09/15/27	Buy	175 BPS semi-annually	06/20/11	125	2
Deutsche Bank AG, New York (1)	Dow Jones CDX.NA.IG.HVOL 6	Buy	40 BPS quarterly	06/20/11	7,900	(6)
Deutsche Bank AG, New York	United Mexican States, 7.50, 04/08/33	Buy	29 BPS semi-annually	05/20/08	4,270	(11)
Deutsche Bank AG, New York	United Mexican States, 7.50, 04/08/33	Buy	105 BPS semi-annually	06/20/10	2,000	(47)
Deutsche Bank AG, New York	United Mexican States, 7.50, 04/08/33	Buy	96 BPS semi-annually	07/20/10	2,000	(39)
Deutsche Bank AG, New York	Government of Phillipines, 10.63%, 03/16/25	Buy	199 BPS quarterly	06/20/11	770	(15)
Deutsche Bank AG, New York	Government of Phillipines, 10.63%, 03/16/25	Buy	221 BPS quarterly	06/20/11	385	(11)
Deutsche Bank AG, New York	Government of Brazil, 12.25%, 03/06/30	Sell	235 BPS semi-annually	04/20/07	1,400	31
Deutsche Bank AG, New York (2)	Dow Jones CDX.NA.IG.HVOL 6	Sell	75 BPS quarterly	06/20/11	1,900	1
Deutsche Bank AG, New York	Government of Indonesia, 6.75%, 03/10/14	Sell	185 BPS quarterly	06/20/11	770	13
Deutsche Bank AG, New York	Government of Indonesia, 6.75%, 03/10/14	Sell	205 BPS quarterly	06/20/11	385	10
Deutsche Bank AG, New York	United Mexican States, 7.50%, 04/08/33	Sell	66.75 BPS semi-annually	05/20/11	1,890	16
Deutsche Bank AG, New York	Russian Federation, 5.00%, 03/31/30	Sell	101 BPS semi-annually	07/20/10	2,000	39
Deutsche Bank AG, New York	Russian Federation, 5.00%, 03/31/30	Sell	104 BPS semi-annually	06/20/10	2,000	42
Goldman Sachs Capital Management	Gannett Co., 6.38%, 04/01/12	Buy	27 BPS quarterly	06/20/11	350	1
Goldman Sachs Capital Management	Tribune Co., 5.50%, 10/06/08	Buy	161 BPS quarterly	09/20/13	350	9
Goldman Sachs Capital Management	V.F. Corp., 8.50%, 10/01/10	Buy	30 BPS quarterly	09/20/11	450	(1)
Goldman Sachs Capital Management	Verizon Communication, Inc., 7.25%, 12/01/10	Buy	97 BPS quarterly	12/20/13	250	-(h)
Goldman Sachs Capital Management	Cox Communications, 6.80%, 08/01/28	Sell	64 BPS quarterly	06/20/11	450	3
Goldman Sachs Capital Management (3)	Dow Jones CDX.NA.IG.HVOL 6	Sell	40 BPS quarterly	06/20/11	2,150	(9)
Lehman Brothers Special Financing	Government of Brazil, 12.25%, 03/06/30	Buy	140 BPS semi-annually	08/20/11	130	(1)
Lehman Brothers Special Financing	Government of Brazil, 12.25%, 03/06/30	Buy	140 BPS semi-annually	08/20/11	150	(1)
Lehman Brothers Special Financing	Government of Brazil, 12.25%, 03/06/30	Buy	300 BPS semi-annually	09/20/10	270	(70)
Lehman Brothers Special Financing (4)	Dow Jones CDX.HY.100 S6 0611	Buy	345 BPS quarterly	06/20/11	1,000	32
Lehman Brothers Special Financing	Limited Brands, Inc., 6.13%, 12/01/12	Buy	67 BPS quarterly	09/20/11	350	(1)

SWAP COUNTERPARTY	REFERENCED OBLIGATION	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT (USD)		VALUE (USD)

Lehman Brothers Special Financing	Republic of Venezuela, 9.25%, 09/15/27	Buy	58 BPS semi-annually	06/20/08		815	(1)
Lehman Brothers Special Financing	Republic of Venezuela, 9.25%, 09/15/27	Buy	58 BPS semi-annually	06/20/08		815	(1)
Lehman Brothers Special Financing	Russian Federation, 12.75%, 06/24/28	Buy	54 BPS semi-annually	10/20/07		600	(3)
Lehman Brothers Special Financing	Russian Federation, 12.75%, 06/24/28	Buy	61 BPS semi-annually	10/20/07		600	(4)
Lehman Brothers Special Financing	Southwest Airlines, 6.50%, 03/01/12	Buy	30 BPS quarterly	09/20/13		350	-(h)
Lehman Brothers Special Financing	Government of Argentina, 8.25%, 12/31/33	Sell	259 BPS semi-annually	08/20/11		150	-(h)
Lehman Brothers Special Financing	Government of Argentina, 8.25%, 12/31/33	Sell	260 BPS semi-annually	08/20/11		130	-(h)
Lehman Brothers Special Financing	Government of Argentina,, 8.28%, 12/31/33	Sell	343 BPS semi-annually	09/20/10		270	43
Lehman Brothers Special Financing	Government of Brazil, 12.25%, 03/06/30	Sell	119 BPS semi-annually	09/20/11		230	(1)
Lehman Brothers Special Financing	Government of Brazil, 12.25%, 03/06/30	Sell	120 BPS semi-annually	09/20/11		230	(1)
Lehman Brothers Special Financing	Gazprom, 8.63%, 04/28/34	Sell	104 BPS semi-annually	10/20/07		600	7
Lehman Brothers Special Financing	Gazprom, 8.63%, 04/28/34	Sell	111 BPS semi-annually	10/20/07		600	7
Lehman Brothers Special Financing	Republic of Venezuela, 9.25%, 09/15/27	Sell	173 BPS semi-annually	06/20/11		345	4
Lehman Brothers Special Financing	Republic of Venezuela, 9.25%, 09/15/27	Sell	173 BPS semi-annually	06/20/11		345	4
Merrill Lynch, Inc.	Ace Ina Holdings, 8.88%, 08/15/29	Buy	31 BPS quarterly	06/20/11		150	-(h)
Merrill Lynch, Inc.	Allstate, 6.75%, 05/15/18	Buy	21 BPS quarterly	06/20/11		150	-(h)
Merrill Lynch, Inc.	Liberty Mutual, 7.88%, 10/15/26	Buy	30 BPS quarterly	06/20/11		150	-(h)
Merrill Lynch, Inc.	St. Pauls Travelers, 8.13%, 04/15/10	Buy	26 BPS quarterly	06/20/11		150	-(h)
Morgan Stanley Capital Services	Government of Brazil, 12.25%, 03/06/30	Buy	290 BPS semi-annually	10/20/10		1,000	(82)
Morgan Stanley Capital Services	Government of Brazil, 12.25%, 03/06/30	Buy	335 BPS semi-annually	10/20/10		350	(35)
Morgan Stanley Capital Services	Encana Corp., 4.75%, 10/15/13	Buy	35 BPS quarterly	12/20/11		350	-(h)
Morgan Stanley Capital Services	Gannett Co., 6.38%, 04/01/12	Buy	37 BPS quarterly	09/20/11		600	(1)
Morgan Stanley Capital Services	United Mexican States, 7.50, 04/08/33	Buy	112 BPS semi-annually	04/20/10		1,000	(29)
Morgan Stanley Capital Services	Russian Federation, 12.75%, 06/24/28	Buy	64 BPS semi-annually	09/20/10		700	(3)
Morgan Stanley Capital Services	Russian Federation, 2.25%, 03/31/30	Buy	69 BPS semi-annually	06/20/11		900	(7)
Morgan Stanley Capital Services	Sara Lee Corp., 6.13%, 11/01/32	Buy	51 BPS quarterly	09/20/11		350	(1)
Morgan Stanley Capital Services	Talisman Energy, Inc., 7.25% 10/15/27	Buy	40 BPS quarterly	12/20/11		350	-(h)
Morgan Stanley Capital Services	Alrosa, 8.88%, 11/17/14	Sell	65 BPS quarterly	11/01/06		440	1
Morgan Stanley Capital Services	Government of Argentina, 8.28%, 12/31/33	Sell	338 BPS semi-annually	10/20/10		1,000	58
Morgan Stanley Capital Services	Government of Argentina, 8.28%, 12/31/34	Sell	400 BPS semi-annually	10/20/10		350	29
Morgan Stanley Capital Services	Republic of Venezuela, 9.25%, 09/15/27	Sell	132.50 BPS semi-annually	08/20/11		620	(7)
Morgan Stanley Capital Services	Kaupthing Bunadabanki HF, 5.55%, 12/01/09	Sell	31 BPS quarterly	12/20/07	EUR	1,000	(1)
Morgan Stanley Capital Services	Linde AG, Tranche B, 5.85%, 11/03/07	Sell	25 BPS quarterly	03/20/08	GBP	175	-(h)
Morgan Stanley Capital Services	Russian Federation, 5.00%, 03/31/30	Sell	140 BPS semi-annually	04/20/10		$1,000	36
Morgan Stanley Capital Services	Government of Ukraine, 7.65%, 06/11/13	Sell	206 BPS semi-annually	06/20/11		900	12
Morgan Stanley Capital Services	Government of Ukraine, 7.65%, 06/11/13	Sell	176 BPS semi-annually	09/20/10		700	1
Morgan Stanley International	Landsbanki Island, 3.30%, 10/19/10	Sell	45 BPS quarterly	09/20/07	EUR	400	-(h)
UBS Warburg	Russian Federation, 5.00%, 03/31/30	Buy	90 BPS semi-annually	08/20/10		$1,200	(19)
UBS Warburg	Weyerhaeuser Co., 6.75%, 03/15/12	Buy	51 BPS quarterly	09/20/11		350	1
UBS Warburg	Government of Ukraine, 7.65%, 06/11/13	Sell	184 BPS semi-annually	08/20/10		1,200	14

							$12

(1) Premium received of $7
(2) Premium paid of less than $1
(3) Premium paid of $20
(4) Premium received of $44

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT (USD)	VALUE (USD)

Deutsche Bank AG, New York (b)	FHLMC, 4.50%, 01/15/14	$96.91	11/16/06	$2,735	$13
Deutsche Bank AG, New York (b)	FNMA, 6.63%, 11/15/10	105.66	10/05/06	1,400	9
Deutsche Bank AG, New York (b)	FHLB, 5.38%, 08/19/11	101.61	11/17/06	1,050	4
Lehman Brothers Special Financing (b)	FHLMC, 5.75%, 06/27/16	102.78	10/12/06	960	13
Lehman Brothers Special Financing (b)	FHLMC, 5.25%, 05/21/09	100.40	10/19/06	2,160	11

					$50

(b) Fund pays the excess of the price lock over the market price and receives the excess of the market price over the price lock .

Total Return Swap

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	EXPIRATION DATE	NOTIONAL VALUE (USD)	VALUE (USD)

Deutsche Bank AG, New York	Lehman AAA 8.5 Year + CMBS Index	Spread Lock with Carry Amount + 10 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	12/01/07	$3,600	$3

Rates shown are per annum and payments are as described.

JPMorgan Dynamic Small Cap Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.1%
	Common Stocks — 98.1%
	Air Freight & Logistics — 2.7%
186	UTI Worldwide, Inc.	5,200

	Airlines — 1.3%
249	Airtran Holdings, Inc. (a)	2,474

	Biotechnology — 3.0%
78	Keryx Biopharmaceuticals, Inc. (a)	918
28	Myogen, Inc. (a)	984
75	Myriad Genetics, Inc. (a)	1,850
73	Renovis, Inc. (a)	1,009
36	Theravance, Inc. (a)	960

		5,721

	Capital Markets — 3.6%
45	Affiliated Managers Group, Inc. (a)	4,535
53	Investment Technology Group, Inc. (a)	2,363

		6,898

	Commercial Banks — 0.9%
60	West Coast Bancorp	1,845

	Communications Equipment — 4.3%
282	Arris Group, Inc. (a)	3,226
480	Finisar Corp. (a)	1,743
85	Redback Networks, Inc. (a)	1,177
27	Riverbed Technology, Inc. (a)	530
62	Viasat, Inc. (a)	1,565

		8,241

	Computers & Peripherals — 1.5%
63	Komag, Inc. (a)	1,999
36	Rackable Systems, Inc. (a)	992

		2,991

	Construction Materials — 2.1%
124	Eagle Materials, Inc.	4,163

	Containers & Packaging — 1.1%
271	Intertape Polymer Group, Inc. (Canada) (a)	2,084

	Diversified Consumer Services — 1.1%
193	INVESTools, Inc. (a)	2,055

	Diversified Financial Services — 1.2%
265	Services Acquisition Corp. International (a)	2,355

	Electrical Equipment — 4.7%
98	Acuity Brands, Inc.	4,467
120	General Cable Corp. (a)	4,568

		9,035

	Electronic Equipment & Instruments — 1.3%
94	Benchmark Electronics, Inc. (a)	2,516

	Energy Equipment & Services — 5.5%
251	Pioneer Drilling Co. (a)	3,220
124	Superior Energy Services, Inc. (a)	3,245
77	Universal Compression Holdings, Inc. (a)	4,089

		10,554

	Health Care Equipment & Supplies — 5.5%
44	Arthrocare Corp. (a)	2,066
110	DJO, Inc. (a)	4,568
22	Hologic, Inc. (a)	960
56	Neurometrix, Inc. (a)	1,073
71	Northstar Neuroscience, Inc. (a)	943
65	Thoratec Corp. (a)	1,007

		10,617

	Health Care Providers & Services — 3.7%
94	Chemed Corp.	3,037
31	Healthways, Inc. (a)	1,387
48	Psychiatric Solutions, Inc. (a)	1,623
38	Sunrise Senior Living, Inc. (a)	1,123

		7,170

	Health Care Technology — 2.5%
209	Per-Se Technologies, Inc. (a)	4,756

	Hotels, Restaurants & Leisure — 3.6%
86	Orient-Express Hotels Ltd., Class H (Bermuda)	3,215
128	WMS Industries, Inc. (a)	3,734

		6,949

	Household Durables — 2.7%
753	Champion Enterprises, Inc. (a)	5,198

	Insurance — 1.9%
76	ProAssurance Corp. (a)	3,765

	Internet & Catalog Retail — 2.8%
119	Coldwater Creek, Inc. (a)	3,413
56	Priceline.com, Inc. (a)	2,071

		5,484

	Internet Software & Services — 1.8%
42	DealerTrack Holdings, Inc. (a)	929
172	Marchex, Inc., Class B (a)	2,634

		3,563

	IT Services — 4.4%
61	Alliance Data Systems Corp. (a)	3,355
178	VeriFone Holdings, Inc. (a)	5,088

		8,443

	Leisure Equipment & Products — 2.0%
99	Pool Corp.	3,800

JPMorgan Dynamic Small Cap Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Life Sciences Tools & Services — 2.7%
48	Covance, Inc. (a)	3,160
61	Illumina, Inc. (a)	2,010

		5,170

	Marine — 2.6%
84	American Commercial Lines, Inc. (a)	4,970

	Media — 1.4%
74	Morningstar, Inc. (a)	2,720

	Metals & Mining — 3.8%
42	Allegheny Technologies, Inc.	2,618
139	Century Aluminum Co. (a)	4,682

		7,300

	Oil, Gas & Consumable Fuels — 3.0%
25	Bois d’Arc Energy, Inc. (a)	382
36	Foundation Coal Holdings, Inc.	1,164
77	Western Refining, Inc.	1,785
62	World Fuel Services Corp.	2,494

		5,825

	Pharmaceuticals — 2.0%
53	Adams Respiratory Therapeutics, Inc. (a)	1,943
158	Viropharma, Inc. (a)	1,919

		3,862

	Semiconductors & Semiconductor Equipment — 7.5%
85	Diodes, Inc. (a)	3,677
70	FormFactor, Inc. (a)	2,941
193	Integrated Device Technology, Inc. (a)	3,096
131	Varian Semiconductor Equipment Associates, Inc. (a)	4,812

		14,526

	Software — 4.7%
50	Blackboard, Inc. (a)	1,334
77	Hyperion Solutions Corp. (a)	2,649
245	Nuance Communications, Inc. (a)	2,005
175	Witness Systems, Inc. (a)	3,066

		9,054

	Specialty Retail — 5.2%
49	Children’s Place Retail Stores, Inc. (The) (a)	3,137
64	GameStop Corp., Class A (a)	2,974
69	J. Crew Group, Inc. (a)	2,066
52	Tween Brands, Inc. (a)	1,959

		10,136

	Total Common Stocks (Cost $177,899)	189,440

	Short-Term Investment — 2.9%
	Investment Company — 2.9%
5,591	JPMorgan Prime Money Market Fund (b) (m) (Cost $5,591)	5,591

Principal Amount ($)

	Investments of Cash Collateral for Securities Loaned — 24.6%
	Certificates of Deposit — 7.1%
3,000	ABN AMRO Bank, Chicago, FRN, 5.32%, 12/26/06	3,000
3,000	Calyon, New York, FRN, 5.32%, 12/12/06	3,000
1,000	Credit Suisse First Boston, FRN, 5.40%, 10/17/06	1,000
3,000	KBC New York, FRN, 5.32%, 12/12/06	3,000
2,000	Norinchukin Bank, New York, 5.32%, 10/24/06	2,000
1,800	Royal Bank of Canada N.Y., FRN, 5.30%, 11/13/06	1,800

		13,800

	Commercial Paper — 2.1%
1,991	Concord Minutemen, C.C. LLC, 5.29%, 10/20/06	1,991
1,990	Fenway Funding LLC, 5.33%, 10/23/06	1,990

		3,981

	Corporate Notes — 10.5%
1,000	Alliance and Leister plc, FRN, 5.32%, 10/29/07	1,000
2,000	American Express Credit Corp., FRN, 5.33%, 06/12/07	2,000
2,000	Bank of America, FRN, 5.31%, 11/07/06	2,000
2,000	Banque Federative Du Credit Mutuel, FRN, 5.33%, 07/13/07	2,000
2,000	Beta Finance, Inc., FRN, 5.37%, 01/15/08	2,000
2,100	CDC Financial Products, Inc., FRN, 5.43%, 10/30/06	2,100
2,400	Citigroup Global Markets, Inc., FRN, 5.45%, 10/06/06	2,400
1,900	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 10/24/06	1,900
1,800	Links Finance LLC, FRN, 5.37%, 10/15/07	1,800
100	Links Finance LLC, FRN, 5.42%, 10/06/06	100
2,000	Morgan Stanley, FRN, 5.56%, 10/29/07	2,000
1,000	Sigma Finance, Inc., FRN, 5.37%, 10/24/07	1,000

		20,300

	Repurchase Agreement — 4.9%
9,517	Bank of America Securities LLC, 5.39%, dated 09/29/06, due
	10/02/06, repurchase price $9,521, collateralized by U.S.
	Government Agency Mortgages	9,517

	Total Investments of Cash Collateral for Securities Loaned (Cost $47,598)	47,598

	Total Investments — 125.6% (Cost $231,088)	242,629
	Liabilities in Excess of Other Assets — (25.6)%	(49,500)

	Net Assets — 100.0%	$193,129

Percentages indicated are based on net assets.

Abbreviations:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)	—

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	—	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,271
Aggregate gross unrealized depreciation	(10,730)

Net unrealized appreciation/depreciation	$11,541

Federal income tax cost of investments	$231,088

JPMorgan Growth and Income Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.6%
	Common Stocks — 98.6%
	Aerospace & Defense — 1.9%
72	Honeywell International, Inc.	2,961
38	L-3 Communications Holdings, Inc.	2,984
84	United Technologies Corp.	5,322

		11,267

	Beverages — 1.4%
168	Anheuser-Busch Cos., Inc.	7,996

	Capital Markets — 7.3%
262	Bank of New York Co., Inc. (The)	9,242
75	Bear Stearns Cos., Inc. (The)	10,480
30	Legg Mason, Inc.	2,985
46	Mellon Financial Corp.	1,814
194	Morgan Stanley	14,174
64	Northern Trust Corp.	3,745

		42,440

	Commercial Banks — 4.8%
32	M&T Bank Corp.	3,839
228	North Fork Bancorp, Inc.	6,515
116	TCF Financial Corp.	3,042
165	U.S. Bancorp	5,485
249	Wells Fargo & Co.	9,009

		27,890

	Construction Materials — 2.0%
135	Cemex S.A. de C.V. ADR (Mexico) (a)	4,049
96	Vulcan Materials Co.	7,543

		11,592

	Consumer Finance — 2.3%
237	American Express Co.	13,269

	Diversified Financial Services — 6.9%
438	Bank of America Corp.	23,468
329	Citigroup, Inc.	16,350

		39,818

	Diversified Telecommunication Services — 3.9%
147	AT&T, Inc.	4,796
117	CenturyTel, Inc.	4,653
304	Verizon Communications, Inc.	11,303
128	Windstream Corp.	1,693

		22,445

	Electric Utilities — 1.5%
125	Edison International	5,217
75	FPL Group, Inc.	3,380

		8,597

	Electrical Equipment — 0.3%
29	Rockwell Automation, Inc.	1,702

	Electronic Equipment & Instruments — 0.1%
17	Arrow Electronics, Inc. (a)	472

	Food & Staples Retailing — 0.6%
100	CVS Corp.	3,209

	Food Products — 1.2%
78	Dean Foods Co. (a)	3,261
60	General Mills, Inc.	3,407

		6,668

	Gas Utilities — 0.4%
70	AGL Resources, Inc.	2,544

	Health Care Equipment & Supplies — 1.6%
210	Baxter International, Inc.	9,528

	Health Care Providers & Services — 2.6%
179	Aetna, Inc.	7,064
58	Omnicare, Inc.	2,499
72	WellPoint, Inc. (a)	5,517

		15,080

JPMorgan Growth and Income Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Hotels, Restaurants & Leisure — 2.1%
151	Hilton Hotels Corp.	4,200
154	McDonald’s Corp.	6,005
68	Wyndham Worldwide Corp. (a)	1,889

		12,094

	Household Products — 1.0%
89	Clorox Co.	5,607

	Industrial Conglomerates — 2.5%
50	3M Co.	3,736
162	General Electric Co.	5,729
179	Tyco International Ltd. (Bermuda)	4,996

		14,461

	Insurance — 10.7%
154	Assurant, Inc.	8,204
386	Chubb Corp.	20,056
243	Genworth Financial, Inc.	8,511
104	Hartford Financial Services Group, Inc.	9,057
119	Loews Corp.	4,499
118	Metlife, Inc.	6,665
81	Safeco Corp.	4,744

		61,736

	Internet & Catalog Retail — 0.7%
192	Liberty Media Holding Corp. - Interactive, Class A (a)	3,923

	IT Services — 0.3%
39	Affiliated Computer Services, Inc., Class A (a)	2,002

	Media — 5.2%
378	Clear Channel Communications, Inc.	10,903
87	Comcast Corp., Class A (a)	3,197
38	Liberty Media Holding Corp. - Capital, Class A (a)	3,215
84	McClatchy Co., Class A	3,523
318	Time Warner, Inc.	5,795
93	Viacom, Inc., Class B (a)	3,472

		30,105

	Office Electronics — 1.2%
435	Xerox Corp. (a)	6,765

	Oil, Gas & Consumable Fuels — 13.4%
199	Chevron Corp.	12,937
140	ConocoPhillips	8,332
175	Devon Energy Corp.	11,058
354	Exxon Mobil Corp.	23,766
97	Kinder Morgan, Inc.	10,202
32	Marathon Oil Corp.	2,438
28	Royal Dutch Shell plc ADR (Netherlands)	1,857
71	Teekay Shipping Corp. (Bahamas)	2,919
175	Williams Cos., Inc.	4,172

		77,681

	Pharmaceuticals — 3.1%
48	Johnson & Johnson	3,117
159	Pfizer, Inc.	4,501
205	Wyeth	10,427

		18,045

	Real Estate Management & Development — 2.2%
190	Brookfield Properties Corp. (Canada)	6,713
84	Realogy Corp. (a)	1,915
70	St. Joe Co. (The)	3,846

		12,474

	Road & Rail — 1.1%
142	Norfolk Southern Corp.	6,268

	Semiconductors & Semiconductor Equipment — 0.9%
262	Intel Corp.	5,385

	Software — 1.7%
368	Microsoft Corp.	10,052

	Specialty Retail — 4.2%
56	AutoZone, Inc. (a)	5,785
62	Best Buy Co., Inc.	3,310
275	Gap, Inc. (The)	5,207
197	Limited Brands, Inc.	5,205
62	Lowe’s Cos., Inc.	1,726
85	Tiffany & Co.	2,809

		24,042

	Textiles, Apparel & Luxury Goods — 1.8%
146	V.F. Corp.	10,651

JPMorgan Growth and Income Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Thrifts & Mortgage Finance — 5.4%
292	Freddie Mac	19,369
89	Golden West Financial Corp.	6,844
88	MGIC Investment Corp.	5,271

		31,484

	Tobacco — 1.1%
86	Altria Group, Inc.	6,568

	Wireless Telecommunication Services — 1.2%
124	Alltel Corp.	6,888

	Total Common Stocks (Cost $450,047)	570,748

	Short-Term Investment — 1.3%
	Investment Company — 1.3%
7,775	JPMorgan Prime Money Market Fund (b) (m) (Cost $7,775)	7,775

Principal Amount ($)

	Investments of Cash Collateral for Securities Loaned — 0.8%
	Certificates of Deposit — 0.0% (g)
100	Canadian Imperial Bank, New York, FRN, 5.37%, 02/14/08	100
50	Mizuho Corporate Bank Ltd., New York, 5.30%, 10/26/06	50
50	Norinchukin Bank, New York, 5.32%, 10/24/06	50

		200

	Commercial Paper — 0.1%
199	Concord Minutemen C.C. LLC, Series A, 5.29%, 10/20/06	199
50	Fenway Funding LLC, 5.33%, 10/23/06	50

		249

	Corporate Notes — 0.1%
250	American Express Credit Corp., FRN, 5.33%, 06/12/07	250
350	Sigma Finance, Inc., FRN, 5.37%, 10/24/07	350
150	Unicredito Italiano Bank plc, FRN, 5.34%, 10/29/07	150

		750

	Repurchase Agreements — 0.6%
721	Banc of America Securities LLC, 5.39%, dated 9/29/06, due 10/02/06, repurchase price $722, collateralized by U.S. Government Agency Mortgages	721
700	Barclays Capital, 5.40%, dated 9/29/06, due 10/02/06, repurchase price $700, collateralized by U.S. Government Agency Mortgages	700
700	Bear Stearns, 5.38%, dated 9/29/06, due 10/02/06, repurchase price $700, collateralized by U.S. Government Agency Mortgages	700
700	Lehman Brothers, Inc., 5.38%, dated 9/29/06, due 10/02/06, repurchase price $700, collateralized by U.S. Government Agency Mortgages	700
700	UBS Securities LLC, 5.39%, dated 9/29/06, due 10/02/06, repurchase price $700, collateralized by U.S. Government Agency Mortgages	700

		3,521

	Total Investments of Cash Collateral for Securities Loaned (Cost $4,720)	4,720

	Total Investments — 100.7% (Cost $462,542)	583,243
	Liabilities in Excess of Other Assets — (0.7)%	(4,153)

	NET ASSETS — 100.0%	$579,090

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt.
FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.

JPMorgan Growth and Income Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$128,170
Aggregate gross unrealized depreciation	(7,469)

Net unrealized appreciation/depreciation	$120,701

Federal income tax cost of investments	$462,542

JPMorgan Intrepid America Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments—98.0%
	Common Stocks — 98.0%
	Aerospace & Defense — 4.2%
559	General Dynamics Corp.	40,071
681	Lockheed Martin Corp.	58,641
724	Northrop Grumman Corp.	49,296
1,165	Raytheon Co.	55,946

		203,954

	Airlines — 0.5%
537	Continental Airlines, Inc., Class B (a)	15,188
403	UAL Corp. (a)	10,708

		25,896

	Auto Components — 0.3%
228	Autoliv, Inc. (Sweden)	12,560

	Automobiles — 0.5%
406	Harley-Davidson, Inc.	25,470

	Biotechnology — 1.2%
429	Amgen, Inc. (a)	30,658
240	Cephalon, Inc. (a)	14,820
470	ImClone Systems, Inc. (a)	13,304

		58,782

	Capital Markets — 5.7%
382	Bear Stearns Cos., Inc. (The)	53,504
557	E*Trade Financial Corp. (a)	13,321
439	Goldman Sachs Group, Inc.	74,215
837	Lehman Brothers Holdings, Inc.	61,828
1,032	Morgan Stanley	75,236

		278,104

	Commercial Banks — 4.1%
316	Keycorp	11,838
746	PNC Financial Services Group, Inc.	54,004
520	Regions Financial Corp.	19,142
2,066	U.S. Bancorp	68,636
856	Wachovia Corp.	47,738

		201,358

	Commercial Services & Supplies — 0.7%
935	Waste Management, Inc.	34,288

	Communications Equipment — 2.0%
1,217	Cisco Systems, Inc. (a)	27,989
2,829	Motorola, Inc.	70,725

		98,714

	Computers & Peripherals — 4.0%
2,376	Hewlett-Packard Co.	87,176
1,137	International Business Machines Corp.	93,182
270	Lexmark International, Inc., Class A (a)	15,539

		195,897

	Diversified Financial Services — 4.2%
2,526	Bank of America Corp.	135,329
1,363	Citigroup, Inc.	67,715

		203,044

	Diversified Telecommunication Services — 3.2%
2,587	AT&T, Inc. (m)	84,223
950	BellSouth Corp.	40,617
342	CenturyTel, Inc.	13,571
347	Embarq Corp.	16,797

		155,208

	Electric Utilities — 1.1%
961	FirstEnergy Corp.	53,704

	Electronic Equipment & Instruments — 0.2%
388	Plexus Corp. (a)	7,450

	Food & Staples Retailing — 1.7%
2,322	Kroger Co. (The)	53,722
506	Safeway, Inc.	15,363
427	Supervalu, Inc.	12,661

		81,746

	Food Products — 1.2%
1,497	Archer-Daniels-Midland Co.	56,687

	Gas Utilities — 0.6%
346	Energen Corp.	14,478
371	Oneok, Inc.	14,028

		28,506

	Health Care Providers & Services — 4.1%
282	AmerisourceBergen Corp.	12,733
242	Coventry Health Care, Inc. (a)	12,454
215	Humana, Inc. (a)	14,189
214	Laboratory Corp. of America Holdings (a)	14,032
1,003	McKesson Corp.	52,899
359	Sierra Health Services, Inc. (a)	13,584

JPMorgan Intrepid America Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

267	WellCare Health Plans, Inc. (a)	15,092
834	WellPoint, Inc. (a)	64,260

		199,243

	Health Care Technology — 0.3%
1,096	Emdeon Corp. (a)	12,828

	Hotels, Restaurants & Leisure — 1.7%
323	Darden Restaurants, Inc.	13,735
1,752	McDonald’s Corp.	68,534

		82,269

	Household Durables — 0.9%
503	Newell Rubbermaid, Inc.	14,245
271	Stanley Works (The)	13,504
166	Whirlpool Corp.	13,988

		41,737

	Household Products — 1.7%
827	Colgate-Palmolive Co.	51,351
248	Energizer Holdings, Inc. (a)	17,875
233	Kimberly-Clark Corp.	15,209

		84,435

	Independent Power Producers & Energy Traders — 1.2%
918	TXU Corp.	57,368

	Insurance — 4.5%
713	ACE Ltd. (Bermuda)	39,028
326	American Financial Group, Inc.	15,280
1,102	Chubb Corp.	57,270
1,289	Loews Corp.	48,857
934	St. Paul Travelers Cos., Inc. (The)	43,772
398	W.R. Berkley Corp.	14,075

		218,282

	IT Services — 2.3%
576	Acxiom Corp.	14,211
272	Alliance Data Systems Corp. (a)	15,001
519	Ceridian Corp. (a)	11,605
300	Computer Sciences Corp. (a)	14,746
721	Convergys Corp. (a)	14,897
318	Global Payments, Inc.	14,004
487	MoneyGram International, Inc.	14,141
604	Sabre Holdings Corp., Class A	14,132

		112,737

	Machinery — 3.6%
966	Caterpillar, Inc.	63,556
124	Cummins, Inc.	14,808
1,214	Illinois Tool Works, Inc.	54,486
350	Manitowoc Co., Inc. (The)	15,663
183	Parker-Hannifin Corp.	14,209
328	Terex Corp. (a)	14,828

		177,550

	Media — 3.7%
2,662	DIRECTV Group, Inc. (The) (a)	52,396
572	McGraw-Hill Cos., Inc. (The)	33,199
384	Omnicom Group, Inc.	35,933
1,975	Walt Disney Co.	61,038

		182,566

	Metals & Mining — 3.3%
276	Freeport-McMoRan Copper & Gold, Inc., Class B	14,716
1,011	Nucor Corp.	50,049
641	Phelps Dodge Corp.	54,268
318	Reliance Steel & Aluminum Co.	10,214
161	Southern Copper Corp.	14,846
295	Steel Dynamics, Inc.	14,898

		158,991

	Multi-Utilities — 1.1%
1,367	Duke Energy Corp.	41,277
283	Sempra Energy	14,211

		55,488

	Multiline Retail — 2.3%
828	J.C. Penney Co., Inc.	56,634
359	Sears Holdings Corp. (a)	56,817

		113,451

	Office Electronics — 0.2%
668	Xerox Corp. (a)	10,388

	Oil, Gas & Consumable Fuels — 8.7%
352	Chevron Corp.	22,857
887	ConocoPhillips	52,819
2,763	Exxon Mobil Corp.	185,397
629	Marathon Oil Corp.	48,401
1,142	Occidental Petroleum Corp.	54,942
1,128	Valero Energy Corp.	58,073

		422,489

	Personal Products — 0.3%
495	NBTY, Inc. (a)	14,483

	Pharmaceuticals — 6.6%
640	Abbott Laboratories	31,059
863	King Pharmaceuticals, Inc. (a)	14,690

JPMorgan Intrepid America Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

1,977	Merck & Co., Inc.	82,815
695	Mylan Laboratories, Inc.	13,984
4,318	Pfizer, Inc.	122,467
1,085	Wyeth	55,167

		320,182

	Real Estate Investment Trusts (REITs) — 1.2%
639	CapitalSource, Inc.	16,496
606	Host Hotels & Resorts, Inc.	13,896
337	New Century Financial Corp.	13,247
405	Ventas, Inc.	15,601

		59,240

	Real Estate Management & Development — 0.7%
700	CB Richard Ellis Group, Inc., Class A (a)	17,213
191	Jones Lang LaSalle, Inc.	16,284

		33,497

	Road & Rail — 1.4%
348	Burlington Northern Santa Fe Corp.	25,572
1,024	Norfolk Southern Corp.	45,098

		70,670

	Semiconductors & Semiconductor Equipment — 2.5%
2,675	Atmel Corp. (a)	16,157
469	Freescale Semiconductor, Inc., Class B (a)	17,842
350	Lam Research Corp. (a)	15,879
420	MEMC Electronic Materials, Inc. (a)	15,367
557	Novellus Systems, Inc. (a)	15,412
458	Nvidia Corp. (a)	13,555
2,373	ON Semiconductor Corp. (a)	13,953
386	Varian Semiconductor Equipment Associates, Inc. (a)	14,170

		122,335

	Software — 3.2%
1,125	BEA Systems, Inc. (a)	17,098
589	BMC Software, Inc. (a)	16,033
835	Cadence Design Systems, Inc. (a)	14,165
460	Intuit, Inc. (a)	14,761
4,533	Oracle Corp. (a)	80,414
514	Sybase, Inc. (a)	12,457

		154,928

	Specialty Retail — 1.5%
394	American Eagle Outfitters, Inc.	17,282
383	AnnTaylor Stores Corp. (a)	16,045
327	Office Depot, Inc. (a)	12,982
348	OfficeMax, Inc.	14,178
273	Sherwin-Williams Co. (The)	15,239

		75,726

	Textiles, Apparel & Luxury Goods — 0.3%
334	Phillips-Van Heusen	13,968

	Thrifts & Mortgage Finance — 1.8%
555	Countrywide Financial Corp.	19,458
222	Radian Group, Inc.	13,326
1,318	Washington Mutual, Inc.	57,282

		90,066

	Tobacco — 3.2%
1,205	Altria Group, Inc.	92,228
266	Loews Corp. - Carolina Group	14,728
831	Reynolds American, Inc.	51,522

		158,478

	Trading Companies & Distributors — 0.3%
242	WESCO International, Inc. (a)	14,020

	Total Common Stocks (Cost $4,282,848)	4,778,783

	Short-Term Investment — 0.6%
	Investment Company — 0.6%
30,125	JPMorgan Prime Money Market Fund (b) (m) (Cost $30,125)	30,125

	Total Investments — 98.6% (Cost $4,312,973)	4,808,908
	Other Assets in Excess of Liabilities — 1.4%	67,625

	Net Assets — 100.0%	$4,876,533

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except for number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/06 (USD)	UNREALIZED APPRECIATION (USD)

	Long Futures Contracts
190	S&P 500 Index	December, 2006	$63,907	$720

JPMorgan Intrepid America Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Abbreviations:
(a) Non-income producing security.

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements..

USD United States Dollars

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$540,261
Aggregate gross unrealized depreciation	(44,326)

Net unrealized appreciation/depreciation	$495,935

Federal income tax cost of investments	$4,312,973

JPMorgan Intrepid Growth Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments—99.3%
	Common Stocks — 99.3%
	Aerospace & Defense — 5.1%
207	General Dynamics Corp.	14,800
259	Lockheed Martin Corp.	22,290
197	Northrop Grumman Corp.	13,423
374	Raytheon Co.	17,939

		68,452

	Airlines — 0.3%
144	Continental Airlines, Inc., Class B (a)	4,085

	Automobiles — 0.7%
86	Harley-Davidson, Inc.	5,390
89	Thor Industries, Inc.	3,652

		9,042

	Beverages — 0.3%
125	Hansen Natural Corp. (a)	4,070

	Biotechnology — 5.4%
195	Amgen, Inc. (a)	13,980
372	Biogen Idec, Inc. (a)	16,616
260	Celgene Corp. (a)	11,245
66	Cephalon, Inc. (a)	4,045
332	Gilead Sciences, Inc. (a)	22,783
129	ImClone Systems, Inc. (a)	3,656

		72,325

	Capital Markets — 5.5%
75	Bear Stearns Cos., Inc. (The)	10,465
159	Goldman Sachs Group, Inc.	26,932
255	Lehman Brothers Holdings, Inc.	18,845
242	Morgan Stanley	17,659

		73,901

	Commercial Banks — 1.1%
197	PNC Financial Services Group, Inc.	14,285

	Commercial Services & Supplies — 1.7%
182	Covanta Holding Corp. (a)	3,920
515	Waste Management, Inc.	18,872

		22,792

	Communications Equipment — 5.7%
1,869	Cisco Systems, Inc. (a)	42,989
84	Harris Corp.	3,755
1,002	Motorola, Inc.	25,040
161	Polycom, Inc. (a)	3,945

		75,729

	Computers & Peripherals — 3.8%
283	Apple Computer, Inc. (a)	21,799
799	Hewlett-Packard Co.	29,319
11	Western Digital Corp. (a)	195

		51,313

	Diversified Telecommunication Services — 1.1%
260	AT&T, Inc.	8,459
707	Qwest Communications International, Inc. (a)	6,169

		14,628

	Electrical Equipment — 0.8%
135	Emerson Electric Co.	11,313

JPMorgan Intrepid Growth Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Electronic Equipment & Instruments — 0.8%
50	Amphenol Corp., Class A	3,102
67	Anixter International, Inc. (a)	3,761
230	AVX Corp.	4,069

		10,932

	Energy Equipment & Services — 1.0%
194	Baker Hughes, Inc.	13,217

	Food & Staples Retailing — 3.3%
80	Costco Wholesale Corp.	3,974
592	CVS Corp.	19,025
712	Kroger Co. (The)	16,477
129	Safeway, Inc.	3,901

		43,377

	Food Products — 1.4%
410	Archer-Daniels-Midland Co.	15,514
87	HJ Heinz Co.	3,648

		19,162

	Health Care Equipment & Supplies — 1.5%
229	Becton, Dickinson & Co.	16,162
33	Intuitive Surgical, Inc. (a)	3,480

		19,642

	Health Care Providers & Services — 5.8%
87	AmerisourceBergen Corp.	3,950
47	Express Scripts, Inc. (a)	3,510
60	Humana, Inc. (a)	3,992
76	Manor Care, Inc.	3,973
330	McKesson Corp.	17,374
271	Medco Health Solutions, Inc. (a)	16,272
93	Sierra Health Services, Inc. (a)	3,519
70	WellCare Health Plans, Inc. (a)	3,953
266	WellPoint, Inc. (a)	20,459

		77,002

	Health Care Technology — 0.3%
311	Emdeon Corp. (a)	3,636

	Hotels, Restaurants & Leisure — 2.0%
139	Las Vegas Sands Corp. (a)	9,473
440	McDonald’s Corp.	17,211

		26,684

	Household Durables — 0.6%
140	Newell Rubbermaid, Inc.	3,962
49	Whirlpool Corp.	4,096

		8,058

	Household Products — 1.4%
310	Colgate-Palmolive Co.	19,270

	Independent Power Producers & Energy Traders — 1.6%
343	TXU Corp.	21,456

	Insurance — 1.2%
318	Loews Corp.	12,052
108	W.R. Berkley Corp.	3,817

		15,869

	Internet & Catalog Retail — 0.3%
56	Nutri/System, Inc. (a)	3,513

	Internet Software & Services — 2.8%
97	Akamai Technologies, Inc. (a)	4,849
80	Google, Inc., Class A (a)	32,106

		36,955

	IT Services — 3.1%
151	Acxiom Corp.	3,729
77	Alliance Data Systems Corp. (a)	4,244

JPMorgan Intrepid Growth Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

209	Automatic Data Processing, Inc.	9,871
159	Ceridian Corp. (a)	3,552
81	Computer Sciences Corp. (a)	3,959
199	Convergys Corp. (a)	4,107
90	Global Payments, Inc.	3,952
120	MoneyGram International, Inc.	3,487
169	Sabre Holdings Corp., Class A	3,962

		40,863

	Machinery — 4.5%
368	Caterpillar, Inc.	24,215
35	Cummins, Inc.	4,131
427	Illinois Tool Works, Inc.	19,177
95	Manitowoc Co., Inc. (The)	4,255
45	Parker-Hannifin Corp.	3,521
95	Terex Corp. (a)	4,278

		59,577

	Media — 3.5%
1,017	DIRECTV Group, Inc. (The) (a)	20,021
327	McGraw-Hill Cos., Inc. (The)	18,967
129	Walt Disney Co.	3,987
163	Warner Music Group Corp.	4,222

		47,197

	Metals & Mining — 2.8%
72	Freeport-McMoRan Copper & Gold, Inc., Class B	3,843
275	Nucor Corp.	13,590
187	Phelps Dodge Corp.	15,801
46	Southern Copper Corp.	4,278

		37,512

	Multiline Retail — 4.5%
155	Federated Department Stores, Inc.	6,711
271	J.C. Penney Co., Inc.	18,547
300	Kohl’s Corp. (a)	19,482
95	Sears Holdings Corp. (a)	14,940

		59,680

	Oil, Gas & Consumable Fuels — 3.3%
214	Marathon Oil Corp.	16,418
284	Occidental Petroleum Corp.	13,659
258	Valero Energy Corp.	13,302

		43,379

	Pharmaceuticals — 4.6%
291	Forest Laboratories, Inc. (a)	14,713
211	King Pharmaceuticals, Inc. (a)	3,594
525	Merck & Co., Inc.	22,010
179	Mylan Laboratories, Inc.	3,597
350	Wyeth	17,784

		61,698

	Real Estate Investment Trusts (REITs) — 0.6%
159	CapitalSource, Inc.	4,110
170	Host Hotels & Resorts, Inc.	3,896

		8,006

	Real Estate Management & Development — 0.6%
178	CB Richard Ellis Group, Inc., Class A (a)	4,376
47	Jones Lang LaSalle, Inc.	4,052

		8,428

	Road & Rail — 2.4%
183	Burlington Northern Santa Fe Corp.	13,456
210	Union Pacific Corp.	18,445

		31,901

JPMorgan Intrepid Growth Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Semiconductors & Semiconductor Equipment — 4.4%
245	Agere Systems, Inc. (a)	3,656
719	Atmel Corp. (a)	4,342
85	Formfactor, Inc. (a)	3,594
136	Freescale Semiconductor, Inc., Class B (a)	5,169
132	Intersil Corp., Class A	3,236
94	Lam Research Corp. (a)	4,243
118	MEMC Electronic Materials, Inc. (a)	4,304
142	Novellus Systems, Inc. (a)	3,919
134	Nvidia Corp. (a)	3,956
620	ON Semiconductor Corp. (a)	3,643
498	Texas Instruments, Inc.	16,562
72	Varian Semiconductor Equipment Associates, Inc. (a)	2,653

		59,277

	Software — 4.6%
316	BEA Systems, Inc. (a)	4,795
171	BMC Software, Inc. (a)	4,656
239	Cadence Design Systems, Inc. (a)	4,046
99	Citrix Systems, Inc. (a)	3,585
68	Factset Research Systems, Inc.	3,322
129	Intuit, Inc. (a)	4,127
1,749	Oracle Corp. (a)	31,031
135	Red Hat, Inc. (a)	2,848
118	Sybase, Inc. (a)	2,861

		61,271

	Specialty Retail — 1.2%
109	American Eagle Outfitters, Inc.	4,760
95	AnnTaylor Stores Corp. (a)	3,964
77	Guess?, Inc. (a)	3,727
100	Office Depot, Inc. (a)	3,954

		16,405

	Textiles, Apparel & Luxury Goods — 0.3%
53	V.F. Corp.	3,859

	Thrifts & Mortgage Finance — 0.3%
56	Radian Group, Inc.	3,366

	Tobacco — 3.1%
282	Altria Group, Inc.	21,595
76	Loews Corp. - Carolina Group	4,187
241	Reynolds American, Inc.	14,960

		40,742

	Total Common Stocks (Cost $1,205,984)	1,323,869

	Short-Term Investment — 0.1%
	Investment Company — 0.1%
1,539	JPMorgan Prime Money Market Fund (b) (m) (Cost $1,539)	1,539

	Total Investments — 99.4%
	(Cost $1,207,523)	1,325,408
	Other Assets in Excess of Liabilities — 0.6%	7,354

	Net Assets — 100.0%	$1,332,762

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

JPMorgan Intrepid Growth Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps and options.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$132,514
Aggregate gross unrealized depreciation	(14,629)

Net unrealized appreciation/depreciation	$117,885

Federal income tax cost of investments	$1,207,523

JPMorgan Intrepid Long/Short Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long Positions — 138.4% (j)
	Common Stocks — 138.4%
	Aerospace & Defense — 4.8%
7	Armor Holdings, Inc. (a)	373
9	General Dynamics Corp.	616
8	Lockheed Martin Corp.	663
10	Northrop Grumman Corp.	652
13	Raytheon Co.	608

		2,912

	Airlines — 1.3%
10	Continental Airlines, Inc., Class B (a)	286
14	Southwest Airlines Co.	233
10	UAL Corp. (a)	253

		772

	Auto Components — 0.4%
4	Autoliv, Inc. (Sweden)	231

	Automobiles — 0.8%
4	Harley-Davidson, Inc.	264
6	Thor Industries, Inc.	226

		490

	Beverages — 0.8%
14	Pepsi Bottling Group, Inc.	493

	Biotechnology — 2.1%
4	Amgen, Inc. (a)	279
8	Cephalon, Inc. (a)	506
16	ImClone Systems, Inc. (a)	456

		1,241

	Capital Markets — 7.9%
5	Bear Stearns Cos., Inc. (The)	715
21	E*Trade Financial Corp. (a)	497
5	Goldman Sachs Group, Inc.	778
11	Lehman Brothers Holdings, Inc.	812
9	Merrill Lynch & Co., Inc.	727
11	Morgan Stanley	773
17	Raymond James Financial, Inc.	483

		4,785

	Chemicals — 1.6%
3	Albemarle Corp.	158
7	Celanese Corp., Class A	127
3	FMC Corp.	162
5	Lyondell Chemical Co.	119
2	PPG Industries, Inc.	127
3	Rohm & Haas Co.	144
5	Valspar Corp.	138

		975

	Commercial Banks — 4.7%
12	Keycorp	447
8	PNC Financial Services Group, Inc.	590
16	Regions Financial Corp.	589
18	U.S. Bancorp	601
11	Wachovia Corp.	600

		2,827

	Commercial Services & Supplies — 1.0%
6	Covanta Holding Corp. (a)	125
2	Manpower, Inc.	135
5	Waste Management, Inc.	177
4	West Corp. (a)	169

		606

	Communications Equipment — 2.4%
11	Harris Corp.	503
24	Motorola, Inc.	611
15	Polycom, Inc. (a)	361

		1,475

	Computers & Peripherals — 4.0%
22	Hewlett-Packard Co.	825
10	International Business Machines Corp.	791
7	Lexmark International, Inc., Class A (a)	392
23	Western Digital Corp. (a)	410

		2,418

	Consumer Finance — 2.2%
9	Capital One Financial Corp.	678
10	First Marblehead Corp. (The)	679

		1,357

JPMorgan Intrepid Long/Short Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Containers & Packaging — 0.6%
5	Packaging Corp. of America	119
4	Sonoco Products Co.	121
3	Temple-Inland, Inc.	126

		366

	Diversified Consumer Services — 0.3%
3	ITT Educational Services, Inc. (a)	172

	Diversified Financial Services — 2.5%
15	Bank of America Corp.	804
14	Citigroup, Inc.	710

		1,514

	Diversified Telecommunication Services — 5.2%
29	AT&T, Inc.	959
18	BellSouth Corp.	766
12	CenturyTel, Inc.	472
9	Embarq Corp.	455
13	Verizon Communications, Inc.	497

		3,149

	Electric Utilities — 1.5%
7	American Electric Power Co., Inc.	237
9	FirstEnergy Corp.	483
5	PPL Corp.	158

		878

	Electronic Equipment & Instruments — 2.4%
6	Anixter International, Inc. (a)	356
21	AVX Corp.	375
8	Mettler-Toledo International, Inc. (Switzerland) (a)	509
10	Plexus Corp. (a)	183

		1,423

	Energy Equipment & Services — 1.8%
9	Grant Prideco, Inc. (a)	357
5	Maverick Tube Corp. (a)	355
8	Tidewater, Inc.	367

		1,079

	Food & Staples Retailing — 2.2%
31	Kroger Co. (The)	717
16	Safeway, Inc.	484
4	Supervalu, Inc.	126

		1,327

	Food Products — 1.8%
15	Archer Daniels Midland Co.	585
11	HJ Heinz Co.	478

		1,063

	Gas Utilities — 1.1%
6	Energen Corp.	252
4	National Fuel Gas Co.	163
6	Oneok, Inc.	242

		657

	Health Care Providers & Services — 6.8%
5	AmerisourceBergen Corp.	247
4	Coventry Health Care, Inc. (a)	227
3	Express Scripts, Inc. (a)	221
6	Health Net, Inc. (a)	242
4	Humana, Inc. (a)	266
4	Laboratory Corp. of America Holdings (a)	231
5	Manor Care, Inc.	251
11	McKesson Corp.	575
4	Quest Diagnostics, Inc.	232
6	Sierra Health Services, Inc. (a)	219
11	UnitedHealth Group, Inc.	561
5	WellCare Health Plans, Inc. (a)	255
8	WellPoint, Inc. (a)	599

		4,126

	Health Care Technology — 0.4%
19	Emdeon Corp. (a)	222

	Hotels, Restaurants & Leisure — 1.8%
5	Brinker International, Inc.	192
5	Darden Restaurants, Inc.	204
17	McDonald’s Corp.	661

		1,057

	Household Durables — 1.4%
4	Jarden Corp. (a)	135
5	Leggett & Platt, Inc.	113
6	Newell Rubbermaid, Inc.	174
4	Snap-On, Inc.	160
3	Stanley Works (The)	142
2	Whirlpool Corp.	147

		871

JPMorgan Intrepid Long/Short Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Household Products — 1.2%
3	Colgate-Palmolive Co.	199
7	Energizer Holdings, Inc. (a)	538

		737

	Independent Power Producers & Energy Traders — 1.2%
8	AES Corp. (The) (a)	165
9	TXU Corp.	571

		736

	Insurance — 5.6%
7	ACE Ltd. (Bermuda)	376
6	American Financial Group, Inc.	261
5	Assurant, Inc.	256
7	Chubb Corp.	364
4	Hartford Financial Services Group, Inc.	364
4	Lincoln National Corp.	255
10	Loews Corp.	375
7	Metlife, Inc.	380
5	Nationwide Financial Services, Inc.	250
4	Safeco Corp.	253
7	W.R. Berkley Corp.	239

		3,373

	IT Services — 3.6%
15	Acxiom Corp.	365
15	Ceridian Corp. (a)	344
7	Computer Sciences Corp. (a)	362
19	Convergys Corp. (a)	393
11	MoneyGram International, Inc.	320
17	Sabre Holdings Corp., Class A	388

		2,172

	Leisure Equipment & Products — 0.2%
7	Mattel, Inc.	130

	Life Sciences Tools & Services — 1.1%
7	Applera Corp.- Applied Biosystems Group	215
6	Fisher Scientific International, Inc. (a)	462

		677

	Machinery — 4.4%
8	Caterpillar, Inc.	528
9	Crane Co.	378
3	Cummins, Inc.	364
5	Lincoln Electric Holdings, Inc.	294
8	Manitowoc Co., Inc. (The)	350
5	Parker-Hannifin Corp.	375
8	Terex Corp. (a)	375

		2,664

	Media — 5.4%
31	DIRECTV Group, Inc. (The) (a)	612
3	Gannett Co., Inc.	187
12	McGraw-Hill Cos., Inc. (The)	669
15	News Corp., Class A	299
5	Omnicom Group, Inc.	459
20	Walt Disney Co.	618
15	Warner Music Group Corp.	387

		3,231

	Metals & Mining — 3.9%
12	Alcoa, Inc.	345
3	Allegheny Technologies, Inc.	157
2	Carpenter Technology Corp.	188
3	Cleveland-Cliffs, Inc.	116
6	Commercial Metals Co.	116
3	Freeport-McMoRan Copper & Gold, Inc., Class B	144
8	Nucor Corp.	411
4	Phelps Dodge Corp.	360
4	Reliance Steel & Aluminum Co.	119
2	Southern Copper Corp.	162
3	Steel Dynamics, Inc.	126
2	United States Steel Corp.	132

		2,376

	Multi-Utilities — 1.8%
5	Duke Energy Corp.	157
10	MDU Resources Group, Inc.	223
7	OGE Energy Corp.	242
5	Sempra Energy	254
5	WPS Resources Corp.	233

		1,109

	Multiline Retail — 4.3%
13	Big Lots, Inc. (a)	259
9	Dollar Tree Stores, Inc. (a)	285
11	Federated Department Stores, Inc.	492

JPMorgan Intrepid Long/Short Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

7	J.C. Penney Co., Inc.	496
9	Kohl’s Corp. (a)	552
-(h)	Nordstrom, Inc.	3
3	Sears Holdings Corp. (a)	522

		2,609

	Office Electronics — 0.6%
24	Xerox Corp. (a)	380

	Oil, Gas & Consumable Fuels — 10.4%
12	Chevron Corp.	746
12	ConocoPhillips	725
11	Exxon Mobil Corp.	740
14	Frontier Oil Corp.	365
10	Marathon Oil Corp.	746
8	Noble Energy, Inc.	365
16	Occidental Petroleum Corp.	770
6	Overseas Shipholding Group, Inc.	358
6	Sunoco, Inc.	354
6	Tesoro Corp.	359
14	Valero Energy Corp.	726

		6,254

	Personal Products — 0.8%
17	NBTY, Inc. (a)	495

	Pharmaceuticals — 5.7%
13	Endo Pharmaceuticals Holdings, Inc. (a)	425
28	King Pharmaceuticals, Inc. (a)	485
16	Merck & Co., Inc.	657
24	Mylan Laboratories, Inc.	489
25	Pfizer, Inc.	714
13	Wyeth	671

		3,441

	Real Estate Investment Trusts (REITs) — 1.9%
5	CapitalSource, Inc.	134
3	Hospitality Properties Trust	155
7	Host Hotels & Resorts, Inc.	158
4	iStar Financial, Inc.	150
3	Mack-Cali Realty Corp.	156
3	New Century Financial Corp.	126
4	New Plan Excel Realty Trust	116
4	Ventas, Inc.	158

		1,153

	Real Estate Management & Development — 0.5%
6	CB Richard Ellis Services, Inc., Class A (a)	140
2	Jones Lang LaSalle, Inc.	145

		285

	Road & Rail — 1.5%
9	Burlington Northern Santa Fe Corp.	624
6	Norfolk Southern Corp.	269

		893

	Semiconductors & Semiconductor Equipment — 3.6%
56	Atmel Corp. (a)	337
9	Freescale Semiconductor, Inc., Class B (a)	359
7	Lam Research Corp. (a)	305
7	MEMC Electronic Materials, Inc. (a)	253
9	Novellus Systems, Inc. (a)	241
14	NVIDIA Corp. (a)	417
41	ON Semiconductor Corp. (a)	240

		2,152

	Software — 4.8%
29	BEA Systems, Inc. (a)	447
15	BMC Software, Inc. (a)	411
23	Cadence Design Systems, Inc. (a)	382
10	Fair Isaac Corp.	356
53	Oracle Corp. (a)	942
16	Sybase, Inc. (a)	381

		2,919

	Specialty Retail — 3.8%
7	American Eagle Outfitters, Inc.	294
7	AnnTaylor Stores Corp. (a)	272
5	Guess?, Inc. (a)	238
12	Limited Brands, Inc.	307
8	Office Depot, Inc. (a)	310
9	Rent-A-Center, Inc. (a)	261
6	Sherwin-Williams Co. (The)	344
9	TJX Cos., Inc.	238

		2,264

	Textiles, Apparel & Luxury Goods — 0.9%
4	Jones Apparel Group, Inc.	143
2	Nike, Inc., Class B	201

JPMorgan Intrepid Long/Short Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

2	V.F. Corp.	175

		519

	Thrifts & Mortgage Finance — 3.5%
9	Countrywide Financial Corp.	301
9	IndyMac Bancorp, Inc.	350
10	PMI Group, Inc. (The)	421
7	Radian Group, Inc.	435
14	Washington Mutual, Inc.	613

		2,120

	Tobacco — 3.3%
6	Altria Group, Inc.	444
8	Loews Corp. - Carolina Group	465
10	Reynolds American, Inc.	604
9	UST, Inc.	477

		1,990

	Trading Companies & Distributors — 0.6%
6	WESCO International, Inc. (a)	354

	Total Common Stocks (Cost $80,214)	83,519

	Short-Term Investment — 0.9%
	Investment Company — 0.9%
560	JPMorgan Prime Money Market Fund (b) (m) (Cost $560)	560

	Total Investments — 139.3% (Cost $80,774)	$84,079
	Liabilities in Excess of Other Assets — (39.3)%	(23,729)

	NET ASSETS — 100.0%	$60,350

	Short Positions — 39.3%
	Common Stocks — 39.3%
	Aerospace & Defense — 0.2%
6	Hexcel Corp. (a)	89

	Air Freight & Logistics — 0.3%
3	United Parcel Service, Inc., Class B	180

	Auto Components — 0.3%
13	Gentex Corp.	186

	Automobiles — 0.3%
22	Ford Motor Co.	180

	Biotechnology — 0.3%
8	PDL BioPharma, Inc. (a)	152

	Capital Markets — 1.6%
22	Charles Schwab Corp. (The)	388
7	Eaton Vance Corp.	203
10	Janus Capital Group, Inc.	193
2	Legg Mason, Inc.	202

		986

	Chemicals — 1.2%
3	Ashland, Inc.	178
5	Cabot Corp.	198
20	Chempura Corp.	174
11	Mosiac Co. (The) (a)	186

		736

	Commercial Banks — 0.9%
5	Commerce Bancorp, Inc.	191
7	South Financial Group, Inc. (The)	169
5	Texas Regional Bancshares, Inc.	177

		537

	Commercial Services & Supplies — 0.3%
5	ChoicePoint, Inc. (a)	172

	Communications Equipment — 1.2%
10	Comverse Technology, Inc. (a)	211
9	Corning, Inc. (a)	210
80	JDS Uniphase Corp. (a)	176
9	Juniper Networks, Inc. (a)	155

		752

	Computers & Peripherals — 1.3%
12	Dell, Inc.(a)	270
5	Diebold, Inc.	201
25	EMC Corp. (a)	301

		772

	Construction & Engineering — 0.5%
2	Fluor Corp.	154
7	Shaw Group, Inc. (The) (a)	168

		322

	Containers & Packaging — 0.8%
9	Crown Holdings, Inc. (a)	164
8	Owens-Illinois, Inc. (a)	125

JPMorgan Intrepid Long/Short Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

16	Smurfit-Stone Container Corp. (a)	176

		465

	Diversified Financial Services — 1.0%
2	CBOT Holdings, Inc., Class A (a)	181
6	Nasdaq Stock Market, Inc. (The) (a)	182
3	NYSE Group, Inc. (a)	209

		572

	Diversified Telecommunication Services — 0.6%
7	NeuStar, Inc., Class A (a)	180
10	Time Warner Telecom, Inc., Class A (a)	190

		370

	Electric Utilities — 0.3%
15	Reliant Energy, Inc. (a)	180

	Electrical Equipment — 0.4%
10	American Power Conversion Corp.	218

	Electronic Equipment & Instruments — 0.3%
59	Solectron Corp. (a)	192

	Energy Equipment & Services — 0.6%
8	Helmerich & Payne, Inc.	175
6	Rowan Cos., Inc.	174

		349

	Food & Staples Retailing — 0.3%
35	Rite Aid Corp. (a)	157

	Food Products — 1.2%
4	Hershey Co. (The)	190
12	Sara Lee Corp.	191
12	Tyson Foods, Inc., Class A	189
4	Wm. Wrigley Jr., Co.	184

		754

	Health Care Equipment & Supplies — 1.9%
9	Boston Scientific Corp. (a)	126
4	Cooper Cos., Inc. (The)	210
3	Gen-Probe, Inc. (a)	150
7	Medtronic, Inc.	334
5	Respironics, Inc. (a)	182
5	St. Jude Medical, Inc. (a)	169

		1,171

	Health Care Providers & Services — 1.0%
4	Brookdale Senior Living, Inc.	172
5	Patterson Cos., Inc. (a)	176
28	Tenet Healthcare Corp. (a)	227

		575

	Hotels, Restaurants & Leisure — 0.5%
4	Cheesecake Factory, Inc. (The) (a)	107
3	Station Casinos, Inc.	172

		279

	Household Durables — 1.3%
3	Centex Corp.	142
8	D.R. Horton, Inc.	194
3	KB Home	131
6	Pulte Homes, Inc.	191
5	Standard-Pacific Corp.	113

		771

	Independent Power Producers & Energy Traders — 0.3%
6	Mirant Corp. (a)	175

	Insurance — 1.1%
6	Conseco, Inc. (a)	116
7	Gallagher (Arthur J.) & Co.	190
7	Marsh & McLennan Cos., Inc.	186
3	XL Capital Ltd., Class A (Bermuda)	192

		684

	Internet & Catalog Retail — 0.6%
5	Amazon.com, Inc. (a)	167
9	Liberty Media Holding Corp.-Interactive, Class A (a)	183

		350

	Internet Software & Services — 0.9%
23	CNET Networks, Inc. (a)	218
14	Yahoo!, Inc. (a)	344

		562

	IT Services — 0.6%
4	Iron Mountain, Inc. (a)	172
34	Unisys Corp. (a)	194

		366

	Leisure Equipment & Products — 0.2%
6	Eastman Kodak Co.	132

	Life Sciences Tools & Services — 0.3%
4	Charles River Laboratories International, Inc. (a)	161

JPMorgan Intrepid Long/Short Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Machinery — 0.3%
7	Pall Corp.	204

	Marine — 0.2%
3	Alexander & Baldwin, Inc.	135

	Media — 1.9%
8	Cablevision Systems Corp, Class A	179
13	Discovery Holding Co., Class A (a)	182
21	Interpublic Group of Cos., Inc. (a)	210
7	Liberty Global, Inc., Class A (a)	191
48	Sirius Satellite Radio, Inc. (a)	188
15	XM Satellite Radio Holdings, Inc., Class A (a)	187

		1,137

	Multi-Utilities — 0.6%
13	CMS Energy Corp. (a)	185
8	NiSource, Inc.	180

		365

	Multiline Retail — 1.2%
12	Dollar General Corp.	169
11	Saks, Inc.	192
7	Target Corp.	393

		754

	Office Electronics — 0.3%
6	Zebra Technologies Corp., Class A (a)	203

	Oil, Gas & Consumable Fuels — 2.7%
5	Cheniere Energy, Inc. (a)	146
6	Chesapeake Energy Corp.	174
5	Cimarex Energy Co.	165
7	CNX Gas Corp. (a)	153
1	Kinder Morgan, Inc.	147
5	Newfield Exploration Co. (a)	181
4	Pioneer Natural Resources Co.	157
6	Quicksilver Resources, Inc. (a)	177
6	Southwestern Energy Co. (a)	182
7	Williams Cos., Inc.	165

		1,647

	Paper & Forest Products — 0.9%
7	MeadWestvaco Corp.	173
6	Weyerhaeuser Co.	357

		530

	Pharmaceuticals — 0.3%
3	Sepracor, Inc. (a)	142

	Real Estate Investment Trusts (REITs) — 0.3%
4	Global Signal, Inc.	192

	Road & Rail — 0.3%
7	Kansas City Southern Industries, Inc. (a)	194

	Semiconductors & Semiconductor Equipment — 1.2%
-(h)	Cypress Semiconductor Corp. (a)	1
15	Intel Corp.	311
4	International Rectifier Corp. (a)	130
5	Linear Technology Corp.	146
6	Xilinx, Inc.	136

		724

	Software — 1.3%
14	Activision, Inc. (a)	217
7	Electronic Arts, Inc. (a)	382
28	Novell, Inc. (a)	173

		772

	Specialty Retail — 2.5%
9	Chico’s FAS, Inc. (a)	190
6	Lowe’s Cos., Inc.	171
6	O’Reilly Automotive, Inc. (a)	199
7	Petsmart, Inc.	203
11	RadioShack Corp.	207
5	Tiffany & Co.	179
4	Tractor Supply Co. (a)	188
11	Urban Outfitters, Inc. (a)	196

		1,533

	Thrifts & Mortgage Finance — 1.2%
5	Capitol Federal Financial	177
14	Hudson City Bancorp, Inc.	180
11	New York Community Bancorp, Inc.	173
5	People’s Bank	206

		736

	Trading Companies & Distributors — 0.3%
5	Fastenal Co.	198

	Water Utilities — 0.3%
8	Aqua America, Inc.	173

	Wireless Telecommunication Services — 0.9%
5	Crown Castle International Corp. (a)	184

JPMorgan Intrepid Long/Short Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

7	SBA Communications Corp., Class A (a)	175
3	U.S. Cellular Corp. (a)	173

		532

	Total Short Positions — 39.3% (Proceeds $23,931)	$23,718

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand.
(j)	Securities are pledged with a broker as collateral for short sales.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	5,269
Aggregate gross unrealized depreciation	(1,964)

Net unrealized appreciation/depreciation	$3,305

Federal income tax cost of investments	$80,774

JPMorgan Intrepid Multi-Cap Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.8%
	Common Stocks — 98.8%
	Aerospace & Defense — 5.6%
3	Armor Holdings, Inc. (a)	178
4	General Dynamics Corp.	258
3	Lockheed Martin Corp.	258
4	Northrop Grumman Corp.	259
5	Raytheon Co.	259

		1,212

	Airlines — 1.1%
4	Continental Airlines, Inc., Class B (a)	124
5	UAL Corp. (a)	120

		244

	Auto Components — 0.2%
1	Autoliv, Inc. (Sweden)	39

	Automobiles — 0.2%
1	Thor Industries, Inc.	37

	Biotechnology — 1.6%
3	Cephalon, Inc. (a)	179
6	ImClone Systems, Inc. (a)	164

		343

	Capital Markets — 4.9%
2	Bear Stearns Cos., Inc. (The)	252
8	E*Trade Financial Corp. (a)	191
2	Goldman Sachs Group, Inc.	254
3	Morgan Stanley	197
6	Raymond James Financial, Inc.	168

		1,062

	Chemicals — 0.3%
4	Celanese Corp., Class A	68

	Commercial Banks — 3.2%
5	Keycorp	168
4	PNC Financial Services Group, Inc.	254
8	U.S. Bancorp	262

		684

	Commercial Services & Supplies — 0.8%
1	Manpower, Inc.	43
3	Waste Management, Inc.	95
1	Watson Wyatt Worldwide, Inc., Class A	45

		183

	Communications Equipment — 2.3%
11	Cisco Systems, Inc. (a)	248
1	InterDigital Communications Corp. (a)	48
8	Motorola, Inc.	198

		494

	Computers & Peripherals — 3.9%
8	Brocade Communications Systems, Inc. (a)	53
10	Hewlett-Packard Co.	360
4	International Business Machines Corp.	344
2	Lexmark International, Inc., Class A (a)	92

		849

	Consumer Finance — 2.1%
3	Capital One Financial Corp.	228
3	First Marblehead Corp. (The)	229

		457

	Diversified Consumer Services — 0.4%
1	Jackson Hewitt Tax Service, Inc.	39

JPMorgan Intrepid Multi-Cap Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

2	Sotheby’s Holdings, Inc.	55

		94

	Diversified Financial Services — 2.5%
5	Bank of America Corp.	273
5	Citigroup, Inc.	259

		532

	Diversified Telecommunication Services — 3.4%
6	AT&T, Inc.	192
5	BellSouth Corp.	197
4	CenturyTel, Inc.	171
2	Embarq Corp.	82
3	Verizon Communications, Inc.	100

		742

	Electric Utilities — 1.2%
2	American Electric Power Co., Inc.	87
3	FirstEnergy Corp.	168

		255

	Energy Equipment & Services — 1.4%
2	Diamond Offshore Drilling, Inc.	130
3	Maverick Tube Corp. (a)	169

		299

	Food & Staples Retailing — 1.8%
9	Kroger Co. (The)	213
6	Safeway, Inc.	173

		386

	Food Products — 0.8%
4	Archer Daniels Midland Co.	167

	Gas Utilities — 1.2%
2	Energen Corp.	92
2	National Fuel Gas Co.	87
2	Oneok, Inc.	83

		262

	Health Care Providers & Services — 4.3%
3	AmerisourceBergen Corp.	135
2	Coventry Health Care, Inc. (a)	124
2	Humana, Inc. (a)	145
1	Magellan Health Services, Inc. (a)	43
3	McKesson Corp.	137
3	Sierra Health Services, Inc. (a)	110
2	WellCare Health Plans, Inc. (a)	136
1	WellPoint, Inc. (a)	108

		938

	Health Care Technology — 0.6%
11	Emdeon Corp. (a)	126

	Hotels, Restaurants & Leisure — 1.4%
2	Darden Restaurants, Inc.	102
5	McDonald’s Corp.	192

		294

	Household Durables — 1.2%
1	Ethan Allen Interiors, Inc.	42
3	Newell Rubbermaid, Inc.	82
1	Stanley Works (The)	45
1	Whirlpool Corp.	92

		261

	Household Products — 1.2%
1	Colgate-Palmolive Co.	68
3	Energizer Holdings, Inc. (a)	202

		270

	Independent Power Producers & Energy Traders — 0.8%
3	TXU Corp.	169

	Insurance — 4.4%
1	ACE Ltd. (Bermuda)	49

JPMorgan Intrepid Multi-Cap Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

3	American Financial Group, Inc.	127
3	Assurant, Inc.	144
2	Chubb Corp.	125
1	Hartford Financial Services Group, Inc.	121
4	Loews Corp.	133
3	Metlife, Inc.	142
3	W.R. Berkley Corp.	106

		947

	Internet Software & Services — 0.2%
4	RealNetworks, Inc. (a)	46

	IT Services — 1.3%
3	Ceridian Corp. (a)	63
4	Computer Sciences Corp. (a)	172
2	CSG Systems International, Inc. (a)	42

		277

	Life Sciences Tools & Services — 0.8%
2	Fisher Scientific International, Inc. (a)	164

	Machinery — 2.7%
4	Crane Co.	167
2	Cummins, Inc.	179
1	Eaton Corp.	83
4	Terex Corp. (a)	167

		596

	Media — 3.2%
9	DIRECTV Group, Inc. (The) (a)	169
3	McGraw-Hill Cos., Inc. (The)	174
2	Omnicom Group, Inc.	178
6	Walt Disney Co.	176

		697

	Metals & Mining — 3.1%
1	Freeport-McMoRan Copper & Gold, Inc., Class B	75
3	Nucor Corp.	158
2	Phelps Dodge Corp.	169
1	Southern Copper Corp.	102
2	Steel Dynamics, Inc.	86
2	United States Steel Corp.	86

		676

	Multi-Utilities — 0.4%
3	MDU Resources Group, Inc.	77

	Multiline Retail — 0.8%
3	J.C. Penney Co., Inc.	171

	Oil, Gas & Consumable Fuels — 7.0%
3	Chevron Corp.	221
4	ConocoPhillips	214
3	Exxon Mobil Corp.	215
3	Marathon Oil Corp.	215
5	Occidental Petroleum Corp.	221
1	Overseas Shipholding Group, Inc.	62
3	Tesoro Corp.	168
4	Valero Energy Corp.	211

		1,527

	Personal Products — 0.8%
6	NBTY, Inc. (a)	181

	Pharmaceuticals — 5.3%
10	King Pharmaceuticals, Inc. (a)	172
6	Merck & Co., Inc.	268
8	Mylan Laboratories, Inc.	165
10	Pfizer, Inc.	281
5	Wyeth	259

		1,145

	Real Estate Investment Trusts (REITs) — 2.0%
4	CapitalSource, Inc.	95

JPMorgan Intrepid Multi-Cap Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

1	Hospitality Properties Trust	47
4	Host Hotels & Resorts, Inc.	85
2	iStar Financial, Inc.	88
2	New Century Financial Corp.	79
1	Ventas, Inc.	50

		444

	Real Estate Management & Development — 0.7%
4	CB Richard Ellis Group, Inc., Class A (a)	98
1	Jones Lang LaSalle, Inc.	60

		158

	Road & Rail — 0.8%
2	Burlington Northern Santa Fe Corp.	176

	Semiconductors & Semiconductor Equipment — 2.7%
21	Atmel Corp. (a)	125
2	Freescale Semiconductor, Inc., Class B (a)	87
3	Lam Research Corp. (a)	136
4	MEMC Electronic Materials, Inc. (a)	135
2	MKS Instruments, Inc. (a)	41
10	ON Semiconductor Corp. (a)	58

		582

	Software — 4.3%
7	BEA Systems, Inc. (a)	102
7	BMC Software, Inc. (a)	177
10	Cadence Design Systems, Inc. (a)	173
-(h)	MicroStrategy, Inc. (a)	41
18	Oracle Corp. (a)	319
5	Sybase, Inc. (a)	131

		943

	Specialty Retail — 3.1%
3	American Eagle Outfitters, Inc.	131
3	AnnTaylor Stores Corp. (a)	126
2	Dress Barn, Inc. (a)	44
1	Group 1 Automotive, Inc.	45
4	Office Depot, Inc. (a)	139
2	Payless Shoesource, Inc. (a)	47
3	Sherwin-Williams Co. (The)	145

		677

	Thrifts & Mortgage Finance — 3.3%
2	IndyMac Bancorp, Inc.	82
3	MGIC Investment Corp.	150
2	PMI Group, Inc. (The)	83
3	Radian Group, Inc.	162
5	Washington Mutual, Inc.	235

		712

	Tobacco — 3.5%
3	Altria Group, Inc.	207
3	Loews Corp. - Carolina Group	166
3	Reynolds American, Inc.	211
3	UST, Inc.	175

		759

	Total Common Stocks
	(Cost $19,037)	21,422

	Short-Term Investment — 1.1%
	Investment Company — 1.1%
236	JPMorgan Prime Money Market Fund (b) (m) (Cost $236)	236

	Total Investments — 99.9% (Cost $19,273)	21,658
	Other Assets in Excess of Liabilities — 0.1%	28

	NET ASSETS — 100.0%	$21,686

JPMorgan Intrepid Multi-Cap Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(h)	Amount rounds to less than one thousand.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,734
Aggregate gross unrealized depreciation	(349)

Net unrealized appreciation/depreciation	$2,385

Federal income tax cost of investments	$19,273

JPMorgan Intrepid Value Fund

 Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 95.0%
	Common Stocks — 95.0%
	Aerospace & Defense — 2.4%
18	Lockheed Martin Corp.	1,512
36	Raytheon Co.	1,714

		3,226

	Airlines — 0.5%
13	Continental Airlines, Inc., Class B (a)	368
13	UAL Corp. (a)	351

		719

	Auto Components — 0.3%
7	Autoliv, Inc. (Sweden)	364

	Automobiles — 0.4%
8	Harley-Davidson, Inc.	471

	Capital Markets — 6.7%
13	Bear Stearns Cos., Inc. (The)	1,793
11	E*Trade Financial Corp. (a)	271
11	Goldman Sachs Group, Inc.	1,810
29	Lehman Brothers Holdings, Inc.	2,135
38	Morgan Stanley	2,800

		8,809

	Commercial Banks — 6.9%
9	Bancorpsouth, Inc.	247
7	Comerica, Inc.	370
9	Keycorp	344
26	PNC Financial Services Group, Inc.	1,893
45	Regions Financial Corp.	1,670
65	U.S. Bancorp	2,143
44	Wachovia Corp.	2,478

		9,145

	Commercial Services & Supplies — 0.6%
20	Waste Management, Inc.	737

	Computers & Peripherals — 2.1%
63	Hewlett-Packard Co.	2,301
5	International Business Machines Corp.	434

		2,735

	Containers & Packaging — 0.3%
9	Temple-Inland, Inc.	361

	Diversified Financial Services — 7.2%
111	Bank of America Corp.	5,937
6	CIT Group, Inc.	301
67	Citigroup, Inc.	3,318

		9,556

	Diversified Telecommunication Services — 5.6%
87	AT&T, Inc.	2,844
31	BellSouth Corp.	1,328
9	CenturyTel, Inc.	373
26	Citizens Communications Co.	362
8	Embarq Corp.	376
56	Verizon Communications, Inc.	2,068

		7,351

	Electric Utilities — 1.9%
10	American Electric Power Co., Inc.	371
33	FirstEnergy Corp.	1,846
9	PPL Corp.	309

		2,526

	Energy Equipment & Services — 0.2%
6	Tidewater, Inc.	243

	Food & Staples Retailing — 0.5%
26	Kroger Co. (The)	604

	Food Products — 0.8%
30	Archer Daniels Midland Co.	1,117

JPMorgan Intrepid Value Fund

 Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Gas Utilities — 0.6%
9	Energen Corp.	377
10	Oneok, Inc.	378

		755

	Health Care Providers & Services — 1.6%
6	Coventry Health Care, Inc. (a)	289
6	Humana, Inc. (a)	364
6	WellCare Health Plans, Inc. (a)	362
14	WellPoint, Inc. (a)	1,063

		2,078

	Hotels, Restaurants & Leisure — 0.8%
26	McDonald’s Corp.	1,023

	Household Durables — 0.8%
13	Newell Rubbermaid, Inc.	362
8	Stanley Works (The)	379
4	Whirlpool Corp.	362

		1,103

	Household Products — 2.2%
14	Colgate-Palmolive Co.	851
5	Energizer Holdings, Inc. (a)	381
27	Kimberly-Clark Corp.	1,739

		2,971

	Independent Power Producers & Energy Traders — 1.1%
24	TXU Corp.	1,516

	Industrial Conglomerates — 0.3%
4	Carlisle Cos., Inc.	345

	Insurance — 7.6%
5	AMBAC Financial Group, Inc.	372
7	American Financial Group, Inc.	333
6	Assurant, Inc.	333
36	Chubb Corp.	1,891
15	Hartford Financial Services Group, Inc.	1,275
48	Loews Corp.	1,808
19	Metlife, Inc.	1,081
8	Nationwide Financial Services, Inc.	375
6	Safeco Corp.	377
38	St. Paul Travelers Cos., Inc. (The)	1,759
11	W.R. Berkley Corp.	372

		9,976

	IT Services — 0.7%
8	Computer Sciences Corp. (a)	383
10	Convergys Corp. (a)	209
16	Sabre Holdings Corp., Class A	369

		961

	Machinery — 2.7%
22	Caterpillar, Inc.	1,415
9	Crane Co.	368
3	Cummins, Inc.	369
5	Eaton Corp.	372
5	Parker-Hannifin Corp.	381
8	Terex Corp. (a)	375
10	Timken Co.	286

		3,566

	Media — 3.5%
14	McGraw-Hill Cos., Inc. (The)	824
16	Omnicom Group, Inc.	1,507
75	Walt Disney Co.	2,315

		4,646

	Metals & Mining — 3.3%
7	Freeport-McMoRan Copper & Gold, Inc., Class B	373
15	Nucor Corp.	760
22	Phelps Dodge Corp.	1,829
10	Reliance Steel & Aluminum Co.	328
4	Southern Copper Corp.	377
8	Steel Dynamics, Inc.	378
7	United States Steel Corp.	375

		4,420

JPMorgan Intrepid Value Fund

 Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Multi-Utilities — 2.0%
25	CenterPoint Energy, Inc.	364
30	Duke Energy Corp	904
17	MDU Resources Group, Inc.	369
9	OGE Energy Corp.	318
8	Sempra Energy	379
8	WPS Resources Corp.	377

		2,711

	Multiline Retail — 0.8%
5	J.C. Penney Co., Inc.	372
4	Sears Holdings Corp. (a)	680

		1,052

	Office Electronics — 0.3%
22	Xerox Corp. (a)	341

	Oil, Gas & Consumable Fuels — 12.7%
58	Chevron Corp.	3,749
81	Exxon Mobil Corp.	5,428
14	Frontier Oil Corp.	380
27	Marathon Oil Corp.	2,088
45	Occidental Petroleum Corp.	2,170
6	Overseas Shipholding Group, Inc.	371
7	Tesoro Corp.	388
42	Valero Energy Corp.	2,149

		16,723

	Personal Products — 0.2%
11	NBTY, Inc. (a)	334

	Pharmaceuticals — 5.6%
23	King Pharmaceuticals, Inc. (a)	389
64	Merck & Co., Inc.	2,699
19	Mylan Laboratories, Inc.	376
137	Pfizer, Inc.	3,874

		7,338

	Real Estate Investment Trusts (REITs) — 2.4%
3	Boston Properties, Inc.	341
15	CapitalSource, Inc.	395
10	Health Care Property Investors, Inc.	314
8	Hospitality Properties Trust	373
16	Host Hotels & Resorts, Inc.	355
9	iStar Financial, Inc.	371
9	New Century Financial Corp.	342
14	New Plan Excel Realty Trust	373
9	Ventas, Inc.	351

		3,215

	Real Estate Management & Development — 0.6%
15	CB Richard Ellis Services, Inc., Class A (a)	369
4	Jones Lang LaSalle, Inc.	368

		737

	Road & Rail — 0.3%
9	Norfolk Southern Corp.	410

	Semiconductors & Semiconductor Equipment — 0.5%
9	Lam Research Corp. (a)	385
57	ON Semiconductor Corp. (a)	334

		719

	Specialty Retail — 0.6%
8	American Eagle Outfitters, Inc.	364
7	Sherwin-Williams Co. (The)	379

		743

	Textiles, Apparel & Luxury Goods — 0.5%
11	Jones Apparel Group, Inc.	370
9	Phillips-Van Heusen	355

		725

	Thrifts & Mortgage Finance — 3.7%
48	Countrywide Financial Corp.	1,685
9	IndyMac Bancorp, Inc.	371
6	MGIC Investment Corp.	348
9	PMI Group, Inc. (The)	372
6	Radian Group, Inc.	363

JPMorgan Intrepid Value Fund

 Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

39	Washington Mutual, Inc.	1,688

		4,827

	Tobacco — 2.9%
21	Altria Group, Inc.	1,642
7	Loews Corp. - Carolina Group	386
28	Reynolds American, Inc.	1,748

		3,776

	Trading Companies & Distributors — 0.3%
6	WESCO International, Inc. (a)	366

	Total Common Stocks
	(Cost $115,498)	125,341

	Short-Term Investment — 5.2%
	Investment Company — 5.2%
6,823	JPMorgan Prime Money Market Fund (b) (m) (Cost $6,823)	6,823

	Total Investments — 100.2% (Cost $122,321)	132,164
	Liabilities in Excess of Other Assets — (0.2)%	(226)

	NET ASSETS — 100.0%	$131,938

Percentages indicated are based on net assets.

Abbreviations:
(a) Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management Inc.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,354
Aggregate gross unrealized depreciation	(511)

Net unrealized appreciation/depreciation	$9,843

Federal income tax cost of investments	$122,321

JPMorgan Micro Cap Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.2%
	Common Stocks — 98.2%
	Air Freight & Logistics — 1.2%
2	Forward Air Corp.	63

	Biotechnology — 1.6%
6	Dusa Pharmaceuticals, Inc. (a)	24
2	Myriad Genetics, Inc. (a)	61

		85

	Capital Markets — 0.7%
2	Cowen Group, Inc. (a)	36

	Commercial Banks — 5.2%
1	Alabama National Bancorp	69
2	Preferred Bank	135
3	Security Bank Corp.	65

		269

	Commercial Services & Supplies — 7.6%
8	Cornell Cos., Inc. (a)	146
1	CoStar Group, Inc. (a)	40
5	FirstService Corp. (Canada) (a)	127
8	On Assignment, Inc. (a)	82

		395

	Communications Equipment — 0.9%
6	Symmetricom, Inc. (a)	45

	Diversified Consumer Services — 2.4%
4	Collectors Universe	52
7	INVESTools, Inc. (a)	73

		125

	Electronic Equipment & Instruments — 5.5%
3	Lo Jack Corp. (a)	67
7	Napco Security Systems, Inc. (a)	39
23	Pemstar, Inc. (a)	83
3	ScanSource, Inc. (a)	94

		283

	Energy Equipment & Services — 2.3%
2	Bronco Drilling Co., Inc. (a)	38
2	Lufkin Industries, Inc.	83

		121

	Health Care Equipment & Supplies — 3.8%
9	HemoSense, Inc. (a)	21
3	Neurometrix, Inc. (a)	48
3	NMT Medical, Inc. (a)	44
3	Northstar Neuroscience, Inc. (a)	34
12	Synergetics USA, Inc. (a)	52

		199

	Health Care Providers & Services — 5.4%
4	American Dental Partners, Inc. (a)	61
14	Five Star Quality Care, Inc. (a)	155
1	Healthways, Inc. (a)	62

		278

	Hotels, Restaurants & Leisure — 12.1%
2	Ambassadors Group, Inc.	66
3	Benihana, Inc., Class A (a)	89
2	Gaylord Entertainment Co. (a)	108
5	Great Wolf Resorts, Inc. (a)	60
5	Monarch Casino & Resort, Inc. (a)	100
3	Orient-Express Hotels Ltd., Class H (Bermuda)	112
24	Youbet.com, Inc. (a)	89

		624

	Household Durables — 2.0%
8	Interface, Inc., Class A (a)	101

	Insurance — 7.8%
1	American Physicians Capital, Inc. (a)	56
3	Darwin Professional Underwriters, Inc. (a)	59
3	James River Group, Inc (a)	100
2	ProAssurance Corp. (a)	88
2	RLI Corp.	99

		402

	Internet Software & Services — 8.9%
4	Bankrate, Inc. (a)	104
1	Equinix, Inc. (a)	74
5	Knot, Inc. (The) (a)	119
5	Liquidity Services, Inc. (a)	73
7	PlanetOut, Inc. (a)	33
4	Vocus, Inc. (a)	58

		461

	IT Services — 1.4%
12	SM&A Corp. (a)	74

JPMorgan Micro Cap Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Leisure Equipment & Products — 2.1%
3	Pool Corp.	106

	Life Sciences Tools & Services — 1.8%
1	Illumina, Inc. (a)	38
12	Third Wave Technologies, Inc. (a)	53

		91

	Machinery — 2.1%
1	Basin Water, Inc. (a)	6
4	RBC Bearings, Inc. (a)	105

		111

	Oil, Gas & Consumable Fuels — 3.0%
2	GMX Resources, Inc. (a)	55
2	Whiting Petroleum Corp. (a)	98

		153

	Pharmaceuticals — 2.2%
4	AVANIR Pharmaceuticals, Class A (a)	27
2	Nastech Pharmaceutical Co., Inc. (a)	37
4	Somaxon Pharmaceuticals, Inc. (a)	48

		112

	Road & Rail — 2.5%
6	Knight Transportation, Inc.	93
2	Marten Transport Ltd. (a)	36

		129

	Semiconductors & Semiconductor Equipment — 2.7%
13	PDF Solutions, Inc. (a)	139

	Software — 7.0%
7	Concur Technologies, Inc. (a)	101
2	Dynamics Research Corp. (a)	16
15	Magma Design Automation, Inc. (a)	141
10	Unica Corp. (a)	104

		362

	Specialty Retail — 3.5%
7	Franklin Covey Co. (a)	40
9	Golfsmith International Holdings, Inc. (a)	66
3	Shoe Pavilion, Inc. (a)	25
9	Wet Seal, Inc. (The), Class A (a)	52

		183

	Trading Companies & Distributors — 2.5%
3	Interline Brands, Inc. (a)	86
2	Rush Enterprises, Inc., Class A (a)	41

		127

	Total Common Stocks (Cost $5,057)	5,074

Shares

	Short-Term Investment — 0.7%
	Investment Company — 0.7%
36	JPMorgan Prime Money Market Fund (b) (m) (Cost $36)	36

	Total Investments — 98.9% (Cost $5,093)	5,110
	Other Assets in Excess of Liabilities — 1.1%	57

	NET ASSETS — 100.0%	$5,167

Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security.
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, Swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$517
Aggregate gross unrealized depreciation	(500)

Net unrealized appreciation/depreciation	$17

Federal income tax cost of investments	$5,093

JPMorgan Mid Cap Equity Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 96.9%
	Common Stocks — 96.9%
	Aerospace & Defense — 0.8%
18	Precision Castparts Corp.	1,162
20	Rockwell Collins, Inc.	1,105

		2,267

	Airlines — 0.4%
52	Skywest, Inc.	1,270

	Beverages — 0.9%
9	Brown-Forman Corp., Class B	665
74	Constellation Brands, Inc., Class A (a)	2,121

		2,786

	Biotechnology — 1.1%
14	Amylin Pharmaceuticals, Inc. (a)	635
40	Celgene Corp. (a)	1,723
23	Vertex Pharmaceuticals, Inc. (a)	787

		3,145

	Building Products — 0.5%
33	American Standard Cos., Inc.	1,372

	Capital Markets — 3.6%
13	Affiliated Managers Group, Inc. (a)	1,311
117	E*Trade Financial Corp. (a)	2,794
39	Investment Technology Group, Inc. (a)	1,727
34	Lazard Ltd., Class A (Bermuda)	1,357
18	Northern Trust Corp.	1,046
48	T. Rowe Price Group, Inc.	2,292

		10,527

	Chemicals — 2.8%
31	Albemarle Corp.	1,690
25	Ashland, Inc.	1,563
26	PPG Industries, Inc.	1,771
54	Rockwood Holdings, Inc. (a)	1,073
28	Sigma-Aldrich Corp.	2,088

		8,185

	Commercial Banks — 3.9%
24	Cullen/Frost Bankers, Inc.	1,393
21	M&T Bank Corp.	2,495
65	North Fork Bancorp, Inc.	1,860
25	Synovus Financial Corp.	723
44	TCF Financial Corp.	1,157
34	Wilmington Trust Corp.	1,524
30	Zions Bancorp	2,374

		11,526

	Commercial Services & Supplies — 3.6%
43	Brady Corp., Class A	1,498
13	Corporate Executive Board Co.	1,124
30	Corrections Corp. of America (a)	1,297
33	Republic Services, Inc.	1,311
77	Steelcase, Inc.	1,202
23	Stericycle, Inc. (a)	1,626
51	West Corp. (a)	2,454

		10,512

	Communications Equipment — 0.4%
27	Harris Corp.	1,215

	Computers & Peripherals — 2.4%
85	NCR Corp. (a)	3,370
40	Network Appliance, Inc. (a)	1,464
51	Seagate Technology (Cayman Islands) (a)	1,184
225	Sun Microsystems, Inc. (a)	1,118

		7,136

	Construction Materials — 1.0%
37	Vulcan Materials Co.	2,895

	Containers & Packaging — 0.6%
48	Ball Corp.	1,934

	Distributors — 0.8%
52	Genuine Parts Co.	2,256

	Diversified Consumer Services — 0.8%
17	ITT Educational Services, Inc. (a)	1,147
27	Weight Watchers International, Inc.	1,208

		2,355

	Diversified Financial Services — 0.8%
24	CIT Group, Inc.	1,162
16	NYSE Group, Inc. (a)	1,204

		2,366

	Diversified Telecommunication Services — 1.8%
55	CenturyTel, Inc.	2,198
93	Time Warner Telecom, Inc., Class A (a)	1,762
101	Windstream Corp.	1,336

		5,296

JPMorgan Mid Cap Equity Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Electric Utilities — 1.7%
40	American Electric Power Co., Inc.	1,451
19	FirstEnergy Corp.	1,062
37	PPL Corp.	1,214
58	Westar Energy, Inc.	1,354

		5,081

	Electrical Equipment — 1.9%
34	Ametek, Inc.	1,489
5	Cooper Industries Ltd., Class A	435
47	General Cable Corp. (a)	1,792
41	Roper Industries, Inc.	1,812

		5,528

	Electronic Equipment & Instruments — 2.9%
84	Amphenol Corp., Class A	5,208
12	Arrow Electronics, Inc. (a)	316
34	Ingram Micro, Inc., Class A (a)	652
83	Jabil Circuit, Inc.	2,374

		8,550

	Energy Equipment & Services — 1.2%
29	BJ Services Co.	877
22	ENSCO International, Inc.	960
16	FMC Technologies, Inc. (a)	875
15	National Oilwell Varco, Inc. (a)	872

		3,584

	Food & Staples Retailing — 0.7%
37	Safeway, Inc.	1,132
32	SUPERVALU, Inc.	958

		2,090

	Food Products — 0.9%
40	Dean Foods Co. (a)	1,677
85	Del Monte Foods Co.	887

		2,564

	Gas Utilities — 2.2%
24	AGL Resources, Inc.	869
38	Energen Corp.	1,583
35	Questar Corp.	2,837
50	UGI Corp.	1,220

		6,509

	Health Care Equipment & Supplies — 1.1%
24	Advanced Medical Optics, Inc. (a)	965
18	Hologic, Inc. (a)	771
31	Mentor Corp.	1,572

		3,308

	Health Care Providers & Services — 6.6%
27	Caremark Rx, Inc.	1,550
34	Community Health Systems, Inc. (a)	1,266
90	Coventry Health Care, Inc. (a)	4,633
60	DaVita, Inc. (a)	3,491
23	Henry Schein, Inc. (a)	1,132
31	Lincare Holdings, Inc. (a)	1,064
20	Medco Health Solutions, Inc. (a)	1,193
63	Omnicare, Inc.	2,723
26	Quest Diagnostics, Inc.	1,590
16	Triad Hospitals, Inc. (a)	686

		19,328

	Health Care Technology — 0.7%
19	Cerner Corp. (a)	881
49	Per-Se Technologies, Inc. (a)	1,111

		1,992

	Hotels, Restaurants & Leisure — 3.4%
61	Applebee’s International, Inc.	1,310
33	Four Seasons Hotels, Inc. (Canada)	2,107
67	Hilton Hotels Corp.	1,855
34	International Game Technology	1,403
40	OSI Restaurant Partners, Inc.	1,281
42	Scientific Games Corp. (a)	1,326
13	Wynn Resorts Ltd. (a)	884

		10,166

	Household Durables — 0.7%
29	Fortune Brands, Inc.	2,193

	Household Products — 0.7%
31	Clorox Co.	1,966

	Industrial Conglomerates — 1.1%
21	Carlisle Cos., Inc.	1,800
33	Walter Industries, Inc.	1,421

		3,221

	Insurance — 5.2%
66	Assurant, Inc.	3,514
37	Cincinnati Financial Corp.	1,781
13	Everest Re Group Ltd. (Barbados)	1,287
38	Hanover Insurance Group, Inc. (The)	1,705
24	IPC Holdings Ltd. (Bermuda)	742
103	Old Republic International Corp.	2,278
26	Principal Financial Group, Inc.	1,406

JPMorgan Mid Cap Equity Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

23	Safeco Corp.	1,361
51	Security Capital Assurance Ltd. (Bermuda) (a)	1,222

		15,296

	Internet & Catalog Retail — 0.3%
37	Coldwater Creek, Inc. (a)	1,067

	IT Services — 2.6%
25	Affiliated Computer Services, Inc., Class A (a)	1,281
72	Alliance Data Systems Corp. (a)	3,965
21	CheckFree Corp. (a)	853
52	VeriFone Holdings, Inc. (a)	1,479

		7,578

	Leisure Equipment & Products — 0.4%
35	Pool Corp.	1,328

	Life Sciences Tools & Services — 0.6%
27	Covance, Inc. (a)	1,806

	Machinery — 1.8%
34	Crane Co.	1,400
18	Dover Corp.	854
8	Harsco Corp.	613
28	Oshkosh Truck Corp.	1,403
12	Parker-Hannifin Corp.	910

		5,180

	Marine — 0.5%
25	American Commercial Lines, Inc. (a)	1,498

	Media — 2.3%
47	Cablevision Systems Corp., Class A	1,058
61	Clear Channel Communications, Inc.	1,757
41	Clear Channel Outdoor Holdings, Inc., Class A (a)	830
28	Interactive Data Corp. (a)	551
26	McClatchy Co., Class A	1,093
2	Washington Post Co. (The), Class B	1,400

		6,689

	Multi-Utilities — 1.3%
44	Energy East Corp.	1,037
33	PG&E Corp.	1,391
34	SCANA Corp.	1,369

		3,797

	Multiline Retail — 0.2%
13	Federated Department Stores, Inc.	566

	Oil, Gas & Consumable Fuels — 4.0%
18	Apache Corp.	1,131
42	Devon Energy Corp.	2,621
29	Kinder Morgan, Inc.	3,082
28	Newfield Exploration Co. (a)	1,062
39	Southwestern Energy Co. (a)	1,156
68	Williams Cos., Inc.	1,628
27	XTO Energy, Inc.	1,142

		11,822

	Paper & Forest Products — 0.1%
18	MeadWestvaco Corp.	466

	Personal Products — 0.4%
31	Estee Lauder Cos., Inc., (The), Class A	1,250

	Pharmaceuticals — 1.2%
38	Adams Respiratory Therapeutics, Inc. (a)	1,405
13	Allergan, Inc.	1,509
44	Warner Chilcott Ltd., Class A (Bermuda)	589

		3,503

	Real Estate Investment Trusts (REITs) — 1.5%
29	iStar Financial, Inc.	1,214
36	Rayonier, Inc.	1,377
17	Vornado Realty Trust	1,864

		4,455

	Real Estate Management & Development — 1.1%
55	Brookfield Properties Co.	1,950
22	Forest City Enterprises, Inc., Class A	1,178

		3,128

	Road & Rail — 0.5%
32	Norfolk Southern Corp.	1,405

	Semiconductors & Semiconductor Equipment — 2.8%
30	Broadcom Corp., Class A (a)	915
26	Freescale Semiconductor, Inc., Class A (a)	997
113	Integrated Device Technology, Inc. (a)	1,818
29	KLA-Tencor Corp.	1,290
22	MEMC Electronic Materials, Inc. (a)	817
32	Microchip Technology, Inc.	1,042
49	NVIDIA Corp. (a)	1,462

		8,341

	Software — 3.5%
37	Adobe Systems, Inc. (a)	1,371
52	Amdocs Ltd. (Guernsey) (a)	2,047
137	BEA Systems, Inc. (a)	2,087
46	Citrix Systems, Inc. (a)	1,682
31	Electronic Arts, Inc. (a)	1,709
28	Red Hat, Inc. (a)	599

JPMorgan Mid Cap Equity Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

21	Salesforce.com, Inc. (a)	761

		10,256

	Specialty Retail — 7.4%
43	AnnTaylor Stores Corp. (a)	1,821
50	Autonation, Inc. (a)	1,035
23	AutoZone, Inc.	2,407
55	Circuit City Stores, Inc.	1,368
56	GameStop Corp., Class A (a)	2,601
65	Limited Brands, Inc.	1,724
31	Office Depot, Inc.	1,247
63	Petsmart, Inc.	1,734
110	Tiffany & Co.	3,659
118	TJX Cos., Inc.	3,299
35	United Auto Group, Inc.	813

		21,708

	Textiles, Apparel & Luxury Goods — 2.4%
29	Coach, Inc. (a)	998
21	Columbia Sportswear Co. (a)	1,183
20	Polo Ralph Lauren Corp.	1,320
50	V.F. Corp.	3,633

		7,134

	Thrifts & Mortgage Finance — 1.3%
19	Golden West Financial Corp.	1,452
21	MGIC Investment Corp.	1,283
21	Webster Financial Corp.	1,004

		3,739

	Trading Companies & Distributors — 0.4%
28	GATX Corp.	1,167

	Wireless Telecommunication Services — 3.1%
33	Alltel Corp.	1,815
32	American Tower Corp., Class A (a)	1,179
45	NII Holdings, Inc. (a)	2,772
36	Rogers Communications, Inc., Class B (Canada)	1,981
33	Telephone & Data Systems, Inc.	1,364

		9,111

	Total Common Stocks (Cost $229,049)	285,413

	Short-Term Investment — 3.1%
	Investment Company — 3.1%
9,034	JPMorgan Prime Money Market Fund (b) (m) (Cost $9,034)	9,034

Principal Amount ($)

	Investments of Cash Collateral for Securities Loaned — 6.7%
	Certificate of Deposits — 1.3%
200	Commerzbank AG, 5.35%, 10/11/06	200
800	Credit Suisse First Boston, FRN, 5.40%, 10/17/06	800
1,000	Mizuho Corporate Bank Ltd, 5.30%, 10/26/06	1,000
1,000	Norinchukin Bank, 5.32%, 10/24/06	1,000
1,000	Royal Bank of Canada, FRN, 5.30%, 11/13/06	1,000

		4,000

	Commercial Paper — 0.7%
996	Concord Minutemen C.C. LLC, 5.29%, 10/20/06	996
995	Fenway Funding LLC, 5.33%, 10/23/06	995

		1,991

	Corporate Notes — 2.4%
1,000	Alliance and Leister plc, FRN, 5.32%, 10/29/07	1,000
1,000	American Express Credit Corp., FRN, 5.33%, 06/12/07	1,000
500	Banque Federative Du Credit, FRN, 5.33%, 07/13/07	500
750	CDC Financial Products, Inc., FRN, 5.43%, 10/30/06	750
900	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 10/24/06	900
900	Links Finance LLC, FRN, 5.42%, 10/06/06	900
1,000	Morgan Stanley & Co., Inc., FRN, 5.56%, 10/29/07	1,000
900	Sigma Finance, Inc., FRN, 5.37%, 10/24/07	900

		6,950

	Repurchase Agreements — 2.3%
2,662	Bank of America Securities LLC, 5.39%, dated 9/29/06, due 10/02/06, repurchase price $2,663, collateralized by U.S. Government Agency Mortgages.	2,662
1,500	Bear Stearns Cos., Inc., 5.38%, dated 9/29/06, due 10/02/06, repurchase price $1,501, collateralized by U.S. Government Agency Mortgages.	1,500
2,500	Lehman Brothers, Inc., 5.38%, dated 9/29/06, due 10/02/06, repurchase price $2,501, collateralized by U.S. Government Agency Mortgages.	2,500

		6,662

	Total Investment of Cash Collateral for Securities Loaned (Cost $19,603)	19,603

JPMorgan Mid Cap Equity Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Total Investments — 106.7% (Cost $257,686)	314,050
	Liabilities in Excess of Other Assets — (6.7)%	(19,621)

	NET ASSETS — 100.0%	$294,429

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note The rate shown is the rate in effect as of September 30, 2006.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,424
Aggregate gross unrealized depreciation	(3,060)

Net unrealized appreciation/depreciation	$56,364

Federal income tax cost of investments	$257,686

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long -Term Investments — 98.1%
	Common Stocks — 98.1%
	Aerospace & Defense — 2.0%
25	AAR Corp. (a)	594
66	BE Aerospace, Inc. (a)	1,398
33	Ceradyne, Inc. (a)	1,368
28	Curtiss-Wright Corp.	862
104	Esterline Technologies Corp. (a)	3,518
43	Heico Corp.	1,485
51	K&F Industries Holdings, Inc. (a)	948
251	Moog, Inc., Class A (a)	8,684
34	Orbital Sciences Corp. (a)	633
16	Triumph Group, Inc.	656
19	United Industrial Corp.	1,022

		21,168

	Air Freight & Logistics — 0.2%
72	HUB Group, Inc., Class A (a)	1,631

	Airlines — 1.4%
38	Alaska Air Group, Inc. (a)	1,442
231	Continental Airlines, Inc., Class B (a)	6,528
223	ExpressJet Holdings, Inc. (a)	1,473
202	Mesa Air Group, Inc. (a)	1,567
66	Republic Airways Holdings, Inc. (a)	1,031
113	Skywest, Inc.	2,758

		14,799

	Auto Components — 0.6%
85	Aftermarket Technology Corp. (a)	1,502
65	ArvinMeritor, Inc.	923
8	Sauer-Danfoss, Inc.	192
29	Shiloh Industries, Inc. (a)	394
156	Tenneco, Inc. (a)	3,637

		6,648

	Automobiles — 0.0% (g)
75	Fleetwood Enterprises, Inc. (a)	507

	Beverages — 0.1%
60	National Beverage Corp.	710

	Biotechnology — 2.2%
44	Alexion Pharmaceuticals, Inc. (a)	1,485
77	Alkermes, Inc. (a)	1,223
38	Amylin Pharmaceuticals, Inc. (a)	1,661
75	BioMarin Pharmaceuticals, Inc. (a)	1,066
53	Cell Genesys, Inc. (a)	243
130	Cubist Pharmaceuticals, Inc. (a)	2,822
55	GTx, Inc. (a)	509
32	ICOS Corp. (a)	797
91	Incyte Corp. (a)	386
40	Martek Biosciences Corp. (a)	854
100	Medarex, Inc. (a)	1,069
60	Myogen, Inc. (a)	2,091
90	Myriad Genetics, Inc. (a)	2,206
42	Progenics Pharmaceuticals, Inc. (a)	978
174	Renovis, Inc. (a)	2,398
46	Theravance, Inc. (a)	1,236
46	United Therapeutics Corp. (a)	2,406

		23,430

	Building Products — 1.4%
19	Ameron International Corp.	1,282
40	ElkCorp.	1,086
23	Griffon Corp. (a)	551
10	Insteel Industries, Inc.	195
61	NCI Building Systems, Inc. (a)	3,572
158	Universal Forest Products, Inc.	7,755

		14,441

	Capital Markets — 0.8%
21	Calamos Asset Management, Inc.	619
150	Knight Capital Group, Inc., Class A (a)	2,728
41	LaBranche & Co., Inc. (a)	424
24	optionsXpress Holdings, Inc.	675
11	Piper Jaffray Cos. (a)	636
158	Technology Investment Capital Corp.	2,311
14	TradeStation Group, Inc. (a)	208
45	Waddell & Reed Financial, Inc.	1,114

		8,715

	Chemicals — 1.5%
15	Balchem Corp.	301
34	Georgia Gulf Corp.	921
110	H.B. Fuller Co.	2,588
148	Hercules, Inc. (a)	2,335
30	Kronos Worldwide, Inc.	858
36	NewMarket Corp.	2,117
29	Pioneer Cos., Inc. (a)	721
168	PolyOne Corp. (a)	1,399
26	Schulman (A.), Inc.	614
83	Spartech Corp.	2,219
134	W.R. Grace & Co. (a)	1,774

		15,847

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Commercial Banks — 7.1%
42	Amcore Financial, Inc.	1,263
28	Ameris Bancorp	764
9	Associated Banc-Corp.	302
12	BancFirst Corp.	542
40	Bank of Granite Corp.	697
14	Capital Corp. of the West	424
33	Capitol Bancorp Ltd.	1,477
21	Cardinal Financial Corp.	230
31	Center Financial Corp.	730
48	Central Pacific Financial Corp.	1,756
21	Chemical Financial Corp.	612
30	City Holding Co.	1,184
29	Columbia Banking System, Inc.	912
74	Community Bank System, Inc.	1,635
22	Community Trust Bancorp, Inc.	811
5	Enterprise Financial Services Corp.	142
147	First Bancorp	1,629
43	First Regional Bancorp (a)	1,472
33	First Republic Bank	1,387
94	First State Bancorp	2,428
17	FNB Corp.	594
27	Glacier Bancorp, Inc.	928
16	Great Southern Bancorp, Inc.	444
50	Greater Bay Bancorp	1,419
216	Hanmi Financial Corp.	4,226
19	Heritage Commerce Corp.	437
10	Horizon Financial Corp.	290
103	IBERIABANK Corp.	6,289
71	Independent Bank Corp.	1,718
49	International Bancshares Corp.	1,440
33	Intervest Bancshares Corp. (a)	1,433
29	Lakeland Financial Corp.	672
14	Macatawa Bank Corp.	325
19	MB Financial, Inc.	697
34	Mercantile Bank Corp.	1,341
188	Nara Bancorp, Inc.	3,433
50	Oriental Financial Group	592
43	Pacific Capital Bancorp	1,157
29	Peoples Bancorp, Inc.	836
8	PremierWest Bancorp	123
95	PrivateBancorp, Inc.	4,334
179	R&G Financial Corp., Class B (Puerto Rico)	1,331
101	Republic Bancorp, Inc.	1,350
7	Republic Bancorp, Inc., Class A	147
9	Santander Bancorp (Puerto Rico)	166
4	Sierra Bancorp	138
15	Simmons First National Corp., Class A	441
59	Southwest Bancorp, Inc.	1,531
144	Sterling Bancshares, Inc.	2,920
73	Sterling Financial Corp.	2,377
83	Summit Bancshares, Inc.	2,340
31	Taylor Capital Group, Inc.	910
15	Trico Bancshares	376
37	Umpqua Holdings Corp.	1,047
9	Virginia Commerce Bancorp (a)	195
77	West Coast Bancorp	2,352
75	Westamerica Bancorp	3,803
41	Wilshire Bancorp, Inc.	784

		75,333

	Commercial Services & Supplies — 3.3%
30	American Ecology Corp.	582
16	Banta Corp.	776
7	Clean Harbors, Inc. (a)	314
24	Coinstar, Inc. (a)	702
62	Consolidated Graphics, Inc. (a)	3,707
7	CRA International, Inc. (a)	353
62	Deluxe Corp.	1,065
96	First Consulting Group, Inc. (a)	933
42	GEO Group, Inc. (The) (a)	1,758
50	Heidrick & Struggles International, Inc. (a)	1,793
100	Herman Miller, Inc.	3,407
42	Hudson Highland Group, Inc. (a)	415
370	IKON Office Solutions, Inc.	4,966
57	John H. Harland Co.	2,085
211	Kforce, Inc. (a)	2,522
22	Korn/Ferry International (a)	467
92	Labor Ready, Inc. (a)	1,462
71	Navigant Consulting, Inc. (a)	1,432
55	Spherion Corp. (a)	396
141	TeleTech Holdings, Inc. (a)	2,207
29	Tetra Tech, Inc. (a)	503
36	United Stationers, Inc. (a)	1,660
25	Volt Information Sciences, Inc. (a)	878
1	Waste Connections, Inc. (a)	23

		34,406

	Communications Equipment — 2.6%
183	3Com Corp. (a)	806
136	Arris Group, Inc. (a)	1,557
60	Avocent Corp. (a)	1,807
24	Bel Fuse, Inc., Class B	761
40	Black Box Corp.	1,568
41	C-COR, Inc. (a)	349
75	CommScope, Inc. (a)	2,474
17	Digi International, Inc. (a)	232
27	Ditech Networks, Inc. (a)	205
93	Extreme Networks, Inc. (a)	336
178	Finisar Corp. (a)	647

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

82	Foundry Networks, Inc. (a)	1,076
54	Harmonic, Inc. (a)	399
211	Inter-Tel, Inc.	4,547
64	Interdigital Communications Corp. (a)	2,169
22	MasTec, Inc. (a)	247
102	MRV Communications, Inc. (a)	283
44	NETGEAR, Inc. (a)	896
75	Packeteer, Inc. (a)	642
101	Plantronics, Inc.	1,767
19	Polycom, Inc. (a)	473
100	Powerwave Technologies, Inc. (a)	761
19	Radyne Corp. (a)	234
35	Redback Networks, Inc. (a)	489
21	SafeNet, Inc. (a)	373
39	Sonus Networks, Inc. (a)	207
120	Symmetricom, Inc. (a)	968
64	Tekelec (a)	833
87	UTStarcom, Inc. (a)	770

		27,876

	Computers & Peripherals — 1.2%
102	Adaptec, Inc. (a)	448
318	Brocade Communications Systems, Inc. (a)	2,244
16	Electronics for Imaging, Inc. (a)	371
106	Gateway, Inc. (a)	200
98	Hypercom Corp. (a)	664
66	Imation Corp.	2,634
74	Komag, Inc. (a)	2,355
248	McData Corp., Class A (a)	1,245
76	Palm, Inc. (a)	1,108
140	Quantum Corp. (a)	305
32	Synaptics, Inc. (a)	775

		12,349

	Construction & Engineering — 0.1%
26	Washington Group International, Inc.	1,507

	Construction Materials — 0.1%
35	Headwaters, Inc. (a)	806
89	U.S. Concrete, Inc. (a)	578

		1,384

	Consumer Finance — 2.0%
19	ACE Cash Express, Inc. (a)	565
88	Advance America Cash Advance Centers, Inc.	1,273
34	Advanta Corp., Class B	1,262
26	Asta Funding, Inc.	978
251	Cash America International, Inc.	9,821
48	CompuCredit Corp. (a)	1,444
56	Dollar Financial Corp. (a)	1,219
27	EZCORP, Inc., Class A (a)	1,040
30	First Cash Financial Services, Inc. (a)	612
16	United PanAm Financial Corp. (a)	243
70	World Acceptance Corp. (a)	3,079

		21,536

	Containers & Packaging — 0.8%
23	AEP Industries, Inc. (a)	948
16	Greif, Inc., Class A	1,298
170	Myers Industries, Inc.	2,881
27	Rock-Tenn Co., Class A	531
64	Silgan Holdings, Inc.	2,393

		8,051

	Distributors — 0.1%
54	Building Material Holding Corp.	1,410

	Diversified Consumer Services — 0.3%
51	Alderwoods Group, Inc. (a)	1,003
52	Vertrue, Inc. (a)	2,041

		3,044

	Diversified Financial Services — 0.1%
26	Marlin Business Services Corp. (a)	550
80	Medallion Financial Corp.	877

		1,427

	Diversified Telecommunication Services — 2.0%
50	Broadwing Corp. (a)	635
1,209	Cincinnati Bell, Inc. (a)	5,825
80	CT Communications, Inc.	1,731
36	Golden Telecom, Inc. (Russia)	1,074
580	Premiere Global Services, Inc. (a)	5,031
38	Talk America Holdings, Inc. (a)	364
184	Time Warner Telecom, Inc., Class A (a)	3,494
194	Windstream Corp.	2,559

		20,713

	Electric Utilities — 1.0%
146	El Paso Electric Co. (a)	3,253
23	IDACORP, Inc.	862
12	UIL Holdings Corp.	455
95	UniSource Energy Corp.	3,176
109	Westar Energy, Inc.	2,551

		10,297

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Electrical Equipment — 1.4%
31	A.O. Smith Corp.	1,211
54	Acuity Brands, Inc.	2,434
41	Encore Wire Corp. (a)	1,443
59	Evergreen Solar, Inc. (a)	493
75	General Cable Corp. (a)	2,854
29	Power-One, Inc. (a)	206
143	Regal-Beloit Corp.	6,238

		14,879

	Electronic Equipment & Instruments — 2.8%
76	Aeroflex, Inc. (a)	778
107	Agilysis, Inc.	1,505
108	Anixter International, Inc. (a)	6,099
102	Benchmark Electronics, Inc. (a)	2,744
64	Brightpoint, Inc. (a)	908
13	CalAmp Corp. (a)	79
36	Checkpoint Systems, Inc. (a)	591
75	CTS Corp.	1,035
32	Echelon Corp. (a)	261
209	Global Imaging Systems, Inc (a)	4,604
57	Insight Enterprises, Inc. (a)	1,167
46	Itron, Inc. (a)	2,578
36	KEMET Corp. (a)	286
17	MTS Systems Corp.	547
58	Plexus Corp. (a)	1,119
36	Radisys Corp. (a)	754
14	Rofin-Sinar Technologies, Inc. (a)	820
10	SunPower Corp. (a)	272
58	Technitrol, Inc.	1,728
113	TTM Technologies, Inc. (a)	1,327

		29,202

	Energy Equipment & Services — 2.6%
30	Basic Energy Services, Inc. (a)	742
256	Grey Wolf, Inc. (a)	1,710
33	Gulfmark Offshore, Inc. (a)	1,051
59	Hanover Compressor Co. (a)	1,081
32	Hercules Offshore, Inc. (a)	987
28	Hydril Co. (a)	1,564
62	Input/Output, Inc. (a)	620
57	Lone Star Technologies, Inc. (a)	2,738
23	Lufkin Industries, Inc.	1,217
29	Newpark Resources (a)	153
30	NS Group, Inc. (a)	1,904
55	Oil States International, Inc. (a)	1,524
162	Parker Drilling Co. (a)	1,145
48	RPC, Inc.	876
34	T-3 Energy Services, Inc. (a)	684
141	Trico Marine Services, Inc. (a)	4,749
47	Union Drilling, Inc. (a)	513
57	Veritas DGC, Inc. (a)	3,725

		26,983

	Food & Staples Retailing — 0.6%
17	Nash Finch Co.	402
83	Pantry, Inc. (The) (a)	4,679
88	Spartan Stores, Inc.	1,492

		6,573

	Food Products — 0.5%
127	Chiquita Brands International, Inc.	1,695
25	Flowers Foods, Inc.	668
55	J & J Snack Foods Corp.	1,698
26	Pilgrim’s Pride Corp.	706

		4,767

	Gas Utilities — 1.2%
52	New Jersey Resources Corp.	2,578
53	Nicor, Inc.	2,283
40	Northwest Natural Gas Co.	1,556
45	South Jersey Industries, Inc.	1,349
86	Southwest Gas Corp.	2,852
59	WGL Holdings, Inc.	1,843

		12,461

	Health Care Equipment & Supplies — 3.0%
28	Arrow International, Inc.	881
49	Arthrocare Corp. (a)	2,277
12	Aspect Medical Systems, Inc. (a)	208
17	Biosite, Inc. (a)	805
20	CONMED Corp. (a)	418
226	Encore Medical Corp. (a)	1,426
35	Haemonetics Corp. (a)	1,647
56	Hologic, Inc. (a)	2,437
95	Immucor, Inc. (a)	2,128
39	Integra LifeSciences Holdings Corp. (a)	1,469
20	Inverness Medical Innovations, Inc. (a)	699
26	Kyphon, Inc. (a)	988
90	LifeCell Corp. (a)	2,906
24	Mentor Corp.	1,220
58	Neurometrix, Inc. (a)	1,095
18	Palomar Medical Technologies, Inc. (a)	764
40	PolyMedica Corp.	1,700
47	Stereotaxis, Inc. (a)	483
146	STERIS Corp.	3,501
19	SurModics, Inc. (a)	678
107	Thoratec Corp. (a)	1,664
94	Viasys Healthcare, Inc. (a)	2,569

		31,963

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Health Care Providers & Services — 2.7%
24	Air Methods Corp. (a)	573
183	Alliance Imaging, Inc. (a)	1,430
66	Apria Healthcare Group, Inc. (a)	1,295
95	Centene Corp. (a)	1,557
172	Five Star Quality Care, Inc. (a)	1,855
33	Genesis HealthCare Corp. (a)	1,572
90	inVentiv Health, Inc. (a)	2,886
54	Kindred Healthcare, Inc. (a)	1,599
64	LCA-Vision, Inc.	2,648
50	Magellan Health Services, Inc. (a)	2,122
11	Molina Healthcare, Inc. (a)	400
102	Owens & Minor, Inc.	3,355
168	PSS World Medical, Inc. (a)	3,348
58	Res-Care, Inc. (a)	1,171
48	Symbion, Inc. (a)	874
57	United Surgical Partners International, Inc. (a)	1,413

		28,098

	Health Care Technology — 1.1%
6	Allscripts Healthcare Solutions, Inc. (a)	139
39	Computer Programs & Systems, Inc.	1,281
66	Eclipsys Corp. (a)	1,179
63	Merge Technologies, Inc. (a)	433
77	Omnicell, Inc. (a)	1,379
181	Per-Se Technologies, Inc. (a)	4,114
176	Trizetto Group (a)	2,665

		11,190

	Hotels, Restaurants & Leisure — 1.8%
29	Bob Evans Farms, Inc.	869
65	CBRL Group, Inc.	2,612
205	Domino’s Pizza, Inc.	5,251
22	Dover Downs Gaming & Entertainment, Inc.	263
41	Jack in the Box, Inc. (a)	2,134
30	Monarch Casino & Resort, Inc. (a)	584
62	Multimedia Games, Inc. (a)	564
33	Rare Hospitality International, Inc. (a)	1,008
122	Ruby Tuesday, Inc.	3,436
80	Ryan’s Restaurant Group, Inc. (a)	1,266
100	Six Flags, Inc. (a)	524

		18,511

	Household Durables — 1.4%
127	Champion Enterprises, Inc. (a)	873
1	CSS Industries, Inc.	33
55	Directed Electronics, Inc. (a)	832
20	Ethan Allen Interiors, Inc.	690
74	Furniture Brands International, Inc.	1,405
56	Kimball International, Inc., Class B	1,079
28	Meritage Homes Corp. (a)	1,161
43	Stanley Furniture Co., Inc.	922
47	Tempur-Pedic International, Inc. (a)	802
384	Tupperware Brands Corp.	7,476

		15,273

	Household Products — 0.0% (g)
53	Spectrum Brands, Inc. (a)	450

	Independent Power Producers & Energy Traders — 0.1%
32	Black Hills Corp.	1,059

	Insurance — 2.8%
20	American Physicians Capital, Inc. (a)	987
47	Argonaut Group, Inc. (a)	1,443
62	Commerce Group, Inc.	1,869
141	Delphi Financial Group, Inc.	5,623
43	Direct General Corp.	579
40	LandAmerica Financial Group, Inc.	2,605
76	Meadowbrook Insurance Group, Inc. (a)	851
29	National Financial Partners Corp.	1,202
3	Navigators Group, Inc. (a)	158
34	Odyssey Re Holdings Corp.	1,159
281	PMA Capital Corp., Class A (a)	2,477
78	Safety Insurance Group, Inc.	3,810
38	Selective Insurance Group	1,983
131	Zenith National Insurance Corp.	5,224

		29,970

	Internet & Catalog Retail — 0.1%
30	Netflix, Inc. (a)	686

	Internet Software & Services — 2.0%
3	aQuantive, Inc. (a)	59
99	Ariba, Inc. (a)	739
35	Art Technology Group, Inc. (a)	91
12	Click Commerce, Inc. (a)	260
434	CMGI, Inc. (a)	460
203	CNET Networks, Inc. (a)	1,948
33	Digital Insight Corp. (a)	967
37	Digital River, Inc. (a)	1,871
250	Digitas, Inc. (a)	2,402
26	EarthLink, Inc. (a)	188
67	Interwoven, Inc. (a)	739
46	iPass, Inc. (a)	214
70	j2 Global Communications, Inc. (a)	1,910
104	Openwave Systems, Inc. (a)	971
52	RealNetworks, Inc. (a)	547
280	United Online, Inc.	3,407
85	ValueClick, Inc. (a)	1,578
56	WebEx Communications, Inc. (a)	2,181
27	webMethods, Inc. (a)	203
43	Websense, Inc. (a)	936

		21,671

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	IT Services — 2.0%
435	BearingPoint, Inc. (a)	3,421
86	BISYS Group, Inc. (The) (a)	938
51	CACI International, Inc., Class A (a)	2,778
155	CIBER, Inc. (a)	1,024
34	Covansys Corp. (a)	576
48	CSG Systems International, Inc. (a)	1,255
52	Gartner, Inc. (a)	915
9	Gevity HR, Inc.	201
50	infoUSA, Inc.	418
81	Keane, Inc. (a)	1,161
107	Lightbridge, Inc. (a)	1,251
37	Lionbridge Technologies (a)	282
62	Mantech International Corp., Class A (a)	2,057
107	Perot Systems Corp., Class A (a)	1,473
15	StarTek, Inc.	182
98	SYKES Enterprises, Inc. (a)	1,996
33	TALX Corp.	819
38	Tyler Technologies, Inc. (a)	486

		21,233

	Leisure Equipment & Products — 0.6%
66	JAKKS Pacific, Inc. (a)	1,170
56	K2, Inc. (a)	653
42	MarineMax, Inc. (a)	1,059
72	RC2 Corp. (a)	2,421
36	Steinway Musical Instruments, Inc. (a)	994

		6,297

	Life Sciences Tools & Services — 0.5%
9	Bio-Rad Laboratories, Inc., Class A (a)	658
30	Diversa Corp. (a)	238
16	Exelixis, Inc. (a)	140
52	Illumina, Inc. (a)	1,702
15	Kendle International, Inc. (a)	480
18	Molecular Devices Corp. (a)	331
157	Nektar Therapeutics (a)	2,261

		5,810

	Machinery — 2.7%
65	Accuride Corp. (a)	717
62	Astec Industries, Inc. (a)	1,553
148	Barnes Group, Inc.	2,594
65	Briggs & Stratton Corp.	1,788
39	Cascade Corp.	1,785
33	CIRCOR International, Inc.	1,005
18	EnPro Industries, Inc. (a)	553
20	Freightcar America, Inc.	1,071
39	Greenbrier Cos., Inc.	1,131
10	Middleby Corp. (a)	771
22	Miller Industries, Inc. (a)	405
48	Mueller Industries, Inc.	1,685
25	NACCO Industries, Inc., Class A	3,384
62	Navistar International Corp. (a)	1,606
33	Valmont Industries, Inc.	1,724
49	Wabash National Corp.	669
186	Wabtec Corp.	5,057
41	Watts Water Technologies, Inc., Class A	1,299

		28,797

	Media — 1.8%
19	ADVO, Inc.	529
47	Belo Corp., Class A	737
35	Catalina Marketing Corp.	960
1,010	Charter Communications, Inc., Class A (a)	1,535
203	Entravision Communications Corp. (a)	1,508
42	Gray Television, Inc.	270
103	Harris Interactive, Inc. (a)	626
76	Lee Enterprises, Inc.	1,906
186	LodgeNet Entertainment Corp. (a)	3,504
37	Media General, Inc., Class A	1,399
70	Playboy Enterprises, Inc., Class B (a)	662
63	ProQuest Co. (a)	818
55	Scholastic Corp. (a)	1,710
127	Sinclair Broadcast Group, Inc., Class A	996
39	Valassis Communications, Inc. (a)	681
88	World Wrestling Entertainment, Inc.	1,448

		19,289

	Metals & Mining — 1.9%
25	AK Steel Holding Corp. (a)	301
11	Aleris International, Inc. (a)	536
33	Century Aluminum Co. (a)	1,110
46	Chaparral Steel Co. (a)	1,553
45	Cleveland-Cliffs, Inc.	1,700
37	Gibraltar Industries, Inc.	826
89	Metal Management, Inc.	2,467
37	NN, Inc.	442
102	Olympic Steel, Inc.	2,546
16	Oregon Steel Mills, Inc. (a)	777
134	Quanex Corp.	4,057
162	Ryerson, Inc.	3,550
6	Schnitzer Steel Industries, Inc.	199

		20,064

	Multi-Utilities — 0.7%
60	Avista Corp.	1,414
50	NorthWestern Corp.	1,759
136	PNM Resources, Inc.	3,758

		6,931

	Multiline Retail — 0.1%
44	Bon-Ton Stores, Inc. (The)	1,309

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Oil, Gas & Consumable Fuels — 2.2%
29	Alon USA Energy, Inc.	867
17	ATP Oil & Gas Corp. (a)	643
22	Callon Petroleum Co. (a)	295
48	Energy Partners Ltd. (a)	1,188
23	Giant Industries, Inc. (a)	1,876
76	Harvest Natural Resources, Inc. (a)	782
9	Helix Energy Solutions Group, Inc. (a)	305
168	Houston Exploration Co. (a)	9,249
18	Penn Virginia Corp.	1,167
69	PetroHawk Energy Corp. (a)	713
44	Stone Energy Corp. (a)	1,773
40	Swift Energy Co. (a)	1,664
106	USEC, Inc.	1,026
120	VAALCO Energy, Inc. (a)	858
18	World Fuel Services Corp.	744

		23,150

	Personal Products — 0.7%
50	Elizabeth Arden, Inc. (a)	814
18	Mannatech, Inc.	317
194	NBTY, Inc. (a)	5,667
108	Parlux Fragrances, Inc. (a)	548

		7,346

	Pharmaceuticals — 1.8%
58	Adams Respiratory Therapeutics, Inc. (a)	2,137
106	Adolor Corp. (a)	1,474
43	Alpharma, Inc., Class A	1,008
99	Andrx Corp. (a)	2,421
60	AtheroGenics, Inc. (a)	793
186	AVANIR Pharmaceuticals, Class A (a)	1,289
24	Bentley Pharmaceuticals, Inc. (a)	286
66	Cardiome Pharma Corp. (Canada) (a)	765
307	Cypress Bioscience, Inc. (a)	2,237
56	DURECT Corp. (a)	229
90	Medicis Pharmaceutical Corp., Class A	2,912
11	Par Pharmaceutical Cos., Inc. (a)	202
17	Salix Pharmaceuticals Ltd. (a)	229
46	Sciele Pharma, Inc. (a)	874
74	Valeant Pharmaceuticals International	1,468
58	ViroPharma, Inc. (a)	711

		19,035

	Real Estate Investment Trusts (REITs) — 7.2%
128	American Home Mortgage Investment Corp.	4,470
132	Anthracite Capital, Inc.	1,701
101	Ashford Hospitality Trust, Inc.	1,203
23	BioMed Realty Trust, Inc.	683
116	Crescent Real Estate EQT Co.	2,521
55	Entertainment Properties Trust	2,713
107	Equity Inns, Inc.	1,700
474	FelCor Lodging Trust, Inc.	9,502
96	First Potomac Realty Trust (m)	2,892
95	Friedman Billings Ramsey Group, Inc., Series A	766
59	Glimcher Realty Trust	1,460
52	Impac Mortgage Holdings, Inc.	483
259	Innkeepers USA Trust	4,222
79	KKR Financial Corp.	1,929
32	LaSalle Hotel Properties	1,370
139	Lexington Corporate Properties Trust	2,952
156	LTC Properties, Inc.	3,783
119	MFA Mortgage Investments, Inc.	884
19	Mid-America Apartment Communities, Inc.	1,151
11	Mills Corp. (The)	180
243	Nationwide Health Properties, Inc.	6,508
117	Pennsylvania Real Estate Investment Trust	4,964
126	Post Properties, Inc.	5,969
19	PS Business Parks, Inc., Class A,	1,140
51	RAIT Investment Trust	1,457
79	Saul Centers, Inc.	3,541
195	Sunstone Hotel Investors, Inc.	5,789

		75,933

	Road & Rail — 1.5%
22	AMERCO, Inc. (a)	1,602
32	Arkansas Best Corp.	1,394
37	Dollar Thrifty Automotive Group, Inc. (a)	1,667
149	Genesee & Wyoming, Inc., Class A (a)	3,468
13	Marten Transport Ltd. (a)	215
30	Old Dominion Freight Line, Inc. (a)	911
4	PAM Transportation Services, Inc. (a)	103
9	Quality Distribution, Inc. (a)	134
103	RailAmerica, Inc. (a)	1,124
128	Saia, Inc. (a)	4,179
68	U.S. Xpress Enterprises, Inc., Class A (a)	1,574

		16,371

	Semiconductors & Semiconductor Equipment — 4.0%
8	Actel Corp. (a)	124
41	ADE Corp. (a)	1,306
85	Advanced Energy Industries, Inc. (a)	1,448
128	AMIS Holdings, Inc. (a)	1,212
198	Amkor Technology, Inc. (a)	1,023
137	Applied Micro Circuits Corp. (a)	397
124	Asyst Technologies, Inc. (a)	840
84	Axcelis Technologies, Inc. (a)	593
60	Brooks Automation, Inc. (a)	779
47	Cabot Microelectronics Corp. (a)	1,352
138	Cirrus Logic, Inc. (a)	1,007
50	Cohu, Inc.	888
446	Conexant Systems, Inc. (a)	893
68	Credence Systems Corp. (a)	195

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

53	Cymer, Inc. (a)	2,340
44	Diodes, Inc. (a)	1,887
30	DSP Group, Inc. (a)	674
95	Entegris, Inc. (a)	1,036
40	Intevac, Inc. (a)	677
78	IXYS Corp. (a)	656
31	Kopin Corp. (a)	102
93	Kulicke & Soffa Industries, Inc. (a)	826
60	Lattice Semiconductor Corp. (a)	412
133	LTX Corp. (a)	664
106	Mattson Technology, Inc. (a)	882
108	Micrel, Inc. (a)	1,032
19	Micron Technology, Inc. (a)	331
80	Microsemi Corp. (a)	1,508
100	MIPS Technologies, Inc. (a)	674
56	MKS Instruments, Inc. (a)	1,133
87	OmniVision Technologies, Inc. (a)	1,244
408	ON Semiconductor Corp. (a)	2,398
89	Photronics, Inc. (a)	1,251
229	RF Micro Devices, Inc. (a)	1,733
33	Rudolph Technologies, Inc. (a)	605
13	Semitool, Inc. (a)	132
58	Semtech Corp. (a)	744
112	Silicon Image, Inc. (a)	1,426
81	Silicon Storage Technology, Inc. (a)	333
159	Skyworks Solutions, Inc. (a)	823
23	Standard Microsystems Corp. (a)	645
16	Supertex, Inc. (a)	626
14	Tessera Technologies, Inc. (a)	490
44	Varian Semiconductor Equipment Associates, Inc. (a)	1,609
64	Zoran Corp. (a)	1,034

		41,984

	Software — 3.5%
177	Actuate Corp. (a)	784
19	Ansoft Corp. (a)	463
29	ANSYS, Inc. (a)	1,277
231	Aspen Technology, Inc. (a)	2,517
40	Epicor Software Corp. (a)	524
33	EPIQ Systems, Inc. (a)	487
18	eSpeed, Inc. (a)	167
20	FileNet Corp. (a)	690
104	Hyperion Solutions Corp. (a)	3,572
94	Informatica Corp. (a)	1,283
46	Intergraph Corp. (a)	1,964
63	Internet Security Systems (a)	1,746
16	InterVoice, Inc. (a)	101
42	JDA Software Group, Inc. (a)	646
20	Macrovision Corp. (a)	479
46	Magma Design Automation, Inc. (a)	422
20	Manhattan Associates, Inc. (a)	492
39	MapInfo Corp. (a)	495
71	Mentor Graphics Corp. (a)	1,001
32	MicroStrategy, Inc. (a)	3,289
22	MRO Software, Inc. (a)	567
140	Parametric Technology Corp. (a)	2,449
9	Pegasystems, Inc.	81
115	Progress Software Corp. (a)	2,982
19	Quality Systems, Inc.	722
83	Quest Software, Inc. (a)	1,184
145	Secure Computing Corp. (a)	917
8	SPSS, Inc. (a)	187
131	Sybase, Inc. (a)	3,168
49	TIBCO Software, Inc. (a)	440
36	Transaction Systems Architechs, Inc. (a)	1,246
67	Wind River Systems, Inc. (a)	715

		37,057

	Specialty Retail — 5.8%
188	Aaron Rents, Inc.	4,319
120	Asbury Automotive Group, Inc.	2,478
27	Build-A-Bear Workshop, Inc. (a)	606
507	Charming Shoppes, Inc. (a)	7,239
43	Children’s Place Retail Stores, Inc. (The) (a)	2,734
174	CSK Auto Corp. (a)	2,456
121	Dress Barn, Inc. (a)	2,631
57	Genesco, Inc. (a)	1,948
36	Group 1 Automotive, Inc.	1,781
115	Guess?, Inc. (a)	5,600
62	Lithia Motors, Inc., Class A	1,538
177	Men’s Wearhouse, Inc.	6,568
128	Pacific Sunwear of California, Inc. (a)	1,929
90	Payless ShoeSource, Inc. (a)	2,238
67	Petco Animal Supplies, Inc. (a)	1,930
215	Rent-A-Center, Inc. (a)	6,283
92	Select Comfort Corp. (a)	2,002
23	Shoe Carnival, Inc. (a)	588
26	Sonic Automotive, Inc.	591
59	Stage Stores, Inc.	1,741
115	Tween Brands, Inc. (a)	4,305

		61,505

	Textiles, Apparel & Luxury Goods — 2.3%
116	Brown Shoe Co., Inc.	4,159
32	Columbia Sportswear Co. (a)	1,764
33	Deckers Outdoor Corp. (a)	1,566
154	Maidenform Brands Inc. (a)	2,976

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

54	Movado Group, Inc.	1,368
12	Oxford Industries, Inc.	493
89	Phillips-Van Heusen Corp.	3,718
88	Skechers U.S.A., Inc., Class A (a)	2,078
59	Steven Madden Ltd.	2,323
76	Timberland Co., Class A (a)	2,184
47	UniFirst Corp.	1,456

		24,085

	Thrifts & Mortgage Finance — 2.1%
57	Accredited Home Lenders Holding Co. (a)	2,049
27	City Bank	1,260
24	Commercial Capital Bancorp, Inc.	384
222	Corus Bankshares, Inc.	4,953
26	Downey Financial Corp.	1,723
24	Federal Agricultural Mortgage Corp., Class C	643
99	First Niagara Financial Group, Inc.	1,449
16	First Place Financial Corp.	358
24	FirstFed Financial Corp. (a)	1,384
31	Flagstar Bancorp, Inc.	447
18	ITLA Capital Corp.	952
43	TierOne Corp.	1,459
70	United Community Financial Corp.	867
333	W Holding Co., Inc. (Puerto Rico)	1,969
37	WSFS Financial Corp.	2,307

		22,204

	Tobacco — 0.1%
220	Alliance One International, Inc. (a)	900
18	Vector Group Ltd.	286

		1,186

	Trading Companies & Distributors — 1.2%
449	Applied Industrial Technologies, Inc.	10,944
83	BlueLinx Holdings, Inc.	790
56	Kaman Corp.	1,000

		12,734

	Wireless Telecommunication Services — 0.4%
101	Centennial Communications Corp.	537
440	Dobson Communications Corp. (a)	3,089
32	InPhonic, Inc. (a)	253
28	Syniverse Holdings, Inc. (a)	426

		4,305

	Total Common Stocks (Cost $906,014)	1,037,590

	Short-Term Investment — 1.7%
	Investment Company — 1.5%
16,320	JPMorgan Prime Money Market Fund (b) (m)	16,320

Principal Amount ($)

	U.S. Treasury Notes — 0.2%
1,605	U.S. Treasury Notes, 2.88%, 11/30/06 (k) (m)	1,605

	Total Short-Term Investments (Cost $17,925)	17,925

	Investments of Cash Collateral for Securities Loaned — 24.5%
	Certificates of Deposit — 6.9%
7,500	Canadian Imperial Bank New York, FRN, 5.32%, 11/27/06	7,500
10,000	Credit Suisse First Boston New York, FRN, 5.40%, 10/17/06	10,000
6,300	Deutsche Bank New York, FRN, 5.47%, 01/22/08	6,300
8,500	Royal Bank of Canada, FRN, 5.30%, 11/13/06	8,500
7,999	Natexis Banques Populaires, New York, FRN, 5.39%, 01/09/08	7,999
7,499	Nordea Bank, New York, FRN, 5.32%, 01/03/07	7,499
10,000	Norinchukin Bank, New York, 5.32%, 10/24/06	10,000
15,000	Wells Fargo Bank, San Francisco, FRN, 5.30%, 11/27/06	15,000

		72,798

	Commercial Paper — 1.4%
15,000	Morgan Stanley & Co., Inc. FRN, 5.44%, 02/20/07	15,000

	Corporate Notes — 13.4%
5,000	Alliance and Leister plc, FRN, 5.32%, 10/29/07	5,000
18,000	Allstate Life Global Funding, FRN, 5.31%, 10/29/07	18,000
5,000	American Express Credit Corp., FRN, 5.34%, 01/15/08	5,000
10,500	Bank of America, FRN, 5.31%, 11/07/06	10,500
300	Banque Federative Du Credit, FRN, 5.33%, 07/13/07	300
12,250	CDC Financial Products, Inc., FRN, 5.43%, 10/30/06	12,250
5,200	Citigroup Global Markets, Inc., FRN, 5.45%, 10/06/06	5,200
13,000	Goldman Sachs Group, Inc., FRN, 5.49%, 10/01/07	13,000
5,000	Goldman Sachs Group, Inc., FRN, 5.54%, 12/28/07	5,000
5,998	K2 (USA) LLC, FRN, 5.39%, 02/15/08	5,998
7,500	Landsbanki Islands HF, FRN, 5.41%, 03/16/07	7,500
8,899	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 10/24/06	8,899

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount	Security Description	Value ($)

9,699	Links Finance LLC, FRN, 5.37%, 10/15/07	9,699
12,126	National City Bank, Cleveland, FRN, 5.27%, 10/04/07	12,126
8,899	Sigma Finance, Inc., FRN, 5.37%, 10/24/07	8,899
4,997	Sigma Finance, Inc., FRN, 5.39%, 02/27/08	4,997
10,000	Wachovia Bank N.A., FRN 5.30%, 10/02/06	10,000

		142,368

	Time Deposit — 0.8%
8,000	American Express Bank, FSB 5.29%, 10/16/06	8,000

	Repurchase Agreement — 2.0%
21,604	Bank of America Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $21,614, collateralized by U.S. Government Agency Mortgages	21,604

	Total Investments of Cash Collateral for Securities Loaned (Cost $259,770)	259,770

	Total Investments — 124.3% (Cost $1,183,709)	1,315,285
	Liabilities in Excess of Other Assets — (24.3)%	(257,022

	NET ASSETS — 100.0%	$1,058,263

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value At 09/30/06 (USD)	Unrealized Appreciation (USD)

	Long Futures Outstanding
52	Russell 2000 Index	December, 2006	$19,035	$335

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with the brokers as initial margin for future contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, Swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.
USD	United States Dollars.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$195,437
Aggregate gross unrealized depreciation	(63,861)

Net unrealized appreciation/depreciation	$131,576

Federal income tax cost of investments	$1,183,709

JPMorgan Small Cap Equity Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 96.8%
	Common Stocks — 96.8%
	Aerospace & Defense — 1.2%
116	Alliant Techsystems, Inc. (a)	9,392

	Automobiles — 0.6%
150	Winnebago Industries, Inc.	4,713

	Building Products — 2.0%
263	NCI Building Systems, Inc. (a)	15,287

	Chemicals — 4.8%
349	Airgas, Inc.	12,609
189	Albemarle Corp.	10,263
321	Scotts Miracle-Gro Co. (The), Class A	14,286

		37,158

	Commercial Banks — 7.7%
171	Alabama National BanCorporation	11,671
86	Boston Private Financial Holdings, Inc.	2,384
124	East-West Bancorp, Inc.	4,904
108	First Community Bancorp, Inc.	6,020
148	Hancock Holding Co.	7,947
60	MB Financial, Inc.	2,205
280	S.Y. Bancorp, Inc.	8,306
424	United Bancshares, Inc.	15,781
33	Western Alliance Bancorp (a)	1,099

		60,317

	Commercial Services & Supplies — 3.1%
601	Hudson Highland Group, Inc. (a)	5,890
256	Pike Electric Corp. (a)	3,817
387	Waste Connections, Inc. (a)	14,665

		24,372

	Construction & Engineering — 1.6%
1,061	Comfort Systems USA, Inc.	12,162

	Containers & Packaging — 2.5%
119	Aptargroup, Inc.	6,070
366	Silgan Holdings, Inc.	13,743

		19,813

	Diversified Telecommunication Services — 1.8%
297	Commonwealth Telephone Enterprises, Inc.	12,225
145	NTELOS Holdings Corp. (a)	1,854

		14,079

	Electric Utilities — 0.6%
145	ITC Holdings Corp.	4,524

	Electrical Equipment — 1.3%
272	General Cable Corp. (a)	10,382

	Electronic Equipment & Instruments — 3.1%
286	Anixter International, Inc. (a)	16,139
253	ScanSource, Inc. (a)	7,664

		23,803

	Energy Equipment & Services — 2.6%
128	FMC Technologies, Inc. (a)	6,874
246	Universal Compression Holdings, Inc. (a)	13,154

		20,028

	Food Products — 1.5%
489	Reddy Ice Holdings, Inc.	11,834

	Gas Utilities — 1.1%
135	Atmos Energy Corp.	3,852
33	New Jersey Resources Corp.	1,602
82	Northwest Natural Gas Co.	3,205

		8,659

JPMorgan Small Cap Equity Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Health Care Equipment & Supplies — 2.2%
141	Advanced Medical Optics, Inc. (a)	5,592
102	Arthrocare Corp. (a)	4,785
78	Idexx Laboratories, Inc. (a)	7,063

		17,440

	Health Care Providers & Services — 5.7%
364	AMN Healthcare Services, Inc. (a)	8,645
269	Kindred Healthcare, Inc. (a)	7,992
292	LifePoint Hospitals, Inc. (a)	10,321
476	PSS World Medical, Inc. (a)	9,513
266	Sunrise Senior Living, Inc. (a)	7,945

		44,416

	Hotels, Restaurants & Leisure — 3.7%
648	Applebee’s International, Inc.	13,934
273	Orient-Express Hotels Ltd., Class H (Bermuda)	10,205
137	Papa John’s International, Inc. (a)	4,943

		29,082

	Household Durables — 2.6%
624	Jarden Corp. (a)	20,560

	Insurance — 5.1%
210	American Physicians Capital, Inc. (a)	10,160
402	ProAssurance Corp. (a)	19,811
193	RLI Corp.	9,807

		39,778

	Internet Software & Services — 1.4%
714	Liquidity Services, Inc. (a)	11,138

	IT Services — 1.2%
171	CACI International, Inc., Class A (a)	9,385

	Leisure Equipment & Products — 0.9%
176	Pool Corp.	6,791

	Machinery — 5.7%
326	Kaydon Corp.	12,083

183	Manitowoc Co., Inc. (The)	8,183
229	Oshkosh Truck Corp.	11,533
272	RBC Bearings, Inc. (a)	6,567
139	Toro Co.	5,849

		44,215

	Marine — 1.3%
58	American Commercial Lines, Inc. (a)	3,442
377	Horizon Lines Inc., Class A	6,298

		9,740

	Media — 4.2%
312	Entercom Communications Corp.	7,852
338	Interactive Data Corp. (a)	6,737
285	Lee Enterprises, Inc.	7,183
73	Morningstar, Inc. (a)	2,705
153	R.H. Donnelley Corp.	8,110

		32,587

	Metals & Mining — 2.4%
395	Commercial Metals Co.	8,032
371	Compass Minerals International, Inc.	10,506

		18,538

	Oil, Gas & Consumable Fuels — 1.8%
98	Denbury Resources, Inc. (a)	2,844
172	Southwestern Energy Co. (a)	5,146
169	St. Mary Land & Exploration Co.	6,208

		14,198

	Real Estate Investment Trusts (REITs) — 6.1%
73	Alexandria Real Estate Equities, Inc.	6,847
173	EastGroup Properties, Inc.	8,621
133	First Potomac Realty Trust (m)	4,025
164	Franklin Street Properties Corp.	3,261
600	Lexington Corporate Properties Trust	12,700
199	Mid-America Apartment Communities, Inc.	12,201

		47,655

JPMorgan Small Cap Equity Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Real Estate Management & Development — 0.7%
61	Jones Lang LaSalle, Inc.	5,248

	Road & Rail — 1.1%
205	Landstar System, Inc.	8,758

	Semiconductors & Semiconductor Equipment — 2.7%
75	Cymer, Inc. (a)	3,298
214	Microsemi Corp. (a)	4,041
146	Standard Microsystems Corp. (a)	4,135
267	Varian Semiconductor Equipment Associates, Inc. (a)	9,784

		21,258

	Software — 3.4%
499	Aspen Technology, Inc. (a)	5,449
253	Intergraph Corp. (a)	10,832
206	MICROS Systems, Inc. (a)	10,087

		26,368

	Specialty Retail — 2.6%
125	Genesco, Inc. (a)	4,317
275	Men’s Wearhouse, Inc.	10,222
416	New York & Co., Inc. (a)	5,443

		19,982

	Textiles, Apparel & Luxury Goods — 1.1%
96	Columbia Sportswear Co. (a)	5,382
102	Timberland Co., Class A (a)	2,940

		8,322

	Trading Companies & Distributors — 5.4%
411	TransDigm Group, Inc. (a)	10,029
283	UAP Holding Corp.	6,045
196	Watsco, Inc.	9,032
809	Williams Scotsman International, Inc. (a)	17,270

		42,376

	Total Common Stocks (Cost $631,009)	754,358

	Short-Term Investment — 5.1%
	Investment Company — 5.1%
39,866	JPMorgan Prime Money Market Fund (b) (m) (Cost $39,866)	39,866

Principal Amount ($)

	Investment of Cash Collateral for Securities Loaned — 20.6%
	Certificates of Deposit — 7.6%
10,000	ABN AMRO Bank, Chicago, FRN, 5.32%, 12/26/06	10,000
10,000	Calyon, New York, FRN, 5.32%, 12/12/06	10,000
10,000	Canadian Imperial Bank, New York, FRN, 5.32%, 11/27/06	10,000
7,500	Credit Suisse First Boston, New York, FRN, 5.40%, 10/17/06	7,500
10,000	KBC, New York, FRN, 5.32%, 12/12/06	10,000
4,750	Royal Bank of Canada, New York, FRN, 5.30%, 11/13/06	4,750
7,000	Union Bank of Switzerland, 5.29%, 10/10/06	7,000

		59,250

	Corporate Notes — 12.0%
5,000	Alliance and Leister plc, FRN, 5.32%, 10/29/07	5,000
8,000	Allstate Life Global Funding II, FRN, 5.31%, 10/29/07	8,000
2,000	American Express Credit Corp., FRN, 5.33%, 06/12/07	2,000
6,000	Bank of America, FRN, 5.31%, 11/07/06	6,000

JPMorgan Small Cap Equity Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

7,000	Banque Federative Du Credit Mutuel, FRN, 5.33%, 07/13/07	7,000
5,500	Beta Finance, Inc., FRN, 5.37%, 01/15/08	5,500
7,000	CDC Financial Products, Inc., FRN, 5.43%, 10/30/06	7,000
7,200	Citigroup Global Markets, Inc., FRN, 5.45%, 10/06/06	7,200
4,998	K2(USA) LLC, FRN, 5.39%, 02/15/08	4,998
5,000	Landsbanki Islands HF, FRN, 5.41%, 03/16/07	5,000
4,500	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 10/24/06	4,500
	Links Finance LLC, FRN
4,699	5.37%, 10/15/07	4,699
400	5.42%, 10/06/06	400
7,000	Macquarie Bank Ltd., FRN, 5.35%, 10/29/07	7,000
5,000	Morgan Stanley & Co., Inc., FRN, 5.56%, 10/29/07	5,000
8,084	National City Bank Cleveland, FRN, 5.27%, 10/04/07	8,084
	Sigma Finance, Inc., FRN
4,499	5.37%, 10/24/07	4,499
1,999	5.39%, 02/27/08	1,999

		93,879

	Repurchase Agreement — 0.2%
1,842	Bank of America Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $1,843, collateralized by U.S. Government Agency Mortgages	1,842

	Time Deposit — 0.8%
6,000	American Express Bank, FSB, 5.29%, 10/16/06	6,000

	Total Investments of Cash Collateral for Securities Loaned (Cost $160,971)	160,971

	Total Investments — 122.5% (Cost $831,846)	955,195
	Liabilities in Excess of Other Assets — (22.5)%	(175,561

	NET ASSETS — 100.0%	$779,634

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non- income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, Swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$137,428
Aggregate gross unrealized depreciation	(14,079)

Net unrealized appreciation/depreciation	$123,349

Federal income tax cost of investments	$831,846

JPMorgan SmartRetirement 2010 Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)

Shares	Security Description	Value ($)

	Investment Companies — 95.3% (b)
526,615	JPMorgan Bond Fund	4,860,655
459,291	JPMorgan Core Bond Fund	4,854,705
87,581	JPMorgan Emerging Markets Debt Fund	734,802
6,854	JPMorgan Emerging Markets Equity Fund	109,795
88,506	JPMorgan High Yield Bond Fund	735,488
27,079	JPMorgan International Equity Fund	981,068
66,855	JPMorgan International Opportunities Fund	981,438
52,805	JPMorgan Intrepid America Fund (a)	1,393,514
256,964	JPMorgan Prime Money Market Fund	256,964
4,714	JPMorgan Small Cap Equity Fund (a)	145,890
21,451	JPMorgan Small Cap Growth Fund (a)	254,842
10,393	JPMorgan Small Cap Value Fund	257,527
152,953	JPMorgan U.S. Equity Fund	1,797,198
41,948	JPMorgan U.S. Real Estate Fund	991,661

	Total Investments — 95.3% (Cost $18,007,025)	18,355,547
	Other Assets in Excess of Liabilities — 4.7%	905,565

	NET ASSETS — 100.0%	$19,261,112

Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security.

(b) Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	348,522
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$348,522

Federal income tax cost of investments	$18,007,025

JPMorgan SmartRetirement 2015 Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)

Shares	Security Description	Value ($)

	Investment Companies — 78.6% (b)
704,478	JPMorgan Bond Fund	6,502,327
614,807	JPMorgan Core Bond Fund	6,498,506
131,210	JPMorgan Emerging Markets Debt Fund	1,100,855
38,611	JPMorgan Emerging Markets Equity Fund	618,552
132,479	JPMorgan High Yield Bond Fund	1,100,898
73,582	JPMorgan International Equity Fund	2,665,873
181,707	JPMorgan International Opportunities Fund	2,667,457
109,531	JPMorgan Intrepid America Fund (a)	2,890,520
51,499	JPMorgan Intrepid Growth Fund (a)	1,101,055
63,416	JPMorgan Large Cap Value Fund	1,099,637
181,902	JPMorgan Prime Money Market Fund	181,902
28,804	JPMorgan Small Cap Equity Fund (a)	891,479
43,166	JPMorgan Small Cap Growth Fund (a)	512,812
20,898	JPMorgan Small Cap Value Fund	517,857
280,806	JPMorgan U.S. Equity Fund	3,299,468
110,530	JPMorgan U.S. Real Estate Fund	2,612,926

	Total Investments — 78.6% (Cost $33,681,324)	34,262,124
	Other Assets In Excess of Liabilities — 21.4%	9,347,356

	Net Assets — 100.0%	$43,609,480

Percentages indicated are based on net assets.

Abbreviations:
(a) Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$580,800
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$580,800

Federal income tax cost of investments	$33,681,324

JPMorgan SmartRetirement 2020 Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)

Shares	Security Description	Value ($)

	Investment Companies — 95.7% (b)
842,236	JPMorgan Bond Fund	7,773,840
734,794	JPMorgan Core Bond Fund	7,766,770
173,467	JPMorgan Emerging Markets Debt Fund	1,455,387
74,209	JPMorgan Emerging Markets Equity Fund	1,188,835
174,610	JPMorgan High Yield Bond Fund	1,451,013
186,220	JPMorgan International Equity Fund	6,746,748
460,038	JPMorgan International Opportunities Fund	6,753,353
259,583	JPMorgan Intrepid America Fund (a)	6,850,388
222,794	JPMorgan Intrepid Growth Fund (a)	4,763,337
274,290	JPMorgan Large Cap Value Fund	4,756,193
511,507	JPMorgan Prime Money Market Fund	511,506
59,521	JPMorgan Small Cap Equity Fund (a)	1,842,176
82,834	JPMorgan Small Cap Growth Fund (a)	984,069
40,201	JPMorgan Small Cap Value Fund	996,187
548,040	JPMorgan U.S. Equity Fund	6,439,464
246,019	JPMorgan U.S. Real Estate Fund	5,815,879

	Total Investments — 95.7% (Cost $64,031,884)	66,095,145
	Other Assets in Excess of Liabilities — 4.3%	2,993,953

	Net Assets — 100.0%	$69,089,098

Percentages indicated are based on net assets.

Abbreviations:
(a) Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,063,261
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$2,063,261

Federal income tax cost of investments	$64,031,884

JPMorgan SmartRetirement 2030 Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)

Shares	Security Description	Value ($)

	Investment Companies —96.1% (b)
444,919	JPMorgan Bond Fund	4,106,600
388,098	JPMorgan Core Bond Fund	4,102,193
80,933	JPMorgan Emerging Markets Debt Fund	679,029
116,817	JPMorgan Emerging Markets Equity Fund	1,871,407
81,719	JPMorgan High Yield Bond Fund	679,081
211,462	JPMorgan International Equity Fund	7,661,251
522,443	JPMorgan International Opportunities Fund	7,669,468
285,595	JPMorgan Intrepid America Fund (a)	7,536,839
257,090	JPMorgan Intrepid Growth Fund (a)	5,496,575
316,489	JPMorgan Large Cap Value Fund	5,487,922
537,114	JPMorgan Prime Money Market Fund	537,114
154,718	JPMorgan Realty Income Fund	2,899,413
62,312	JPMorgan Small Cap Equity Fund (a)	1,928,557
129,232	JPMorgan Small Cap Growth Fund (a)	1,535,270
63,005	JPMorgan Small Cap Value Fund	1,561,252
49,640	JPMorgan U.S. Equity Fund	583,274
386,375	JPMorgan U.S. Large Cap Core Plus Fund (a)	6,823,385
147,585	JPMorgan U.S. Real Estate Fund	3,488,905

	Total Investments —96.1% (Cost $61,905,309)	64,647,535
	Other Assets In Excess of Liabilities —3.9%	2,639,133

	Net Assets —100.0%	$67,286,668

Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,742,226
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$2,742,226

Federal income tax cost of investments	$61,905,309

JPMorgan SmartRetirement 2040 Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)

Shares	Security Description	Value ($)

	Investment Companies — 97.7% (b)
356,956	JPMorgan Bond Fund	3,294,708
311,163	JPMorgan Core Bond Fund	3,288,993
67,091	JPMorgan Emerging Markets Debt Fund	562,894
104,852	JPMorgan Emerging Markets Equity Fund	1,679,730
67,828	JPMorgan High Yield Bond Fund	563,651
185,984	JPMorgan International Equity Fund	6,738,213
459,206	JPMorgan International Opportunities Fund	6,741,139
249,986	JPMorgan Intrepid America Fund (a)	6,597,132
223,127	JPMorgan Intrepid Growth Fund (a)	4,770,454
275,478	JPMorgan Large Cap Value Fund	4,776,795
524,493	JPMorgan Prime Money Market Fund	524,493
149,908	JPMorgan Realty Income Fund	2,809,274
53,993	JPMorgan Small Cap Equity Fund (a)	1,671,080
116,691	JPMorgan Small Cap Growth Fund (a)	1,386,294
57,053	JPMorgan Small Cap Value Fund	1,413,763
373,550	JPMorgan U.S. Large Cap Core Plus Fund (a)	6,596,893
118,998	JPMorgan U.S. Real Estate Fund	2,813,113

	Total Investments — 97.7% (Cost $53,441,880)	56,228,619
	Other Assets in Excess of Liabilities — 2.3%	1,307,145

	Net Assets — 100.0%	$57,535,764

Percentages indicated are based on net assets.

ABBREVIATIONS:
(a) Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,786,739
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$2,786,739

Federal income tax cost of investments	$53,441,880

JPMorgan SmartRetirement Income Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)

Shares	Security Description	Value ($)

	Investment Companies — 99.4% (b)
73,472	JPMorgan Bond Fund	678,149
64,125	JPMorgan Core Bond Fund	677,801
10,476	JPMorgan Emerging Markets Debt Fund	87,894
10,577	JPMorgan High Yield Bond Fund	87,894
2,122	JPMorgan International Equity Fund	76,871
5,239	JPMorgan International Opportunities Fund	76,908
3,422	JPMorgan Intrepid America Fund (a)	90,297
61,399	JPMorgan Prime Money Market Fund	61,399
1,936	JPMorgan Small Cap Growth Fund (a)	22,995
843	JPMorgan Small Cap Value Fund	20,880
13,313	JPMorgan U.S. Equity Fund	156,427
2,786	JPMorgan U.S. Real Estate Fund	65,857

	Total Investments — 99.4% (Cost $2,092,754)	2,103,372
	Other Assets in Excess of Liabilities — 0.6%	11,975

	Net Assets — 100.0%	$2,115,347

Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security.

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,618
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$10,618

Federal income tax cost of investments	$2,092,754

JPMorgan Strategic Small Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.7%
	Common Stocks — 98.7%
	Aerospace & Defense — 1.7%
2	Heico Corp.	82

	Airlines — 1.5%
8	Airtran Holdings, Inc. (a)	75

	Biotechnology — 1.0%
1	Cubist Pharmaceuticals, Inc. (a)	19
2	Dusa Pharmaceuticals, Inc. (a)	8
1	Theravance, Inc. (a)	22

		49

	Building Products — 2.0%
4	ElkCorp.	101

	Capital Markets — 2.8%
-(h)	Affiliated Managers Group, Inc. (a)	40
1	Investment Technology Group, Inc. (a)	63
3	Technology Investment Capital Corp.	37

		140

	Commercial Banks — 0.4%
1	East-West Bancorp, Inc.	20

	Commercial Services & Supplies — 3.1%
2	Corrections Corp. of America (a)	65
7	Spherion Corp. (a)	49
2	Steelcase, Inc.	38

		152

	Communications Equipment — 4.8%
4	CommScope, Inc. (a)	132
3	Comtech Telecommunications Corp. (a)	107

		239

	Computers & Peripherals — 1.0%
2	Komag, Inc. (a)	48

	Containers & Packaging — 2.3%
9	Intertape Polymer Group, Inc. (Canada) (a)	66
1	Silgan Holdings, Inc.	49

		115

	Diversified Consumer Services — 1.0%
5	INVESTools, Inc. (a)	49

	Diversified Financial Services — 2.7%
6	Marlin Business Services, Inc. (a)	134

	Diversified Telecommunication Services — 2.2%
2	Cbeyond, Inc. (a)	52
3	CT Communications, Inc.	59

		111

	Electrical Equipment — 4.7%
1	Acuity Brands, Inc.	55
3	General Cable Corp. (a)	126
3	Powell Industries, Inc. (a)	55

		236

	Electronic Equipment & Instruments — 4.3%
6	Aeroflex, Inc. (a)	58
2	Anixter International, Inc. (a)	90
2	Benchmark Electronics, Inc. (a)	64

		212

JPMorgan Strategic Small Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Energy Equipment & Services — 2.9%
2	Gulf Island Fabrication, Inc.	52
2	Hornbeck Offshore Services, Inc. (a)	57
1	Oceaneering International, Inc. (a)	37

		146

	Food Products — 2.0%
3	Lance, Inc.	55
2	Reddy Ice Holdings, Inc.	46

		101

	Gas Utilities — 2.0%
2	Energen Corp.	101

	Health Care Equipment & Supplies — 1.2%
1	DJO, Inc. (a)	37
1	Hologic, Inc. (a)	24

		61

	Health Care Providers & Services — 1.2%
1	American Dental Partners, Inc. (a)	15
1	Kindred Healthcare, Inc. (a)	32
1	Symbion, Inc. (a)	13

		60

	Household Durables — 5.7%
18	Champion Enterprises, Inc. (a)	121
8	Interface, Inc., Class A (a)	99
3	Tupperware Brands Corp.	64

		284

	Insurance — 4.7%
2	Hanover Insurance Group, Inc. (The)	89
2	ProAssurance Corp. (a)	99
2	Security Capital Assurance Ltd. (Bermuda) (a)	48

		236

	IT Services — 0.7%
2	Wright Express Corp. (a)	36

	Leisure Equipment & Products — 2.1%
3	JAKKS Pacific, Inc. (a)	57
2	MarineMax, Inc. (a)	46

		103

	Machinery — 2.4%
2	Gardner Denver, Inc. (a)	56
2	Greenbrier Cos., Inc.	64

		120

	Marine — 3.0%
3	American Commercial Lines, Inc. (a)	149

	Media — 0.2%
-(h)	Media General, Inc., Class A	11

	Metals & Mining — 3.7%
3	Century Aluminum Co. (a)	115
3	Commercial Metals Co.	67

		182

	Multi-Utilities — 1.9%
7	CMS Energy Corp. (a)	94

	Oil, Gas & Consumable Fuels — 2.2%
16	Brigham Exploration Co. (a)	109

	Paper & Forest Products — 0.9%
18	Abitibi-Consolidated, Inc. (Canada)	45

	Pharmaceuticals — 1.0%
4	Cypress Bioscience, Inc. (a)	30
1	Nastech Pharmaceutical Co., Inc. (a)	18

		48

JPMorgan Strategic Small Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Real Estate Investment Trusts (REITs) — 9.3%
2	Agree Realty Corp.	66
2	Brandywine Realty Trust	65
2	KKR Financial Corp.	49
1	Mid-America Apartment Communities, Inc.	55
5	Resource Capital Corp.	71
2	Sovran Self Storage, Inc.	83
2	Universal Health Realty Income Trust	72

		461

	Semiconductors & Semiconductor Equipment — 2.5%
1	Cymer, Inc. (a)	39
2	Integrated Device Technology, Inc. (a)	37
8	PMC-Sierra, Inc. (a)	46

		122

	Software — 1.2%
6	Borland Software Corp. (a)	34
2	Epicor Software Corp. (a)	28

		62

	Specialty Retail — 3.4%
2	GameStop Corp., Class A (a)	102
3	Lithia Motors, Inc., Class A	69

		171

	Thrifts & Mortgage Finance — 4.1%
4	BankAtlantic Bancorp, Inc., Class A	57
2	Berkshire Hills Bancorp, Inc.	68
4	Brookline Bancorp, Inc.	55
2	Clayton Holdings, Inc. (a)	25

		205

	Tobacco — 2.8%
9	Vector Group Ltd.	138

	Trading Companies & Distributors — 2.1%
3	GATX Corp.	103

	Total Investments — 98.7% (Cost $4,842)	4911
	Other Assets In Excess of Liabilities — 1.3%	66

	NET ASSETS — 100.0%	$4,977

Percentages indicated are based on net assets.

Abbreviations:

(a) —	Non-income producing security.
(h) —	Amount rounds to less than one thousand.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$382
Aggregate gross unrealized depreciation		(313)

Net unrealized appreciation/depreciation		$69

Federal income tax cost of investments		$4,842

JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.1%
	Common Stocks — 98.1%
	Aerospace & Defense — 1.3%
163	Honeywell International, Inc.	6,678
203	United Technologies Corp.	12,843

		19,521

	Auto Components — 2.0%
400	Johnson Controls, Inc.	28,692

	Beverages — 1.4%
240	Coca-Cola Co. (The)	10,713
148	PepsiCo, Inc.	9,632

		20,345

	Biotechnology — 2.2%
382	Amgen, Inc. (a)	27,303
169	MedImmune, Inc. (a)	4,933

		32,236

	Capital Markets — 3.2%
209	Bank of New York Co., Inc. (The)	7,373
71	Lazard Ltd., Class A (Bermuda)	2,850
14	Legg Mason, Inc.	1,422
300	Morgan Stanley	21,870
202	State Street Corp.	12,605

		46,120

	Chemicals — 2.4%
65	Monsanto Co.	3,051
44	Potash Corp. of Saskatchewan (Canada)	4,542
341	Praxair, Inc.	20,177
157	Rohm & Haas Co.	7,415

		35,185

	Commercial Banks — 3.8%
116	Marshall & Ilsley Corp.	5,606
96	North Fork Bancorp, Inc.	2,750
168	U.S. Bancorp	5,590
195	Wachovia Corp.	10,861
837	Wells Fargo & Co.	30,300

		55,107

	Commercial Services & Supplies — 0.2%
78	Waste Management, Inc.	2,871

	Communications Equipment — 5.1%
1,323	Cisco Systems, Inc. (a)	30,438
806	Corning, Inc. (a)	19,676
235	Juniper Networks, Inc. (a)	4,056
263	Motorola, Inc.	6,574
374	QUALCOMM, Inc.	13,582

		74,326

	Computers & Peripherals — 3.3%
101	Apple Computer, Inc. (a)	7,757
265	Dell, Inc. (a)	6,054
402	Hewlett-Packard Co.	14,767
182	International Business Machines Corp.	14,893
1,022	Sun Microsystems, Inc. (a)	5,077

		48,548

	Consumer Finance — 1.0%
265	American Express Co.	14,862

	Diversified Financial Services — 6.4%
828	Bank of America Corp.	44,356
134	CIT Group, Inc.	6,525
853	Citigroup, Inc.	42,368

		93,249

	Diversified Telecommunication Services — 3.5%
470	AT&T, Inc. (m)	15,288
135	BellSouth Corp.	5,784
104	Embarq Corp.	5,034
658	Verizon Communications, Inc.	24,447

		50,553

	Electric Utilities — 2.0%
388	Edison International	16,161
566	Northeast Utilities	13,168

		29,329

JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Energy Equipment & Services — 1.5%
355	Schlumberger Ltd. (Neth. Antilles)	22,034

	Food & Staples Retailing — 3.1%
181	CVS Corp.	5,816
116	Safeway, Inc.	3,530
492	Supervalu, Inc.	14,591
618	Sysco Corp.	20,680

		44,617

	Food Products — 0.6%
166	Kellogg Co.	8,196

	Health Care Equipment & Supplies — 0.5%
144	Medtronic, Inc.	6,701

	Health Care Providers & Services — 1.3%
135	Aetna, Inc.	5,352
56	Medco Health Solutions, Inc. (a)	3,369
81	UnitedHealth Group, Inc.	3,965
73	WellPoint, Inc. (a)	5,602

		18,288

	Hotels, Restaurants & Leisure — 1.2%
230	Hilton Hotels Corp.	6,395
184	Starwood Hotels & Resorts Worldwide, Inc.	10,534

		16,929

	Household Durables — 0.3%
152	Toll Brothers, Inc. (a)	4,271

	Household Products — 2.7%
139	Clorox Co.	8,738
482	Procter & Gamble Co.	29,866

		38,604

	Industrial Conglomerates — 5.7%
88	3M Co.	6,579
1,964	General Electric Co.	69,341
222	Tyco International Ltd. (Bermuda)	6,204

		82,124

	Insurance — 5.3%
99	AMBAC Financial Group, Inc.	8,233
225	American International Group, Inc.	14,895
2	Berkshire Hathaway, Inc., Class B (a)	6,935
140	Endurance Specialty Holdings Ltd. (Bermuda)	4,929
160	Genworth Financial, Inc.	5,600
139	Hartford Financial Services Group, Inc.	12,095
367	RenaissanceRe Holdings Ltd. (Bermuda)	20,398
109	Willis Group Holdings Ltd. (United Kingdom)	4,140

		77,225

	Internet Software & Services — 1.2%
76	eBay, Inc. (a)	2,149
22	Google, Inc., Class A (a)	8,882
255	Yahoo!, Inc. (a)	6,447

		17,478

	Machinery — 1.2%
63	Danaher Corp.	4,332
162	Deere & Co.	13,609

		17,941

	Media — 2.9%
262	CBS Corp., Class B	7,374
236	Comcast Corp., Class A (a)	8,712
128	Gannett Co., Inc.	7,302
291	News Corp., Class A	5,714
231	Time Warner, Inc.	4,215
236	Viacom, Inc., Class B (a)	8,792

		42,109

	Metals & Mining — 0.5%
126	United States Steel Corp.	7,250

	Multi-Utilities — 1.5%
473	Duke Energy Corp.	14,288
340	Xcel Energy, Inc.	7,021

		21,309

	Multiline Retail — 0.7%
156	Kohl’s Corp. (a)	10,145

	Oil, Gas & Consumable Fuels — 7.2%
84	Apache Corp.	5,298
261	Chevron Corp.	16,902
179	ConocoPhillips	10,650
113	Devon Energy Corp.	7,136
112	EOG Resources, Inc.	7,312

JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

618	Exxon Mobil Corp.	41,465
63	Marathon Oil Corp.	4,814
186	Occidental Petroleum Corp.	8,963
42	Valero Energy Corp.	2,187

		104,727

	Pharmaceuticals — 7.4%
456	Abbott Laboratories	22,160
225	Bristol-Myers Squibb Co.	5,602
130	Eli Lilly & Co.	7,407
130	Johnson & Johnson	8,419
248	Merck & Co., Inc.	10,404
496	Pfizer, Inc.	14,052
682	Schering-Plough Corp.	15,070
121	Sepracor, Inc. (a)	5,846
351	Wyeth	17,862

		106,822

	Real Estate Investment Trusts (REITs) — 1.0%
157	Apartment Investment & Management Co.	8,519
253	Host Hotels & Resorts, Inc.	5,807

		14,326

	Road & Rail — 2.5%
184	CSX Corp.	6,024
686	Norfolk Southern Corp.	30,218

		36,242

	Semiconductors & Semiconductor Equipment — 1.8%
79	KLA-Tencor Corp.	3,506
496	Linear Technology Corp.	15,439
112	Marvell Technology Group Ltd. (Bermuda) (a)	2,166
260	Xilinx, Inc.	5,696

		26,807

	Software — 3.0%
1,033	Microsoft Corp.	28,234
884	Oracle Corp. (a)	15,683

		43,917

	Specialty Retail — 2.7%
1,263	Staples, Inc.	30,729
310	TJX Cos., Inc.	8,684

		39,413

	Thrifts & Mortgage Finance — 1.5%
214	Freddie Mac	14,193
167	Washington Mutual, Inc.	7,242

		21,435

	Tobacco — 2.5%
480	Altria Group, Inc.	36,715

	Wireless Telecommunication Services — 0.5%
417	Sprint Nextel Corp.	7,145

	Total Common Stocks (Cost $1,127,879)	1,423,714

	Short-Term Investments — 1.3%
	Investment Company — 1.1%
15,875	JPMorgan Prime Money Market Fund (b) (m) (Cost $15,875)	15,875

Principal Amount ($)

	U.S. Treasury Obligation — 0.2%
2,000	U.S. Treasury Notes, 3.00%, 12/31/06 (k) (Cost $1,991)	1,990

	Total Short-Term Investments (Cost $17,866)	17,865

	Investments of Cash Collateral for Securities Loaned — 6.1%
	Certificates of Deposit — 1.2%
3,000	ABN AMRO Bank, Chicago, FRN, 5.32%, 12/26/06	3,000
4,000	Barclays, New York, FRN, 5.33%, 06/06/07	4,000
4,501	Calyon, London, 5.30%, 10/03/06	4,501
400	Credit Suisse First Boston, New York, FRN, 5.40%, 10/17/06	400
2,000	KBC, New York, FRN, 5.32%, 12/12/06	2,000
4,000	Societe Generale, New York, FRN, 5.32%, 11/24/06	4,000

		17,901

	Commercial Paper — 0.6%
3,978	Citigroup Funding, Inc., 5.30%, 10/20/06	3,978
398	Concord Minutemen, C.C. LLC, Series A, 5.29%, 10/20/06	398
3,980	Fenway Funding LLC, 5.33%, 10/23/06	3,980

		8,356

	Corporate Notes — 1.6%
3,000	Alliance and Leister plc, FRN, 5.32%, 10/29/07	3,000
4,000	Allstate Life Global Funding II, FRN, 5.31%, 10/29/07	4,000

JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,500	Banque Federative Du Credit Mutuel, FRN, 5.33%, 07/13/07	2,500
4,000	Landsbanki Islands HF, FRN, 5.41%, 03/16/07	4,000
2,500	Macquarie Bank Ltd., FRN, 5.35%, 10/29/07	2,500
3,000	Morgan Stanley, FRN, 5.56%, 10/29/07	3,000
4,000	Unicredito Italiano Bank plc (Ireland), FRN, 5.34%, 10/29/07	4,000

		23,000

	Repurchase Agreements — 2.3%
16,741	Banc of America Securities LLC, 5.39%, dated 09/29/06 due 10/02/06, repurchase price $16,749, collateralized by U.S. Government Agency Mortgages	16,741
17,000	Lehman Brothers, Inc., 5.38%, dated 09/29/06, due 10/02/06, repurchase price $17,008, collateralized by U.S. Government Agency Mortgages	17,000

		33,741

	Time Deposits — 0.4%
4,000	American Express Bank, FSB, 5.29%, 10/16/06	4,000
2,000	Ulster Bank of Ireland Ltd., 5.33%, 01/31/07	2,000

		6,000

	Total Investments of Cash Collateral for Securites Loaned (Cost $88,998)	88,998

	Total Investments — 105.5% (Cost $1,234,743)	1,530,577
	Liabilities in Excess of Other Assets — (5.5)%	(79,752)

	NET ASSETS — 100.0%	$1,450,825

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 9/30/06 (USD)	Unrealized Appreciation (Depreciation (USD)

57	S & P 500 Index	December, 2006	$19,172	$115

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.
USD	United States Dollar.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$305,037
Aggregate gross unrealized depreciation	(9,203)

Net unrealized appreciation/depreciation	$295,834

Federal income tax cost of investments	$1,234,743

JPMorgan U.S. Large Cap Core Plus Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long Positions — 119.8% (j)
	Common Stocks — 114.7%
	Aerospace & Defense — 2.1%
15	Goodrich Corp.	622
11	Honeywell International, Inc.	441
13	United Technologies Corp.	850

		1,913

	Auto Components — 2.2%
29	Johnson Controls, Inc.	2,073

	Beverages — 1.5%
16	Coca-Cola Co. (The)	716
10	PepsiCo, Inc.	636

		1,352

	Biotechnology — 2.3%
25	Amgen, Inc. (a)	1,816
11	MedImmune, Inc. (a)	326

		2,142

	Capital Markets — 4.4%
14	Bank of New York Co., Inc. (The)	491
5	Lazard Ltd., Class A (Bermuda)	190
1	Legg Mason, Inc.	100
30	Morgan Stanley	2,192
18	State Street Corp.	1,116

		4,089

	Chemicals — 3.5%
27	Georgia Gulf Corp.	748
4	Monsanto Co.	201
3	Potash Corp. of Saskatchewan (Canada)	307
25	Praxair, Inc.	1,497
10	Rohm & Haas Co.	492

		3,245

	Commercial Banks — 4.6%
13	Marshall & Ilsley Corp.	649
6	North Fork Bancorp, Inc.	183
6	Synovus Financial Corp.	182
11	U.S. Bancorp	370
13	Wachovia Corp.	716
61	Wells Fargo & Co.	2,198

		4,298

	Commercial Services & Supplies — 0.2%
5	Waste Management, Inc.	192

	Communications Equipment — 5.7%
96	Cisco Systems, Inc. (a)	2,211
54	Corning, Inc. (a)	1,307
16	Juniper Networks, Inc. (a)	269
17	Motorola, Inc.	436
25	QUALCOMM, Inc.	905
18	Tellabs, Inc. (a)	194

		5,322

	Computers & Peripherals — 3.9%
7	Apple Computer, Inc. (a)	514
18	Dell, Inc. (a)	403
27	Hewlett-Packard Co.	978
12	International Business Machines Corp.	993
10	Seagate Technology (Cayman Islands) (a)	241
102	Sun Microsystems, Inc. (a)	506

		3,635

	Consumer Finance — 1.1%
18	American Express Co.	988

	Diversified Financial Services — 6.6%
55	Bank of America Corp.	2,946
9	CIT Group, Inc.	435
57	Citigroup, Inc.	2,809

		6,190

JPMorgan U.S. Large Cap Core Plus Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Diversified Telecommunication Services — 3.6%
31	AT&T, Inc. (m)	1,014
9	BellSouth Corp.	383
7	Embarq Corp.	335
44	Verizon Communications, Inc.	1,621

		3,353

	Electric Utilities — 2.1%
26	Edison International	1,071
38	Northeast Utilities	874

		1,945

	Energy Equipment & Services — 1.9%
11	Nabors Industries Ltd. (Bermuda) (a)	315
24	Schlumberger Ltd. (Neth. Antilles)	1,463

		1,778

	Food & Staples Retailing — 4.5%
12	CVS Corp.	398
33	Safeway, Inc.	1,010
46	Supervalu, Inc.	1,355
41	Sysco Corp.	1,373

		4,136

	Food Products — 0.6%
11	Kellogg Co.	537

	Health Care Equipment & Supplies — 0.5%
10	Medtronic, Inc.	443

	Health Care Providers & Services — 1.3%
9	Aetna, Inc. (m)	354
4	Medco Health Solutions, Inc. (a)	221
5	UnitedHealth Group, Inc.	261
5	WellPoint, Inc. (a)	367

		1,203

	Hotels, Restaurants & Leisure — 1.4%
15	Hilton Hotels Corp.	424
12	Starwood Hotels & Resorts Worldwide, Inc.	700
3	Yum! Brands, Inc.	146

		1,270

	Household Durables — 1.4%
13	D.R. Horton, Inc.	302
6	Fortune Brands, Inc.	451
21	Toll Brothers, Inc. (a)	588

		1,341

	Household Products — 3.2%
9	Clorox Co.	586
39	Procter & Gamble Co.	2,412

		2,998

	Industrial Conglomerates — 5.9%
6	3M Co.	432
130	General Electric Co.	4,594
15	Tyco International Ltd. (Bermuda)	411

		5,437

	Insurance — 5.7%
7	AMBAC Financial Group, Inc.	560
15	American International Group, Inc.	986
- (h)	Berkshire Hathaway, Inc., Class B (a)	368
9	Endurance Specialty Holdings Ltd. (Bermuda)	328
11	Genworth Financial, Inc.	372
9	Hartford Financial Services Group, Inc.	804
4	MBIA, Inc.	275
24	RenaissanceRe Holdings Ltd. (Bermuda)	1,351
8	Willis Group Holdings Ltd. (United Kingdom)	294

		5,338

	Internet Software & Services — 1.2%
5	eBay, Inc. (a)	140
1	Google, Inc., Class A (a)	597
17	Yahoo!, Inc. (a)	426

		1,163

	IT Services — 0.5%
20	Sabre Holdings Corp., Class A	461

	Machinery — 1.6%
4	Danaher Corp.	281
15	Deere & Co.	1,227

		1,508

JPMorgan U.S. Large Cap Core Plus Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Media — 3.0%
17	CBS Corp., Class B	491
16	Comcast Corp., Class A (a)	577
9	Gannett Co., Inc.	486
19	News Corp., Class A	378
15	Time Warner, Inc.	282
16	Viacom, Inc., Class B (a)	587

		2,801

	Metals & Mining — 0.5%
8	United States Steel Corp.	484

	Multi-Utilities — 1.5%
31	Duke Energy Corp.	945
22	Xcel Energy, Inc.	463

		1,408

	Multiline Retail — 0.9%
13	Kohl’s Corp. (a)	870

	Oil, Gas & Consumable Fuels — 7.8%
6	Apache Corp.	360
17	Chevron Corp.	1,127
12	ConocoPhillips	710
12	Devon Energy Corp.	773
7	EOG Resources, Inc.	483
41	Exxon Mobil Corp.	2,743
4	Marathon Oil Corp.	312
12	Occidental Petroleum Corp.	596
3	Valero Energy Corp.	144

		7,248

	Paper & Forest Products — 0.5%
7	Weyerhaeuser Co.	431

	Pharmaceuticals — 7.8%
30	Abbott Laboratories (m)	1,465
15	Bristol-Myers Squibb Co.	371
9	Eli Lilly & Co.	495
9	Johnson & Johnson	555
17	Merck & Co., Inc.	692
33	Pfizer, Inc.	933
45	Schering-Plough Corp.	1,000
11	Sepracor, Inc. (a)	555
23	Wyeth	1,186

		7,252

	Real Estate Investment Trusts (REITs) — 1.5%
14	Apartment Investment & Management Co.	746
17	Host Hotels & Resorts, Inc.	390
18	Innkeepers USA Trust	293

		1,429

	Road & Rail — 3.6%
27	CSX Corp.	894
57	Norfolk Southern Corp.	2,492

		3,386

	Semiconductors & Semiconductor Equipment — 2.7%
5	KLA-Tencor Corp.	232
41	Linear Technology Corp.	1,281
7	Marvell Technology Group Ltd. (Bermuda) (a)	144
42	PMC-Sierra, Inc. (a)	246
30	Xilinx, Inc.	654

		2,557

	Software — 3.1%
68	Microsoft Corp.	1,870
59	Oracle Corp. (a)	1,040

		2,910

	Specialty Retail — 3.7%
9	Advance Auto Parts, Inc. (m)	310
107	Staples, Inc.	2,597
21	TJX Cos., Inc.	575

		3,482

	Thrifts & Mortgage Finance — 1.5%
14	Freddie Mac	949
11	Washington Mutual, Inc.	480

		1,429

JPMorgan U.S. Large Cap Core Plus Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Tobacco — 2.6%
32	Altria Group, Inc. (m)	2,433

	Wireless Telecommunication Services — 0.5%
28	Sprint Nextel Corp.	473

	Total Common Stocks (Cost $100,847)	106,943

	Short-Term Investment — 5.1%
	Investment Company — 5.1%
4,782	JPMorgan Prime Money Market Fund (b) (m) (Cost $4,782)	4,782

	Total Long Positions — 119.8% (Cost $105,629)	111,725
	Liabilities in Excess of Other Assets — (19.8)%	(18,472)

	Net Assets — 100.0%	$93,253

	Short Positions — 18.5%
	Common Stocks — 18.5%
	Aerospace & Defense — 0.7%
11,700	Rockwell Collins, Inc.	642

	Beverages — 0.3%
5,300	Anheuser-Busch Cos., Inc.	252

	Building Products — 0.2%
7,800	Masco Corp.	214

	Capital Markets — 1.0%
3,000	Bear Stearns Cos., Inc. (The)	421
6,760	Lehman Brothers Holdings, Inc.	499

		920

	Chemicals — 1.3%
13,680	Huntsman Corp. (a)	249
14,820	Nalco Holding Co. (a)	274
22,800	Westlake Chemical Corp.	730

		1,253

	Commercial Banks — 0.9%
4,473	Commerce Bancshares, Inc.	226
3,900	Hancock Holding Co.	209
6,100	Vineyard National Bancorp	158
5,900	Whitney Holding Corp.	211

		804

	Computers & Peripherals — 0.2%
12,190	Western Digital Corp. (a)	221

	Diversified Financial Services — 0.3%
4,950	Moody’s Corp.	324

	Energy Equipment & Services — 0.3%
12,800	Patterson-UTI Energy, Inc.	304

	Food & Staples Retailing — 2.2%
15,830	Costco Wholesale Corp.	786
31,760	Kroger Co. (The)	735
9,300	Whole Foods Market, Inc.	553

		2,074

	Food Products — 1.8%
6,100	Archer-Daniels-Midland Co.	231
7,800	Bunge Ltd.	452
17,000	Campbell Soup Co.	620
6,600	Hershey Co. (The)	353

		1,656

	Health Care Equipment & Supplies — 1.0%
19,200	Edwards Lifesciences Corp. (a)	894

	Household Durables — 0.8%
1,870	Beazer Homes USA, Inc.	73
7,390	KB Home	324
4,260	Meritage Homes Corp. (a)	177
2,900	Mohawk Industries, Inc. (a)	216

		790

	Insurance — 0.1%
3,300	Infinity Property & Casualty Corp.	136

	Internet & Catalog Retail — 0.5%
27,000	Expedia, Inc. (a)	423

	Metals & Mining — 0.3%
2,800	Phelps Dodge Corp.	237

	Multi-Utilities — 0.4%
9,600	OGE Energy Corp.	347

JPMorgan U.S. Large Cap Core Plus Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Paper & Forest Products — 0.8%
12,900	International Paper Co.	447
14,070	Louisiana-Pacific Corp.	264

		711

	Real Estate Investment Trusts (REITs) — 0.5%
4,320	Developers Diversified Realty Corp.	241
3,400	PS Business Parks, Inc., Class A	205

		446

	Road & Rail — 1.8%
76,400	Heartland Express, Inc.	1,198
26,100	Knight Transportation, Inc.	442

		1,640

	Semiconductors & Semiconductor Equipment — 1.9%
22,200	Intel Corp.	457
4,125	Lam Research Corp. (a)	187
12,850	Microchip Technology, Inc.	417
14,900	Micron Technology, Inc. (a)	259
14,300	Texas Instruments, Inc.	475

		1,795

	Specialty Retail — 1.2%
3,000	AutoZone, Inc.	310
9,900	Limited Brands, Inc.	262
14,480	Office Depot, Inc. (a)	575

		1,147

	Total Short Positions — 18.5% (Proceeds $17,121)	$17,230

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value At 09/30/06 (USD)	Unrealized Appreciation (Depreciation) (USD)

	Long Futures Outstanding
3	S & P 500 Index	December, 2006	$1,009	$24

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand.
(j)	Securities are pledged with a broker as collateral for short sales.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

USD	United States Dollar

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,975
Aggregate gross unrealized depreciation	(879)

Net unrealized appreciation/depreciation	$6,096

Federal income tax cost of investments	$105,629

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of September 30, 2006
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.6%
	Common Stocks — 97.6%
	Aerospace & Defense — 2.0%
3	AAR Corp. (a) (m)	79
9	BE Aerospace, Inc. (a)	181
4	Ceradyne, Inc. (a)	168
4	Curtiss-Wright Corp.	128
13	Esterline Technologies Corp. (a)	449
5	Heico Corp.	178
6	K&F Industries Holdings, Inc. (a)	120
32	Moog, Inc., Class A (a)	1,116
4	Orbital Sciences Corp. (a)	71
2	Triumph Group, Inc.	95
3	United Industrial Corp.	134

		2,719

	Air Freight & Logistics — 0.2%
9	Hub Group, Inc., Class A (a)	203

	Airlines — 1.4%
5	Alaska Air Group, Inc. (a)	183
30	Continental Airlines, Inc., Class B (a)	841
29	ExpressJet Holdings, Inc. (a)	190
26	Mesa Air Group, Inc. (a)	202
9	Republic Airways Holdings, Inc. (a)	133
14	Skywest, Inc.	353

		1,902

	Auto Components — 0.6%
11	Aftermarket Technology Corp. (a)	192
8	ArvinMeritor, Inc.	118
1	Sauer-Danfoss, Inc.	26
4	Shiloh Industries, Inc. (a)	50
20	Tenneco, Inc. (a)	463

		849

	Automobiles — 0.0% (g)
10	Fleetwood Enterprises, Inc. (a)	67

	Beverages — 0.1%
8	National Beverage Corp.	92

	Biotechnology — 2.2%
6	Alexion Pharmaceuticals, Inc. (a)	190
10	Alkermes, Inc. (a)	160
5	Amylin Pharmaceuticals, Inc. (a)	211
10	BioMarin Pharmaceuticals, Inc. (a)	138
7	Cell Genesys, Inc. (a)	31
17	Cubist Pharmaceuticals, Inc. (a)	362
7	GTx, Inc. (a)	65
4	ICOS Corp. (a)	93
12	Incyte Corp. (a)	50
5	Martek Biosciences Corp. (a)	105
13	Medarex, Inc. (a)	141
8	Myogen, Inc. (a)	267
11	Myriad Genetics, Inc. (a)	278
5	Progenics Pharmaceuticals, Inc. (a)	124
22	Renovis, Inc. (a)	308
6	Theravance, Inc. (a)	157
6	United Therapeutics Corp. (a)	305

		2,985

	Building Products — 1.4%
3	Ameron International Corp.	193
5	ElkCorp.	130
3	Griffon Corp. (a)	76
1	Insteel Industries, Inc.	28
8	NCI Building Systems, Inc. (a)	460
20	Universal Forest Products, Inc.	985

		1,872

	Capital Markets — 0.8%
3	Calamos Asset Management, Inc., Class A	82
19	Knight Capital Group, Inc., Class A (a)	344
5	LaBranche & Co., Inc. (a)	52
3	optionsXpress Holdings, Inc.	89
1	Piper Jaffray Cos. (a)	85
22	Technology Investment Capital Corp.	325
2	TradeStation Group, Inc. (a)	26
6	Waddell & Reed Financial, Inc.	139

		1,142

	Chemicals — 1.5%
2	Balchem Corp.	40
4	Georgia Gulf Corp.	118
14	H.B. Fuller Co.	328
19	Hercules, Inc. (a)	303
2	Kronos Worldwide, Inc.	66
4	NewMarket Corp.	244
4	Pioneer Cos., Inc. (a)	91

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of September 30, 2006 (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

23	PolyOne Corp. (a)	191
3	Schulman (A.), Inc.	80
11	Spartech Corp.	286
17	W.R. Grace & Co. (a)	229

		1,976

	Commercial Banks — 7.1%
5	Amcore Financial, Inc.	151
3	Ameris Bancorp	94
2	Associated Banc-Corp.	51
2	BancFirst Corp.	93
5	Bank of Granite Corp.	92
2	Capital Corp. of the West	72
4	Capitol Bancorp Ltd.	165
3	Cardinal Financial Corp.	28
4	Center Financial Corp.	90
6	Central Pacific Financial Corp.	227
3	Chemical Financial Corp.	78
4	City Holding Co.	140
3	Columbia Banking System, Inc.	105
10	Community Bank System, Inc.	217
3	Community Trust Bancorp, Inc.	117
1	Enterprise Financial Services Corp.	22
18	First Bancorp	203
5	First Regional Bancorp (a)	181
4	First Republic Bank	160
12	First State Bancorp, Inc.	315
2	FNB Corp.	79
3	Glacier Bancorp, Inc.	114
2	Great Southern Bancorp, Inc.	59
7	Greater Bay Bancorp	186
28	Hanmi Financial Corp.	545
2	Heritage Commerce Corp.	56
1	Horizon Financial Corp.	39
13	IBERIABANK Corp.	799
10	Independent Bank Corp.	231
6	International Bancshares Corp.	187
4	Intervest Bancshares Corp. (a)	174
4	Lakeland Financial Corp.	85
2	Macatawa Bank Corp.	52
3	MB Financial, Inc.	107
4	Mercantile Bank Corp.	144
24	Nara Bancorp, Inc.	439
6	Oriental Financial Group	72
5	Pacific Capital Bancorp	146
4	Peoples Bancorp, Inc.	105
1	PremierWest Bancorp	18
12	PrivateBancorp, Inc.	558
23	R&G Financial Corp., Class B	172
13	Republic Bancorp, Inc.	174
1	Republic Bancorp, Inc., Class A	17
1	Santander Bancorp	25
1	Sierra Bancorp	22
2	Simmons First National Corp., Class A	67
8	Southwest Bancorp, Inc.	194
18	Sterling Bancshares, Inc.	373
10	Sterling Financial Corp.	314
11	Summit Bancshares, Inc.	298
4	Taylor Capital Group, Inc.	109
2	TriCo Bancshares	57
5	Umpqua Holdings Corp.	147
1	Virginia Commerce Bancorp (a)	27
10	West Coast Bancorp	307
10	Westamerica Bancorporation	500
4	Wilshire Bancorp, Inc.	84

		9,683

	Commercial Services & Supplies — 3.2%
4	American Ecology Corp.	73
3	Banta Corp.	119
1	Clean Harbors, Inc. (a)	44
3	Coinstar, Inc. (a)	95
8	Consolidated Graphics, Inc. (a)	475
1	CRA International, Inc. (a)	62
8	Deluxe Corp.	135
12	First Consulting Group, Inc. (a)	120
5	GEO Group, Inc. (The) (a)	207
6	Heidrick & Struggles International, Inc. (a)	223
13	Herman Miller, Inc.	438
6	Hudson Highland Group, Inc. (a)	55
48	IKON Office Solutions, Inc.	638
7	John H. Harland Co.	266
27	Kforce, Inc. (a)	323
3	Korn/Ferry International (a)	67
12	Labor Ready, Inc. (a)	186
9	Navigant Consulting, Inc. (a)	187
7	Spherion Corp. (a)	52
18	TeleTech Holdings, Inc. (a)	280

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of September 30, 2006 (continued)
(Amounts in thousands)

Shares		Security Description	Value ($)

3		Tetra Tech, Inc. (a)	58
4		United Stationers, Inc. (a)	186
3		Volt Information Sciences, Inc. (a)	114
-(h	)	Waste Connections, Inc. (a)	4

			4,407

		Communications Equipment — 2.6%
24		3Com Corp. (a)	104
17		Arris Group, Inc. (a)	197
8		Avocent Corp. (a)	232
3		Bel Fuse, Inc., Class B	103
5		Black Box Corp.	191
5		C-COR, Inc. (a)	43
10		CommScope, Inc. (a)	322
2		Digi International, Inc. (a)	31
3		Ditech Networks, Inc. (a)	25
11		Extreme Networks, Inc. (a)	41
23		Finisar Corp. (a)	84
10		Foundry Networks, Inc. (a)	137
7		Harmonic, Inc. (a)	52
27		Inter-Tel, Inc.	585
8		InterDigital Communications Corp. (a)	276
3		MasTec, Inc. (a)	35
13		MRV Communications, Inc. (a)	36
5		Netgear, Inc. (a)	109
10		Packeteer, Inc. (a)	84
13		Plantronics, Inc.	228
3		Polycom, Inc. (a)	64
13		Powerwave Technologies, Inc. (a)	98
3		Radyne Corp. (a)	31
4		Redback Networks, Inc. (a)	57
3		SafeNet, Inc. (a)	49
5		Sonus Networks, Inc. (a)	25
16		Symmetricom, Inc. (a)	125
8		Tekelec (a)	106
11		UTStarcom, Inc. (a)	99

			3,569

		Computers & Peripherals — 1.2%
13		Adaptec, Inc. (a)	58
41		Brocade Communications Systems, Inc. (a)	288
2		Electronics for Imaging, Inc. (a)	55
13		Gateway, Inc. (a)	25
13		Hypercom Corp. (a)	85
9		Imation Corp.	341
10		Komag, Inc. (a)	309
32		McData Corp., Class A (a)	160
10		Palm, Inc. (a)	141
19		Quantum Corp. (a)	41
4		Synaptics, Inc. (a)	88

			1,591

		Construction & Engineering — 0.1%
3		Washington Group International, Inc.	194

		Construction Materials — 0.1%
4		Headwaters, Inc. (a)	89
12		U.S. Concrete, Inc. (a)	75

			164

		Consumer Finance — 2.0%
3		ACE Cash Express, Inc. (a) (m)	81
11		Advance America Cash Advance Centers, Inc.	164
4		Advanta Corp., Class B	148
3		Asta Funding, Inc.	127
32		Cash America International, Inc.	1,235
6		CompuCredit Corp. (a)	184
7		Dollar Financial Corp. (a)	156
3		EZCORP Inc., Class A (a)	131
4		First Cash Financial Services, Inc. (a)	76
2		United PanAm Financial Corp. (a)	36
9		World Acceptance Corp. (a)	396

			2,734

		Containers & Packaging — 0.8%
3		AEP Industries, Inc. (a) (m)	122
2		Greif, Inc., Class A	176
22		Myers Industries, Inc.	372
3		Rock-Tenn Co., Class A	67
8		Silgan Holdings, Inc.	307

			1,044

		Distributors — 0.1%
7		Building Material Holding Corp.	177

		Diversified Consumer Services — 0.3%
7		Alderwoods Group, Inc. (a)	135
7		Vertrue, Inc. (a)	259

			394

		Diversified Financial Services — 0.1%
3		Marlin Business Services, Inc. (a)	71
10		Medallion Financial Corp.	113

			184

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of September 30, 2006 (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Diversified Telecommunication Services — 1.9%
7	Broadwing Corp. (a)	84
156	Cincinnati Bell, Inc. (a)	750
10	CT Communications, Inc.	224
4	Golden Telecom, Inc. (Russia)	130
74	Premiere Global Services, Inc. (a)	638
5	Talk America Holdings, Inc. (a)	44
24	Time Warner Telecom, Inc., Class A (a)	447
25	Windstream Corp.	330

		2,647

	Electric Utilities — 1.0%
19	El Paso Electric Co. (a)	418
3	IDACORP, Inc.	117
2	UIL Holdings Corp.	75
12	UniSource Energy Corp.	410
14	Westar Energy, Inc.	334

		1,354

	Electrical Equipment — 1.4%
4	A.O. Smith Corp.	150
7	Acuity Brands, Inc. (m)	309
5	Encore Wire Corp. (a)	180
8	Evergreen Solar, Inc. (a)	62
10	General Cable Corp. (a)	386
3	Power-One, Inc. (a)	22
19	Regal-Beloit Corp.	805

		1,914

	Electronic Equipment & Instruments — 2.8%
10	Aeroflex, Inc. (a)	101
14	Agilysis, Inc.	197
14	Anixter International, Inc. (a)	791
13	Benchmark Electronics, Inc. (a)	356
8	Brightpoint, Inc. (a)	116
2	CalAmp Corp. (a)	11
4	Checkpoint Systems, Inc. (a)	68
10	CTS Corp.	134
4	Echelon Corp. (a)	30
27	Global Imaging Systems, Inc (a)	589
7	Insight Enterprises, Inc. (a)	148
6	Itron, Inc. (a)	329
4	KEMET Corp. (a)	34
2	MTS Systems Corp.	78
7	Plexus Corp. (a)	142
4	Radisys Corp. (a)	83
2	Rofin-Sinar Technologies, Inc. (a)	121
1	SunPower Corp., Class A (a)	39
8	Technitrol, Inc.	224
14	TTM Technologies, Inc. (a)	165

		3,756

	Energy Equipment & Services — 2.6%
4	Basic Energy Services, Inc. (a)	90
33	Grey Wolf, Inc. (a)	218
4	Gulfmark Offshore, Inc. (a)	124
10	Hanover Compressor Co. (a)	188
4	Hercules Offshore, Inc. (a)	121
3	Hydril Co. (a)	191
7	Input/Output, Inc. (a)	72
7	Lone Star Technologies, Inc. (a)	358
3	Lufkin Industries, Inc.	159
4	Newpark Resources (a)	20
4	NS Group, Inc. (a)	232
7	Oil States International, Inc. (a)	193
21	Parker Drilling Co. (a)	149
6	RPC, Inc.	112
4	T-3 Energy Services, Inc. (a)	86
18	Trico Marine Services, Inc. (a)	611
6	Union Drilling, Inc. (a)	65
7	Veritas DGC, Inc. (a)	487

		3,476

	Food & Staples Retailing — 0.6%
3	Nash Finch Co.	61
10	Pantry, Inc. (The) (a)	586
11	Spartan Stores, Inc.	191

		838

	Food Products — 0.5%
16	Chiquita Brands International, Inc.	219
3	Flowers Foods, Inc.	90
7	J & J Snack Foods Corp.	215
3	Pilgrim’s Pride Corp.	90

		614

	Gas Utilities — 1.2%
7	New Jersey Resources Corp.	325
7	Nicor, Inc.	291
5	Northwest Natural Gas Co.	192
6	South Jersey Industries, Inc.	168
11	Southwest Gas Corp.	360
8	WGL Holdings, Inc.	238

		1,574

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of September 30, 2006 (continued)
(Amounts in thousands)

Shares		Security Description	Value ($)

		Health Care Equipment & Supplies — 3.0%
3		Arrow International, Inc.	108
6		Arthrocare Corp. (a)	291
2		Aspect Medical Systems, Inc. (a)	29
2		Biosite, Inc. (a)	106
3		CONMED Corp. (a)	55
30		Encore Medical Corp. (a)	191
4		Haemonetics Corp. (a)	206
7		Hologic, Inc. (a)	313
12		Immucor, Inc. (a)	274
5		Integra LifeSciences Holdings Corp. (a)	172
3		Inverness Medical Innovations, Inc. (a)	101
3		Kyphon, Inc. (a)	125
11		LifeCell Corp. (a)	367
3		Mentor Corp.	161
7		Neurometrix, Inc. (a)	139
3		Palomar Medical Technologies, Inc. (a)	114
5		PolyMedica Corp.	214
6		Stereotaxis, Inc. (a)	61
19		STERIS Corp.	448
3		SurModics, Inc. (a)	88
14		Thoratec Corp. (a)	212
12		Viasys Healthcare, Inc. (a)	332

			4,107

		Health Care Providers & Services — 2.6%
3		Air Methods Corp. (a)	75
24		Alliance Imaging, Inc. (a)	185
9		Apria Healthcare Group, Inc. (a)	172
12		Centene Corp. (a)	197
22		Five Star Quality Care, Inc. (a)	239
4		Genesis HealthCare Corp. (a)	176
11		inVentiv Health, Inc. (a)	355
7		Kindred Healthcare, Inc. (a)	196
8		LCA-Vision, Inc.	339
6		Magellan Health Services, Inc. (a)	273
2		Molina Healthcare, Inc. (a)	53
13		Owens & Minor, Inc.	428
21		PSS World Medical, Inc. (a)	422
8		Res-Care, Inc. (a)	151
6		Symbion, Inc. (a)	110
7		United Surgical Partners International, Inc. (a)	180

			3,551

		Health Care Technology — 1.1%
1		Allscripts Healthcare Solutions, Inc. (a)	18
5		Computer Programs & Systems, Inc.	163
8		Eclipsys Corp. (a)	150
9		Merge Technologies, Inc. (a)	58
10		Omnicell, Inc. (a)	179
23		Per-Se Technologies, Inc. (a)	531
23		Trizetto Group (a)	344

			1,443

		Hotels, Restaurants & Leisure — 1.7%
4		Bob Evans Farms, Inc.	109
8		CBRL Group, Inc.	336
26		Domino’s Pizza, Inc.	672
3		Dover Downs Gaming & Entertainment, Inc.	35
5		Jack in the Box, Inc. (a)	261
4		Monarch Casino & Resort, Inc. (a)	72
8		Multimedia Games, Inc. (a)	73
4		Rare Hospitality International, Inc. (a)	113
16		Ruby Tuesday, Inc.	448
10		Ryan’s Restaurant Group, Inc. (a)	162
13		Six Flags, Inc. (a)	67

			2,348

		Household Durables — 1.4%
17		Champion Enterprises, Inc. (a)	114
-(h	)	CSS Industries, Inc.	6
7		Directed Electronics, Inc. (a)	106
3		Ethan Allen Interiors, Inc.	90
10		Furniture Brands International, Inc.	183
7		Kimball International, Inc., Class B	139
4		Meritage Homes Corp. (a)	146
5		Stanley Furniture Co., Inc.	113
6		Tempur-Pedic International, Inc. (a)	101
49		Tupperware Brands Corp.	955

			1,953

		Household Products — 0.0% (g)
7		Spectrum Brands, Inc. (a)	57

		Independent Power Producers & Energy Traders — 0.1%
4		Black Hills Corp.	118

		Insurance — 2.8%
3		American Physicians Capital, Inc. (a)	136
6		Argonaut Group, Inc. (a)	185
8		Commerce Group, Inc.	240
18		Delphi Financial Group, Inc.	718
6		Direct General Corp.	80

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of September 30, 2006 (continued)
(Amounts in thousands)

Shares		Security Description	Value ($)

5		LandAmerica Financial Group, Inc.	309
10		Meadowbrook Insurance Group, Inc. (a)	112
3		National Financial Partners Corp.	140
1		Navigators Group, Inc. (a)	29
4		Odyssey Re Holdings Corp.	142
37		PMA Capital Corp., Class A (a)	325
10		Safety Insurance Group, Inc.	487
4		Selective Insurance Group	226
17		Zenith National Insurance Corp.	680

			3,809

		Internet & Catalog Retail — 0.1%
4		Netflix, Inc. (a)	84

		Internet Software & Services — 2.0%
-(h	)	aQuantive, Inc. (a)	9
13		Ariba, Inc. (a)	97
5		Art Technology Group, Inc. (a)	12
2		Click Commerce, Inc. (a)	38
55		CMGI, Inc. (a)	58
26		CNET Networks, Inc. (a)	247
4		Digital Insight Corp. (a)	108
4		Digital River, Inc. (a)	210
32		Digitas, Inc. (a)	307
3		EarthLink, Inc. (a)	23
9		Interwoven, Inc. (a)	96
6		iPass, Inc. (a)	29
9		j2 Global Communications, Inc. (a)	245
13		Openwave Systems, Inc. (a)	124
7		RealNetworks, Inc. (a)	70
36		United Online, Inc.	440
11		ValueClick, Inc. (a)	197
7		WebEx Communications, Inc. (a)	281
3		webMethods, Inc. (a)	21
6		Websense, Inc. (a)	125

			2,737

		IT Services — 2.0%
56		BearingPoint, Inc. (a)	440
11		BISYS Group, Inc. (The) (a)	121
6		CACI International, Inc., Class A (a)	352
19		CIBER, Inc. (a)	127
4		Covansys Corp. (a)	67
6		CSG Systems International, Inc. (a)	161
7		Gartner, Inc. (a)	116
2		Gevity HR, Inc.	36
6		infoUSA, Inc.	53
11		Keane, Inc. (a)	151
14		Lightbridge, Inc. (a)	161
4		Lionbridge Technologies (a)	32
8		Mantech International Corp., Class A (a)	267
14		Perot Systems Corp., Class A (a)	192
2		StarTek, Inc.	25
13		SYKES Enterprises, Inc. (a)	259
4		TALX Corp.	107
4		Tyler Technologies, Inc. (a)	56

			2,723

		Leisure Equipment & Products — 0.6%
9		JAKKS Pacific, Inc. (a)	151
7		K2, Inc. (a)	86
5		MarineMax, Inc. (a)	120
10		RC2 Corp. (a)	322
4		Steinway Musical Instruments, Inc. (a)	112

			791

		Life Sciences Tools & Services — 0.6%
1		Bio-Rad Laboratories, Inc., Class A (a)	92
3		Diversa Corp. (a)	27
3		Exelixis, Inc. (a)	22
7		Illumina, Inc. (a)	218
2		Kendle International, Inc. (a)	61
2		Molecular Devices Corp. (a)	43
21		Nektar Therapeutics (a)	301

			764

		Machinery — 2.7%
8		Accuride Corp. (a) (m)	91
8		Astec Industries, Inc. (a)	198
19		Barnes Group, Inc.	337
8		Briggs & Stratton Corp.	231
5		Cascade Corp.	210
4		CIRCOR International, Inc.	122
2		EnPro Industries, Inc. (a)	72
3		Freightcar America, Inc.	138
5		Greenbrier Cos., Inc.	136
2		Middleby Corp. (a)	116
3		Miller Industries, Inc. (a)	55
6		Mueller Industries, Inc.	215
3		NACCO Industries, Inc., Class A	449
8		Navistar International Corp. (a)	207
4		Valmont Industries, Inc.	188

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of September 30, 2006 (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

7	Wabash National Corp.	89
24	Wabtec Corp.	648
5	Watts Water Technologies, Inc., Class A	162

		3,664

	Media — 1.8%
3	ADVO, Inc.	81
6	Belo Corp., Class A	93
4	Catalina Marketing Corp.	107
132	Charter Communications, Inc., Class A (a)	201
26	Entravision Communications Corp. (a)	192
5	Gray Television, Inc.	33
13	Harris Interactive, Inc. (a)	80
10	Lee Enterprises, Inc.	250
24	LodgeNet Entertainment Corp. (a)	444
5	Media General, Inc., Class A	170
9	Playboy Enterprises, Inc., Class B (a)	85
8	ProQuest Co. (a)	105
7	Scholastic Corp. (a)	212
16	Sinclair Broadcast Group, Inc., Class A	127
5	Valassis Communications, Inc. (a)	81
11	World Wrestling Entertainment, Inc.	179

		2,440

	Metals & Mining — 1.9%
3	AK Steel Holding Corp. (a) (m)	40
1	Aleris International, Inc. (a)	71
4	Century Aluminum Co. (a)	138
6	Chaparral Steel Co. (a)	211
6	Cleveland-Cliffs, Inc.	213
4	Gibraltar Industries, Inc.	93
11	Metal Management, Inc.	315
4	NN, Inc.	49
13	Olympic Steel, Inc.	328
2	Oregon Steel Mills, Inc. (a)	108
17	Quanex Corp.	516
21	Ryerson, Inc.	455
1	Schnitzer Steel Industries, Inc.	25

		2,562

	Multi-Utilities — 0.7%
8	Avista Corp.	185
7	NorthWestern Corp.	231
18	PNM Resources, Inc.	485

		901

	Multiline Retail — 0.1%
6	Bon-Ton Stores, Inc. (The)	166

	Oil, Gas & Consumable Fuels — 2.2%
4	Alon USA Energy, Inc.	109
2	ATP Oil & Gas Corp. (a) (m)	85
3	Callon Petroleum Co. (a)	45
6	Energy Partners Ltd. (a)	150
3	Giant Industries, Inc. (a)	260
10	Harvest Natural Resources, Inc. (a)	99
1	Helix Energy Solutions Group, Inc. (a)	41
22	Houston Exploration Co. (a)	1,197
3	Penn Virginia Corp.	171
9	PetroHawk Energy Corp. (a)	98
5	Stone Energy Corp. (a)	218
5	Swift Energy Co. (a)	201
14	USEC, Inc.	132
16	VAALCO Energy, Inc. (a)	112
3	World Fuel Services Corp.	101

		3,019

	Personal Products — 0.7%
7	Elizabeth Arden, Inc. (a)	105
2	Mannatech, Inc.	41
25	NBTY, Inc. (a)	726
14	Parlux Fragrances, Inc. (a)	70

		942

	Pharmaceuticals — 1.8%
7	Adams Respiratory Therapeutics, Inc. (a)	271
14	Adolor Corp. (a)	189
6	Alpharma, Inc., Class A	128
13	Andrx Corp. (a)	313
8	AtheroGenics, Inc. (a)	106
24	AVANIR Pharmaceuticals, Class A (a)	169
3	Bentley Pharmaceuticals, Inc. (a)	37
9	Cardiome Pharma Corp. (Canada) (a)	99
40	Cypress Bioscience, Inc. (a)	289
10	DURECT, Corp. (a)	42
11	Medicis Pharmaceutical Corp., Class A	369
2	Par Pharmaceutical Cos., Inc. (a)	33
2	Salix Pharmaceuticals Ltd. (a)	31
6	Sciele Pharma, Inc. (a)	111
10	Valeant Pharmaceuticals International	190
8	ViroPharma, Inc. (a)	94

		2,471

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of September 30, 2006 (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Real Estate Investment Trusts (REITs) — 7.1%
17	American Home Mortgage Investment Corp.	577
17	Anthracite Capital, Inc.	215
13	Ashford Hospitality Trust, Inc.	159
3	BioMed Realty Trust, Inc.	88
15	Crescent Real Estate Equities Co.	327
7	Entertainment Properties Trust	350
14	Equity Inns, Inc.	218
61	FelCor Lodging Trust, Inc.	1,217
13	First Potomac Realty Trust (m)	384
12	Friedman Billings Ramsey Group, Inc., Series A	99
8	Glimcher Realty Trust,	188
6	Impac Mortgage Holdings, Inc.	55
33	Innkeepers USA Trust	541
10	KKR Financial Corp.	248
4	LaSalle Hotel Properties	152
18	Lexington Corporate Properties Trust,	380
20	LTC Properties, Inc.	478
14	MFA Mortgage Investments, Inc.	107
2	Mid-America Apartment Communities, Inc.	147
2	Mills Corp. (The)	25
31	Nationwide Health Properties, Inc.	832
15	Pennsylvania Real Estate Investment Trust	643
16	Post Properties, Inc.	760
3	PS Business Parks, Inc., Class A,	151
6	RAIT Investment Trust	182
10	Saul Centers, Inc.	454
25	Sunstone Hotel Investors, Inc.	740

		9,717

	Road & Rail — 1.5%
3	AMERCO, Inc. (a)	222
4	Arkansas Best Corp.	151
5	Dollar Thrifty Automotive Group, Inc. (a)	209
19	Genesee & Wyoming, Inc., Class A (a)	452
2	Marten Transport Ltd. (a)	26
4	Old Dominion Freight Line (a)	126
1	PAM Transportation Services, Inc. (a)	13
1	Quality Distribution, Inc. (a)	16
13	RailAmerica, Inc. (a)	143
16	Saia, Inc. (a)	535
9	U.S. Xpress Enterprises, Inc., Class A (a)	208

		2,101

	Semiconductors & Semiconductor Equipment — 3.9%
1	Actel Corp. (a) (m)	17
5	ADE Corp. (a) (m)	157
11	Advanced Energy Industries, Inc. (a)	184
16	AMIS Holdings, Inc. (a)	153
25	Amkor Technology, Inc. (a)	130
18	Applied Micro Circuits Corp. (a)	51
16	Asyst Technologies, Inc. (a)	108
11	Axcelis Technologies, Inc. (a)	75
8	Brooks Automation, Inc. (a)	99
6	Cabot Microelectronics Corp. (a)	176
18	Cirrus Logic, Inc. (a)	128
6	Cohu, Inc.	114
58	Conexant Systems, Inc. (a)	116
9	Credence Systems Corp. (a)	25
7	Cymer, Inc. (a)	299
5	Diodes, Inc. (a)	222
3	DSP Group, Inc. (a)	78
12	Entegris, Inc. (a)	131
5	Intevac, Inc. (a)	86
10	IXYS Corp. (a)	85
3	Kopin Corp. (a)	11
12	Kulicke & Soffa Industries, Inc. (a)	103
8	Lattice Semiconductor Corp. (a)	53
17	LTX Corp. (a)	85
14	Mattson Technology, Inc. (a)	114
14	Micrel, Inc. (a)	137
2	Micron Technology, Inc. (a)	37
10	Microsemi Corp. (a)	192
13	MIPS Technologies, Inc. (a)	84
7	MKS Instruments, Inc. (a)	144
11	OmniVision Technologies, Inc. (a)	157
51	ON Semiconductor Corp. (a)	301
11	Photronics, Inc. (a)	158
29	RF Micro Devices, Inc. (a)	222
4	Rudolph Technologies, Inc. (a)	78
2	Semitool, Inc. (a)	20
7	Semtech Corp. (a)	94
15	Silicon Image, Inc. (a)	186
10	Silicon Storage Technology, Inc. (a)	42
20	Skyworks Solutions, Inc. (a)	105
3	Standard Microsystems Corp. (a)	88
2	Supertex, Inc. (a)	93
2	Tessera Technologies, Inc. (a)	66
5	Varian Semiconductor Equipment Associates, Inc. (a)	185

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of September 30, 2006 (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

8	Zoran Corp. (a)	132

		5,321

	Software — 3.5%
23	Actuate Corp. (a) (m)	101
3	Ansoft Corp. (a)	67
3	ANSYS, Inc. (a)	150
30	Aspen Technology, Inc. (a)	323
5	Epicor Software Corp. (a)	63
4	EPIQ Systems, Inc. (a)	53
2	eSpeed, Inc., Class A (a)	19
3	FileNet Corp. (a)	105
13	Hyperion Solutions Corp. (a)	459
12	Informatica Corp. (a)	169
6	Intergraph Corp. (a)	253
8	Internet Security Systems (a)	222
2	InterVoice, Inc. (a)	12
5	JDA Software Group, Inc. (a)	74
3	Macrovision Corp. (a)	64
6	Magma Design Automation, Inc. (a)	55
3	Manhattan Associates, Inc. (a)	65
5	MapInfo Corp. (a)	62
9	Mentor Graphics Corp. (a)	124
4	MicroStrategy, Inc. (a)	407
3	MRO Software, Inc. (a)	80
17	Parametric Technology Corp. (a)	305
1	Pegasystems, Inc.	11
15	Progress Software Corp. (a)	384
3	Quality Systems, Inc.	128
11	Quest Software, Inc. (a)	156
19	Secure Computing Corp. (a)	118
1	SPSS, Inc. (a)	32
17	Sybase, Inc. (a)	407
6	TIBCO Software, Inc. (a)	58
5	Transaction Systems Architechs, Inc. (a)	154
9	Wind River Systems, Inc. (a)	94

		4,774

	Specialty Retail — 5.8%
24	Aaron Rents, Inc. (m)	553
16	Asbury Automotive Group, Inc.	321
3	Build-A-Bear Workshop, Inc. (a)	77
66	Charming Shoppes, Inc. (a)	938
5	Children’s Place Retail Stores, Inc. (The) (a)	346
23	CSK Auto Corp. (a)	319
16	Dress Barn, Inc. (a)	340
7	Genesco, Inc. (a)	245
4	Group 1 Automotive, Inc.	220
15	Guess?, Inc. (a)	728
8	Lithia Motors, Inc., Class A	202
23	Men’s Wearhouse, Inc.	848
17	Pacific Sunwear of California, Inc. (a)	253
12	Payless ShoeSource, Inc. (a)	289
9	Petco Animal Supplies, Inc. (a)	252
28	Rent-A-Center, Inc. (a)	811
11	Select Comfort Corp. (a)	251
3	Shoe Carnival, Inc. (a)	78
3	Sonic Automotive, Inc.	78
8	Stage Stores, Inc.	220
15	Tween Brands, Inc. (a)	553

		7,922

	Textiles, Apparel & Luxury Goods — 2.3%
15	Brown Shoe Co., Inc.	538
4	Columbia Sportswear Co. (a)	218
4	Deckers Outdoor Corp. (a)	194
20	Maidenform Brands Inc. (a)	376
7	Movado Group, Inc.	173
2	Oxford Industries, Inc.	73
11	Phillips-Van Heusen Corp.	476
11	Skechers U.S.A., Inc., Class A (a)	259
8	Steven Madden Ltd.	294
10	Timberland Co., Class A (a)	282
6	UniFirst Corp.	187

		3,070

	Thrifts & Mortgage Finance — 2.1%
7	Accredited Home Lenders Holding Co. (a) (m)	266
3	City Bank	160
3	Commercial Capital Bancorp, Inc.	48
29	Corus Bankshares, Inc.	639
3	Downey Financial Corp.	220
3	Federal Agricultural Mortgage Corp., Class C	85
13	First Niagara Financial Group, Inc.	192
2	First Place Financial Corp.	52
3	FirstFed Financial Corp. (a)	187
4	Flagstar Bancorp, Inc.	54
3	ITLA Capital Corp.	145
5	TierOne Corp.	183
9	United Community Financial Corp.	110

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of September 30, 2006 (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

42	W Holding Co., Inc. (Puerto Rico)	250
4	WSFS Financial Corp.	267

		2,858

	Tobacco — 0.1%
29	Alliance One International, Inc. (a)	118
3	Vector Group Ltd.	41

		159

	Trading Companies & Distributors — 1.2%
58	Applied Industrial Technologies, Inc.	1,405
11	BlueLinx Holdings, Inc.	103
7	Kaman Corp.	130

		1,638

	Wireless Telecommunication Services — 0.4%
13	Centennial Communications Corp.	69
57	Dobson Communications Corp. (a)	397
4	InPhonic, Inc. (a)	31
4	Syniverse Holdings, Inc. (a)	54

		551

	Total Common Stocks (Cost $111,834)	132,882

	Short-Term Investments — 0.8%
	Investment Company — 0.6%
887	JPMorgan Prime Money Market Fund (b) (m) (Cost $887)	887

Principal Amount ($)

	U.S. Treasury Notes — 0.2%
330	U.S. Treasury Notes, 2.88%, 11/30/06 (k) (m) (Cost $329)	329

	Total Short-Term Investments (Cost $1,216)	1,216

	Investments of Cash Collateral for Securities Loaned — 25.8%
	Certificates of Deposit — 6.0%
1,500	Calyon, New York, 5.30%, 10/03/06	1,500
1,900	Deutsche Bank, New York, FRN, 5.47%, 01/22/08	1,900
1,500	Mizuho Corporate Bank Ltd., New York, 5.30%, 10/26/06	1,500
1,500	Norinchukin Bank, New York, 5.32%, 10/24/06	1,500
1,800	Royal Bank of Canada, New York, FRN, 5.30%, 11/13/06	1,800

		8,200

	Commercial Paper — 2.2%
1,493	Concord Minutemen C.C., LLC, 5.29%, 10/20/06	1,493
1,493	Fenway Funding LLC, 5.33%, 10/23/06	1,493

		2,986

	Corporate Notes — 10.3%
1,000	Alliance and Leister plc, FRN, 5.32%, 10/29/07	1,000
1,800	American Express Credit Corp., FRN, 5.33%, 06/12/07	1,800
1,000	Bank of America, FRN, 5.31%, 11/07/06	1,000
1,500	Banque Federative Du Credit Mutuel, FRN, 5.33%, 07/13/07	1,500
1,800	CDC Financial Products, Inc., FRN, 5.43%, 10/30/06	1,800
1,400	Citigroup Global Markets, Inc., FRN, 5.45%, 10/06/06	1,400
1,000	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 10/24/06	1,000
1,000	Links Finance LLC, FRN, 5.42%, 10/06/06	1,000
1,500	Macquarie Bank Ltd., FRN, 5.35%, 10/29/07	1,500
1,000	Morgan Stanley, FRN, 5.56%, 10/29/07	1,000
1,000	Sigma Finance, Inc.,
	FRN, 5.37%, 10/24/07	1,000

		14,000

	Repurchase Agreements — 7.3%
6,436	Bank of America Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $6,439, collateralized by U.S. Government Agency Mortgages	6,436
3,500	UBS Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $3,502, collateralized by U.S. Government Agency Mortgages	3,500

		9,936

	Total Investments of Cash Collateral for Securities Loaned (Cost $35,122)	35,122

	Total Investments — 124.2% (Cost $148,172)	169,220
	Liabilities in Excess of Other Assets — (24.2)%	(33,013)

	NET ASSETS — 100.0%	$136,207

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of September 30, 2006 (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value At 09/30/06 (USD )

	Long Futures Outstanding
9	Russell 2000 Index	December, 2006	$3,294

Abbreviations:

(a) — Non-income producing security.
(b) — Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g) — Amount rounds to less than 0.1%
(h) — Amount rounds to less than one thousand.
(k) — Security is fully or partially segregated with the broker as collateral for futures or with the brokers as initial margin for future contracts.

(m) — All or a portion of this security is segregated for current or potential holdings of futures, Swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN — Floating Rate Note. The rate shown is the rate in eddect as of September 30, 2006.
USD — United States Dollars

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,498
Aggregate gross unrealized depreciation	(7,450)

Net unrealized appreciation/depreciation	$21,048

Federal income tax cost of investments	$148,172

JPMorgan Value Advantage Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

	Long-Term Investments — 85.0%
	Common Stocks — 84.3%
	Building Products — 2.5%
230	Griffon Corp. (a)	5,490

	Capital Markets — 3.5%
85	Charles Schwab Corp. (The)	1,522
40	Cowen Group, Inc. (a)	632
210	W.P. Carey & Co. LLC (i)	5,777

		7,931

	Chemicals — 1.9%
50	Albemarle Corp.	2,717
20	Sigma-Aldrich Corp.	1,513

		4,230

	Commercial Banks — 7.4%
8	M&T Bank Corp.	960
200	North Fork Bancorp, Inc.	5,728
35	SunTrust Banks, Inc.	2,736
30	U.S. Bancorp	996
30	United Community Banks, Inc.	901
40	Wells Fargo & Co.	1,447
85	Wilmington Trust Corp.	3,787

		16,555

	Commercial Services & Supplies — 0.9%
45	Pitney Bowes, Inc.	1,997

	Construction Materials — 4.5%
70	Cemex S.A. de C.V. ADR (Mexico) (a)	2,106
80	Rinker Group Ltd. ADR (Australia)	4,117
50	Vulcan Materials Co.	3,912

		10,135

	Containers & Packaging — 1.1%
60	Temple-Inland, Inc.	2,406

	Diversified Financial Services — 1.5%
30	Bank of America Corp.	1,607
85	Resource America, Inc., Class A	1,768

		3,375

	Diversified Telecommunication Services — 2.5%
140	Alaska Communications Systems Group, Inc.	1,858
20	Commonwealth Telephone Enterprises, Inc.	824
214	Windstream Corp.	2,820

		5,502

	Electronic Equipment & Instruments — 0.7%
70	Onex Corp. (Canada) (i)	1,570

	Food & Staples Retailing — 1.3%
25	Costco Wholesale Corp.	1,242
30	CVS Corp.	964
80	Pathmark Stores, Inc. (a)	796

		3,002

	Gas Utilities — 0.8%
75	UGI Corp.	1,834

	Health Care Providers & Services — 1.3%
55	Coventry Health Care, Inc. (a)	2,834

	Hotels, Restaurants & Leisure — 3.5%
75	AFC Enterprises, Inc.(a)	1,083
100	Cedar Fair LP	2,631
60	McDonald’s Corp.	2,347
100	Steak n Shake Co. (The) (a)	1,689

		7,750

	Household Durables — 0.8%
65	Palm Harbor Homes, Inc., (a)	972
50	WCI Communities, Inc. (a)	872

		1,844

	Industrial Conglomerates — 1.7%
22	Carlisle Cos., Inc.	1,850
45	Walter Industries, Inc.	1,921

		3,771

	Insurance — 9.7%
60	21st Century Insurance Group	897
90	Assurant, Inc.	4,807
-(h)	Berkshire Hathaway, Inc., Class A (a)	4,311
25	FPIC Insurance Group, Inc. (a)	990
30	Infinity Property & Casualty Corp.	1,234
55	IPC Holdings Ltd. (Bermuda)	1,673
65	Loews Corp.	2,463
110	ProAssurance Corp. (a)	5,421

		21,796

JPMorgan Value Advantage Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value

	Internet & Catalog Retail — 0.5%
55	Liberty Media Holding Corp. - Interactive, Class A (a)	1,121

	Media — 5.3%
65	Citadel Broadcasting Corp.	611
175	Clear Channel Communications, Inc.	5,049
60	McClatchy Co., Class A	2,531
5	Washington Post Co. (The), Class B	3,685

		11,876

	Multiline Retail — 0.8%
12	Sears Holdings Corp. (a)	1,897

	Oil, Gas & Consumable Fuels — 13.3%
100	Buckeye GP Holdings LP (a)	1,555
125	Devon Energy Corp.	7,894
49	Kinder Morgan Management LLC (a)	2,050
70	Kinder Morgan, Inc.	7,339
135	Teekay Shipping Corp. (Bahamas)	5,550
90	Valero GP Holdings LLC (a)	1,746
150	Williams Cos., Inc.	3,580

		29,714

	Real Estate Investment Trusts (REITs) — 6.3%
140	Agree Realty Corp.	4,599
110	National Health Investors, Inc.	3,116
60	PS Business Parks, Inc., Class A	3,618
75	Rayonier, Inc.	2,835

		14,168

	Real Estate Management & Development — 0.8%
23	Brookfield Asset Management, Inc., Class A (Canada)	1,020
25	Brookfield Properties Co.	883

		1,903

	Road & Rail — 1.2%
47	Florida East Coast Industries, Inc., Class A	2,683

	Software — 0.9%
70	Microsoft Corp.	1,913

	Specialty Retail — 3.0%
100	Autonation, Inc. (a)	2,100
25	AutoZone, Inc. (a)	2,583
35	Limited Brands, Inc.	927
40	TJX Cos., Inc.	1,121

		6,731

	Textiles, Apparel & Luxury Goods — 2.1%
17	Columbia Sportswear Co. (a)	949
50	V.F. Corp.	3,648

		4,597

	Thrifts & Mortgage Finance — 3.0%
30	Freddie Mac	1,990
60	Golden West Financial Corp.	4,635

		6,625

	Trading Companies & Distributors — 1.5%
80	GATX Corp.	3,310

	Total Common Stocks (Cost $174,098)	188,560

	Investment Company — 0.7%
71	Cohen & Steers Select Utility Fund, Inc. (Cost $1,460)	1,593

	Total Long-Term Investments (Cost $175,558)	190,153

	Short-Term Investment — 13.2%
	Investment Company — 13.2%
29,493	JPMorgan Prime Money Market Fund (b) (m) (Cost $29,493)	29,493

	Total Investments — 98.2% (Cost $205,051)	219,646
	Other Assets in Excess of Liabilities — 1.8%	3,999

	NET ASSETS — 100.0%	$223,645

Percentages indicated are based on net assets.

Abbreviation:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

JPMorgan Value Advantage Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depository Receipt

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,329
Aggregate gross unrealized depreciation	(1,734)

Net unrealized appreciation/depreciation	$14,595

Federal income tax cost of investments	$205,051

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

November 29, 2006

By:	/s/ Stephanie J. Dorsey

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

November 29, 2006